UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2007

Date of reporting period:    March 31, 2007


ITEM 1.        REPORTS TO STOCKHOLDERS.


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SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

AllianceBernstein Municipal Income Fund II

Arizona Portfolio
Florida Portfolio
Massachusetts Portfolio
Michigan Portfolio
Minnesota Portfolio
New Jersey Portfolio
Ohio Portfolio
Pennsylvania Portfolio
Virginia Portfolio


Semi-Annual Report

March 31, 2007


     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS




Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein(R) at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investments, Inc. is an affiliate of AllianceBernstein L.P., the manager of the AllianceBernstein funds, and is a member of the NASD.

AllianceBernstein(R) and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.




May 11, 2007

Semi-Annual Report

This report provides management's discussion of fund performance for the portfolios of AllianceBernstein Municipal Income Fund II (the "Portfolios") for the semi-annual reporting period ended March 31, 2007.

Investment Objectives and Policies

The nine portfolios of this open-end fund, by investing principally in high-yielding, predominantly investment-grade municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. Each of the Portfolios pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state's income tax. Pennsylvania Portfolio and Virginia Portfolio are non-diversified, meaning they can invest more of their assets in a fewer number of issuers.

Investment Results

The tables on pages 5-7 show performance for each Portfolio compared to its benchmark, the Lehman Brothers (LB) Municipal Index, for the six- and 12-month periods ended March 31, 2007. For the six-month period ended March 31, 2007, the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Pennsylvania and Virginia Portfolios' Class A shares underperformed the benchmark, the LB Municipal Index, which represents the municipal market and posted a positive return of 1.93%, while the Ohio Portfolio's Class A shares outperformed the benchmark. For the 12-month period ended March 31, 2007, all of the Portfolios underperformed the benchmark, which returned 5.43% over the period.

A description of each Portfolio's relative performance versus the benchmark for the six-month reporting period ended March 31, 2007 follows.

Arizona Portfolio-The Arizona Portfolio's relative underperformance compared to the benchmark was largely the result of security selection in the housing, industrial revenue bond, hospital and insured sectors. Security selection in the pre-refunded and special tax sectors was beneficial to performance.

Florida Portfolio-The Florida Portfolio's relative underperformance compared to the benchmark was largely the result of security selection in the insured sector.

Massachusetts Portfolio-The Massachusetts Portfolio's relative underperformance compared to the benchmark was largely the result of security selection in the insured sector. Security selection in the pre-refunded sector benefited the Portfolio's performance.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 1


Michigan Portfolio-The Michigan Portfolio's relative underperformance compared to the benchmark was largely the result of security selection in the general obligation and education sectors.

Minnesota Portfolio-The Minnesota Portfolio's relative underperformance compared to the benchmark was largely the result of security selection in the insured sector. The Portfolio's relative weight in the pre-refunded and general obligation sectors contributed positively to the Portfolio's performance.

New Jersey Portfolio-The New Jersey Portfolio's relative underperformance compared to the benchmark was largely the result of security selection in the industrial revenue bond and hospital sectors. Security selection in the insured and special tax sectors was beneficial to the Portfolio's performance. The Portfolio's relative weight in the industrial revenue bond sector also contributed positively to performance.

Ohio Portfolio-The Ohio Portfolio's outperformance was largely the result of security selection in the pre-refunded sector. The Portfolio's relative weight in the pre-refunded and industrial revenue bond sectors also contributed positively to performance. Security selection in the industrial revenue bond sector detracted from the Portfolio's performance.

Pennsylvania Portfolio-The Pennsylvania Portfolio's relative underperformance was largely the result of security selection in the industrial revenue bond, hospital and insured tax sectors.

Virginia Portfolio-The Virginia Portfolio's relative underperformance was largely the result of security selection in the leasing, industrial revenue bond, insured and airport sectors. The Portfolio's relative weight in the housing sector contributed positively to the Portfolio's performance.

Market Review and Investment Strategy

Rising short-term rates, falling long-term rates and a continued strong bid for lower-quality bonds drove municipal-bond returns over the six-month period ended March 31, 2007. Consistent with the pattern in the U.S. Treasury market, the shorter the municipal bond's maturity, the more its yield increased over the six-month reporting period. Yields for bonds maturing within 20 years rose by up to 10 basis points; those maturing beyond 20 years actually declined.

The difference between long-term and short-term municipal bonds is the smallest that it has been over the past 30 years. The average of this difference has been 230 basis points since the early 1970s and is a mere 50 basis points to-


2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


day. Issuers responded to low long-term interest rates by selling a record $104 billion in bonds during the first quarter of 2007--49% more than in the same period in 2006.

Investors' demand for income continued to be a significant influence in the municipal market. High-yield municipal funds accounted for about 40% of the money invested in municipal mutual funds. Speculative-grade bonds were the best-performing sector as demand drove prices up, causing the LB High Yield Index to return 3.78%--nearly twice the 1.93% return of the LB Municipal Index which represents only the investment-grade portion of the municipal market.

One result of the continued strong performance of lower-rated bonds is that the extra yield for assuming credit risk is very small by historical standards. For example, the difference in yield between intermediate BBB-rated and AAA-rated insured municipal bonds stood at only 0.2% at March 31, 2007. A widening of just 0.05% would negate the income benefit of owning lower-rated bonds over a 12-month period.

The low levels of compensation for assuming credit risk or interest rate risk have been engendered, at least in part, by benign economic and inflation outlooks, as well as by the strongest municipal balance sheets in a very long time. It is impossible to know when investors will become more risk averse, or what the catalyst will be. However, with so little reward for taking risk, the Portfolios' Municipal Bond Investment Team finds the best values in high-quality bonds and has focused new purchases on bonds maturing in 10-15 years rather than longer maturities which provide only marginally more income.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 3


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our website at www.alliancebernstein.com or call your financial advisor or AllianceBernstein Investments at 800.227.4618. You should read the prospectus carefully before you invest.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The individual state municipal portfolios are non-diversified and are subject to geographic risk based on their narrow investment objectives. Additionally, the Pennsylvania and Virginia Portfolios can invest in a relatively small number of issuers, and are more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. The Portfolios may invest in high yield bonds (i.e., "junk bonds") which involves a greater risk of default and price volatility than other bonds. Investing in non-investment grade presents special risks, including credit risk. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED MARCH 31, 2007

                                                          Returns
                                             ----------------------------------
                                                 6 Months        12 Months
-------------------------------------------------------------------------------
Arizona Portfolio
   Class A                                         1.91%            5.14%
   Class B                                         1.56%            4.41%
   Class C                                         1.56%            4.42%
LB Municipal Index                                 1.93%            5.43%

                                                          Returns
                                             ----------------------------------
                                                 6 Months        12 Months
-------------------------------------------------------------------------------
Florida Portfolio
   Class A                                         1.75%            5.39%
   Class B                                         1.49%            4.66%
   Class C                                         1.49%            4.66%
LB Municipal Index                                 1.93%            5.43%

                                                          Returns
                                             ----------------------------------
                                                 6 Months        12 Months
-------------------------------------------------------------------------------
Massachusetts Portfolio
   Class A                                         1.76%            4.93%
   Class B                                         1.40%            4.21%
   Class C                                         1.41%            4.21%
LB Municipal Index                                 1.93%            5.43%


See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 5


HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED MARCH 31, 2007

                                                          Returns
                                             ----------------------------------
                                                 6 Months        12 Months
-------------------------------------------------------------------------------
Michigan Portfolio
   Class A                                         1.80%            4.94%
   Class B                                         1.45%            4.22%
   Class C                                         1.45%            4.22%
LB Municipal Index                                 1.93%            5.43%

                                                          Returns
                                             ----------------------------------
                                                 6 Months        12 Months
-------------------------------------------------------------------------------
Minnesota Portfolio
   Class A                                         1.73%            4.84%
   Class B                                         1.28%            4.00%
   Class C                                         1.28%            4.00%
LB Municipal Index                                 1.93%            5.43%

                                                          Returns
                                             ----------------------------------
                                                 6 Months        12 Months
-------------------------------------------------------------------------------
New Jersey Portfolio
   Class A                                         1.92%            5.36%
   Class B                                         1.57%            4.62%
   Class C                                         1.56%            4.61%
LB Municipal Index                                 1.93%            5.43%


See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIOS VS. THEIR BENCHMARKS
PERIODS ENDED MARCH 31, 2007

                                                          Returns
                                             ----------------------------------
                                                 6 Months        12 Months
-------------------------------------------------------------------------------
Ohio Portfolio
   Class A                                         2.00%            5.36%
   Class B                                         1.65%            4.63%
   Class C                                         1.55%            4.64%
LB Municipal Index                                 1.93%            5.43%

                                                          Returns
                                             ----------------------------------
                                                 6 Months        12 Months
-------------------------------------------------------------------------------
Pennsylvania Portfolio
   Class A                                         1.76%            5.18%
   Class B                                         1.40%            4.45%
   Class C                                         1.40%            4.45%
LB Municipal Index                                 1.93%            5.43%

                                                          Returns
                                             ----------------------------------
                                                 6 Months        12 Months
-------------------------------------------------------------------------------
Virginia Portfolio
   Class A                                         1.72%            4.80%
   Class B                                         1.37%            4.08%
   Class C                                         1.38%            4.00%
LB Municipal Index                                 1.93%            5.43%


See Historical Performance and Benchmark disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 7


ARIZONA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2007
-------------------------------------------------------------------------------
                         NAV           SEC         SEC      Taxable Equivalent
                       Returns       Returns      Yields*         Yields**
Class A Shares                                     3.32%           5.35%
1 Year                  5.14%         0.63%
5 Years                 5.41%         4.50%
10 Years                5.87%         5.41%

Class B Shares                                     2.77%           4.47%
1 Year                  4.41%         1.41%
5 Years                 4.69%         4.69%
10 Years(a)             5.43%         5.43%

Class C Shares                                     2.77%           4.47%
1 Year                  4.42%         3.42%
5 Years                 4.69%         4.69%
10 Years                5.14%         5.14%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
-------------------------------------------------------------------------------
                                                                SEC Returns
Class A Shares
1 Year                                                             0.63%
5 Years                                                            4.50%
10 Years                                                           5.41%

Class B Shares
1 Year                                                             1.41%
5 Years                                                            4.69%
10 Years(a)                                                        5.43%

Class C Shares
1 Year                                                             3.42%
5 Years                                                            4.69%
10 Years                                                           5.14%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2007.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FLORIDA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2007
-------------------------------------------------------------------------------
                         NAV           SEC          SEC     Taxable Equivalent
                       Returns       Returns      Yields*         Yields**
Class A Shares                                     3.57%           5.49%
1 Year                  5.39%         0.94%
5 Years                 5.60%         4.69%
10 Years                5.77%         5.31%

Class B Shares                                     3.03%           4.66%
1 Year                  4.66%         1.66%
5 Years                 4.87%         4.87%
10 Years(a)             5.33%         5.33%

Class C Shares                                     3.03%           4.66%
1 Year                  4.66%         3.66%
5 Years                 4.86%         4.86%
10 Years                5.03%         5.03%


SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
-------------------------------------------------------------------------------
                                                                SEC Returns
Class A Shares
1 Year                                                             0.94%
5 Years                                                            4.69%
10 Years                                                           5.31%

Class B Shares
1 Year                                                             1.66%
5 Years                                                            4.87%
10 Years(a)                                                        5.33%

Class C Shares
1 Year                                                             3.66%
5 Years                                                            4.86%
10 Years                                                           5.03%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2007.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 9


MASSACHUSETTS PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2007
-------------------------------------------------------------------------------
                         NAV           SEC          SEC     Taxable Equivalent
                       Returns       Returns      Yields*         Yields**
Class A Shares                                     3.20%           5.20%
1 Year                  4.93%         0.48%
5 Years                 5.09%         4.19%
10 Years                5.52%         5.06%

Class B Shares                                     2.64%           4.29%
1 Year                  4.21%         1.21%
5 Years                 4.37%         4.37%
10 Years(a)             5.09%         5.09%

Class C Shares                                     2.65%           4.31%
1 Year                  4.21%         3.21%
5 Years                 4.37%         4.37%
10 Years                4.80%         4.80%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
-------------------------------------------------------------------------------
                                                                SEC Returns
Class A Shares
1 Year                                                             0.48%
5 Years                                                            4.19%
10 Years                                                           5.06%

Class B Shares
1 Year                                                             1.21%
5 Years                                                            4.37%
10 Years(a)                                                        5.09%

Class C Shares
1 Year                                                             3.21%
5 Years                                                            4.37%
10 Years                                                           4.80%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2007.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MICHIGAN PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2007
-------------------------------------------------------------------------------
                         NAV           SEC          SEC     Taxable Equivalent
                       Returns       Returns      Yields*         Yields**
Class A Shares                                     3.11%           4.98%
1 Year                  4.94%         0.47%
5 Years                 5.35%         4.45%
10 Years                6.10%         5.65%

Class B Shares                                     2.56%           4.10%
1 Year                  4.22%         1.22%
5 Years                 4.62%         4.62%
10 Years(a)             5.66%         5.66%

Class C Shares                                     2.56%           4.10%
1 Year                  4.22%         3.22%
5 Years                 4.61%         4.61%
10 Years                5.37%         5.37%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
-------------------------------------------------------------------------------
                                                               SEC Returns
Class A Shares
1 Year                                                             0.47%
5 Years                                                            4.45%
10 Years                                                           5.65%

Class B Shares
1 Year                                                             1.22%
5 Years                                                            4.62%
10 Years(a)                                                        5.66%

Class C Shares
1 Year                                                             3.22%
5 Years                                                            4.61%
10 Years                                                           5.37%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2007.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 11


MINNESOTA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2007
-------------------------------------------------------------------------------
                         NAV           SEC          SEC     Taxable Equivalent
                       Returns       Returns      Yields*         Yields**
Class A Shares                                     3.21%           5.36%
1 Year                  4.84%         0.37%
5 Years                 5.10%         4.18%
10 Years                5.58%         5.12%

Class B Shares                                     2.65%           4.42%
1 Year                  4.00%         1.00%
5 Years                 4.35%         4.35%
10 Years(a)             5.12%         5.12%

Class C Shares                                     2.65%           4.42%
1 Year                  4.00%         3.00%
5 Years                 4.34%         4.34%
10 Years                4.83%         4.83%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
-------------------------------------------------------------------------------
                                                               SEC Returns
Class A Shares
1 Year                                                             0.37%
5 Years                                                            4.18%
10 Years                                                           5.12%

Class B Shares
1 Year                                                             1.00%
5 Years                                                            4.35%
10 Years(a)                                                        5.12%

Class C Shares
1 Year                                                             3.00%
5 Years                                                            4.34%
10 Years                                                           4.83%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2007.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NEW JERSEY PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2007
-------------------------------------------------------------------------------
                         NAV           SEC          SEC     Taxable Equivalent
                       Returns       Returns      Yields*         Yields**
Class A Shares                                     3.46%           5.85%
1 Year                  5.36%         0.83%
5 Years                 4.82%         3.93%
10 Years                5.13%         4.68%

Class B Shares                                     2.91%           4.92%
1 Year                  4.62%         1.62%
5 Years                 4.08%         4.08%
10 Years(a)             4.69%         4.69%

Class C Shares                                     2.91%           4.92%
1 Year                  4.61%         3.61%
5 Years                 4.08%         4.08%
10 Years                4.39%         4.39%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
-------------------------------------------------------------------------------
                                                                SEC Returns
Class A Shares
1 Year                                                             0.83%
5 Years                                                            3.93%
10 Years                                                           4.68%

Class B Shares
1 Year                                                             1.62%
5 Years                                                            4.08%
10 Years(a)                                                        4.69%

Class C Shares
1 Year                                                             3.61%
5 Years                                                            4.08%
10 Years                                                           4.39%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2007.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 13


OHIO PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2007
-------------------------------------------------------------------------------
                         NAV           SEC          SEC     Taxable Equivalent
                       Returns       Returns      Yields*         Yields**
Class A Shares                                     3.21%           5.28%
1 Year                  5.36%         0.84%
5 Years                 5.04%         4.13%
10 Years                5.46%         5.01%

Class B Shares                                     2.65%           4.36%
1 Year                  4.63%         1.63%
5 Years                 4.32%         4.32%
10 Years(a)             5.00%         5.00%

Class C Shares                                     2.65%           4.36%
1 Year                  4.64%         3.64%
5 Years                 4.29%         4.29%
10 Years                4.71%         4.71%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
-------------------------------------------------------------------------------
                                                                SEC Returns
Class A Shares
1 Year                                                             0.84%
5 Years                                                            4.13%
10 Years                                                           5.01%

Class B Shares
1 Year                                                             1.63%
5 Years                                                            4.32%
10 Years(a)                                                        5.00%

Class C Shares
1 Year                                                             3.64%
5 Years                                                            4.29%
10 Years                                                           4.71%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2007.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


PENNSYLVANIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2007
-------------------------------------------------------------------------------
                         NAV           SEC          SEC     Taxable Equivalent
                       Returns       Returns      Yields*         Yields**
Class A Shares                                     3.11%           4.94%
1 Year                  5.18%         0.74%
5 Years                 5.27%         4.37%
10 Years                5.65%         5.19%

Class B Shares                                     2.54%           4.03%
1 Year                  4.45%         1.45%
5 Years                 4.54%         4.54%
10 Years(a)             5.21%         5.21%

Class C Shares                                     2.54%           4.03%
1 Year                  4.45%         3.45%
5 Years                 4.54%         4.54%
10 Years                4.92%         4.92%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
-------------------------------------------------------------------------------
                                                                SEC Returns
Class A Shares
1 Year                                                             0.74%
5 Years                                                            4.37%
10 Years                                                           5.19%

Class B Shares
1 Year                                                             1.45%
5 Years                                                            4.54%
10 Years(a)                                                        5.21%

Class C Shares
1 Year                                                             3.45%
5 Years                                                            4.54%
10 Years                                                           4.92%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2007.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 4.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 15


VIRGINIA PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2007
-------------------------------------------------------------------------------
                         NAV           SEC          SEC     Taxable Equivalent
                       Returns       Returns      Yields*         Yields**
Class A Shares                                     3.25%           5.31%
1 Year                  4.80%         0.32%
5 Years                 5.58%         4.67%
10 Years                5.85%         5.39%

Class B Shares                                     2.70%           4.41%
1 Year                  4.08%         1.08%
5 Years                 4.86%         4.86%
10 Years(a)             5.42%         5.42%

Class C Shares                                     2.70%           4.41%
1 Year                  4.00%         3.00%
5 Years                 4.85%         4.85%
10 Years                5.12%         5.12%

SEC AVERAGE ANNUAL RETURNS (WITH ANY APPLICABLE SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (MARCH 31, 2007)
-------------------------------------------------------------------------------
                                                                SEC Returns
Class A Shares
1 Year                                                             0.32%
5 Years                                                            4.67%
10 Years                                                           5.39%

Class B Shares
1 Year                                                             1.08%
5 Years                                                            4.86%
10 Years(a)                                                        5.42%

Class C Shares
1 Year                                                             3.00%
5 Years                                                            4.85%
10 Years                                                           5.12%


(a)  Assumes conversion of Class B shares into Class A shares after six years.

* SEC Yields are calculated based on SEC guidelines for the 30-day period ended March 31, 2007.

** Taxable equivalent yields are based on SEC yields and a 35% marginal Federal income tax rate and maximum state taxes where applicable.

See Historical Performance disclosures on page 4.


16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       Beginning           Ending
Arizona              Account Value     Account Value     Expenses Paid      Annualized
Portfolio           October 1, 2006    March 31, 2007    During Period*   Expense Ratio*
-----------------------------------------------------------------------------------------
Class A
Actual                   $1,000          $1,019.09           $3.93             0.78%
Hypothetical **          $1,000          $1,021.04           $3.93             0.78%

Class B
Actual                   $1,000          $1,015.56           $7.44             1.48%
Hypothetical **          $1,000          $1,017.55           $7.44             1.48%

Class C
Actual                   $1,000          $1,015.60           $7.44             1.48%
Hypothetical **          $1,000          $1,017.55           $7.44             1.48%


(Fund Expenses continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 17


FUND EXPENSES
(continued from previous page)

                       Beginning           Ending
Florida              Account Value     Account Value    Expenses Paid      Annualized
Portfolio           October 1, 2006    March 31, 2007   During Period*    Expense Ratio*
-----------------------------------------------------------------------------------------
Class A
Actual                   $1,000          $1,017.46           $3.92             0.78%
Hypothetical **          $1,000          $1,021.04           $3.93             0.78%

Class B
Actual                   $1,000          $1,014.94           $7.43             1.48%
Hypothetical **          $1,000          $1,017.55           $7.44             1.48%

Class C
Actual                   $1,000          $1,014.92           $7.43             1.48%
Hypothetical **          $1,000          $1,017.55           $7.44             1.48%


                       Beginning           Ending
Massachusetts        Account Value     Account Value    Expenses Paid       Annualized
Portfolio           October 1, 2006    March 31, 2007   During Period*    Expense Ratio*
-----------------------------------------------------------------------------------------
Class A
Actual                   $1,000          $1,017.55           $4.12             0.82%
Hypothetical **          $1,000          $1,020.84           $4.13             0.82%

Class B
Actual                   $1,000          $1,014.04           $7.63             1.52%
Hypothetical **          $1,000          $1,017.35           $7.64             1.52%

Class C
Actual                   $1,000          $1,014.06           $7.63             1.52%
Hypothetical **          $1,000          $1,017.35           $7.64             1.52%


                       Beginning           Ending
Michigan             Account Value     Account Value    Expenses Paid       Annualized
Portfolio           October 1, 2006    March 31, 2007   During Period*    Expense Ratio*
-----------------------------------------------------------------------------------------
Class A
Actual                   $1,000          $1,018.02           $5.08             1.01%
Hypothetical **          $1,000          $1,019.90           $5.09             1.01%

Class B
Actual                   $1,000          $1,014.53           $8.59             1.71%
Hypothetical **          $1,000          $1,016.40           $8.60             1.71%

Class C
Actual                   $1,000          $1,014.50           $8.59             1.71%
Hypothetical **          $1,000          $1,016.40           $8.60             1.71%


(Fund Expenses continued on next page)


18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FUND EXPENSES
(continued from previous page)

                       Beginning           Ending
Minnesota            Account Value     Account Value    Expenses Paid       Annualized
Portfolio           October 1, 2006    March 31, 2007   During Period*    Expense Ratio*
-----------------------------------------------------------------------------------------
Class A
Actual                   $1,000          $1,017.32           $4.53             0.90%
Hypothetical **          $1,000          $1,020.44           $4.53             0.90%

Class B
Actual                   $1,000          $1,012.77           $8.03             1.60%
Hypothetical **          $1,000          $1,016.95           $8.05             1.60%

Class C
Actual                   $1,000          $1,012.78           $8.03             1.60%
Hypothetical **          $1,000          $1,016.95           $8.05             1.60%


                      Beginning           Ending
New Jersey          Account Value     Account Value    Expenses Paid       Annualized
Portfolio          October 1, 2006    March 31, 2007   During Period*    Expense Ratio*
-----------------------------------------------------------------------------------------
Class A
Actual                   $1,000          $1,019.20           $4.38             0.87%
Hypothetical **          $1,000          $1,020.59           $4.38             0.87%

Class B
Actual                   $1,000          $1,015.66           $7.89             1.57%
Hypothetical **          $1,000          $1,017.10           $7.90             1.57%

Class C
Actual                   $1,000          $1,015.64           $7.89             1.57%
Hypothetical **          $1,000          $1,017.10           $7.90             1.57%


                       Beginning           Ending
                     Account Value     Account Value    Expenses Paid       Annualized
Ohio Portfolio      October 1, 2006    March 31, 2007   During Period*    Expense Ratio*
-----------------------------------------------------------------------------------------
Class A
Actual                   $1,000          $1,020.02           $4.28             0.85%
Hypothetical **          $1,000          $1,020.69           $4.28             0.85%

Class B
Actual                   $1,000          $1,016.50           $7.79             1.55%
Hypothetical **          $1,000          $1,017.20           $7.80             1.55%

Class C
Actual                   $1,000          $1,015.50           $7.79             1.55%
Hypothetical **          $1,000          $1,017.20           $7.80             1.55%


(Fund Expenses continued on next page)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 19


FUND EXPENSES
(continued from previous page)

                       Beginning           Ending
Pennsylvania         Account Value     Account Value    Expenses Paid       Annualized
Portfolio           October 1, 2006    March 31, 2007   During Period*    Expense Ratio*
-----------------------------------------------------------------------------------------
Class A
Actual                   $1,000          $1,017.60           $4.78             0.95%
Hypothetical **          $1,000          $1,020.19           $4.78             0.95%

Class B
Actual                   $1,000          $1,014.03           $8.29             1.65%
Hypothetical **          $1,000          $1,016.70           $8.30             1.65%

Class C
Actual                   $1,000          $1,014.03           $8.29             1.65%
Hypothetical **          $1,000          $1,016.70           $8.30             1.65%


                       Beginning          Ending
Virginia             Account Value    Account Value     Expenses Paid       Annualized
Portfolio           October 1, 2006   March 31, 2007    During Period*    Expense Ratio*
-----------------------------------------------------------------------------------------
Class A
Actual                   $1,000          $1,017.20           $3.62             0.72%
Hypothetical **          $1,000          $1,021.34           $3.63             0.72%

Class B
Actual                   $1,000          $1,013.69           $7.13             1.42%
Hypothetical **          $1,000          $1,017.85           $7.14             1.42%

Class C
Actual                   $1,000          $1,013.75           $7.13             1.42%
Hypothetical **          $1,000          $1,017.85           $7.14             1.42%


* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

**  Assumes 5% return before expenses.


20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


BOND RATING SUMMARY*
March 31, 2007 (unaudited)


ARIZONA PORTFOLIO
Quality Rating
[ ]  63.8%   AAA                   [PIE CHART OMITTED]
[ ]   6.2%   AA
[ ]   6.8%   A
[ ]  19.7%   BBB
[ ]   3.5%   BB


FLORIDA PORTFOLIO
Quality Rating
[ ]  54.6%   AAA                   [PIE CHART OMITTED]
[ ]   9.5%   AA
[ ]  12.0%   A
[ ]  14.3%   BBB
[ ]   9.4%   BB
[ ]   0.2%   B


MASSACHUSETTS PORTFOLIO
Quality Rating
[ ]  65.2%   AAA                   [PIE CHART OMITTED]
[ ]  16.7%   AA
[ ]   4.1%   A
[ ]   9.4%   BBB
[ ]   4.2%   BB
[ ]   0.4%   B


* All data are as of March 31, 2007. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 21


BOND RATING SUMMARY*
March 31, 2007 (unaudited)


MICHIGAN PORTFOLIO
Quality Rating
[ ]  58.6%   AAA                   [PIE CHART OMITTED]
[ ]  22.5%   AA
[ ]   3.4%   A
[ ]   9.6%   BBB
[ ]   5.9%   BB


MINNESOTA PORTFOLIO
Quality Rating
[ ]  58.5%   AAA                   [PIE CHART OMITTED]
[ ]  15.5%   AA
[ ]  18.4%   A
[ ]   5.4%   BBB
[ ]   2.2%   BB


NEW JERSEY PORTFOLIO
Quality Rating
[ ]  51.9%   AAA                   [PIE CHART OMITTED]
[ ]  20.5%   AA
[ ]  13.6%   A
[ ]   9.5%   BBB
[ ]   4.5%   BB


* All data are as of March 31, 2007. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


BOND RATING SUMMARY*
March 31, 2007 (unaudited)


OHIO PORTFOLIO
Quality Rating
[ ]  60.7%   AAA                   [PIE CHART OMITTED]
[ ]  10.3%   AA
[ ]  14.5%   A
[ ]  10.0%   BBB
[ ]   4.5%   BB


PENNSYLVANIA PORTFOLIO
Quality Rating
[ ]  58.4%   AAA                   [PIE CHART OMITTED]
[ ]  11.7%   AA
[ ]  11.5%   A
[ ]  10.4%   BBB
[ ]   7.7%   BB
[ ]   0.3%   B


VIRGINIA PORTFOLIO
Quality Rating
[ ]  57.5%   AAA                   [PIE CHART OMITTED]
[ ]  22.6%   AA
[ ]   6.6%   A
[ ]   6.5%   BBB
[ ]   6.8%   BB


* All data are as of March 31, 2007. Each Portfolio's quality rating distribution is expressed as a percentage of the Portfolio's total investments rated in particular ratings categories by Standard & Poor's Rating Services and Moody's Investors Service. The distributions may vary over time. If ratings are not available, the Fund's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 23


ARIZONA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-100.7%
Long-Term Municipal Bonds-100.4%
Arizona-82.4%
Arizona Cap Facs Fin Corp Student Hsg
  Rev
  (Arizona St Univ Proj)
  Ser 00
  6.25%, 9/01/32                                      $ 2,000     $   2,074,280
Arizona Game & Fish Dept
  5.00%, 7/01/26                                        1,000         1,044,320
Arizona Health Facs Auth Rev
  (Blood System Inc.)
  Ser 04
  5.00%, 4/01/19                                          750           779,115
Arizona Hlth Fac Auth Hosp Rev
  (Phoenix Childrens Hosp)
  Ser 02A
  6.00%, 2/15/32                                        5,700         6,320,730
Arizona School Brd Fac Rev
  Ser 01
  5.00%, 7/01/19                                        6,730         7,089,045
Arizona State Transn Brd Hwy Rev
  Ser 04B
  5.00%, 7/01/24                                        4,300         4,540,112
Arizona State Univ COP
  (Research Infrastructure Projs)
  AMBAC Ser 05A
  5.00%, 9/01/23                                        2,000         2,113,540
Arizona Student Loan Auth
  (Student Loan Rev) AMT
  Ser 99B-1
  5.90%, 5/01/24                                        1,500         1,584,360
Arizona Tourism & Sports Auth Tax Rev
  (Multipurpose Stadium Fac)
  MBIA Ser 03A
  5.00%, 7/01/25                                        2,400         2,512,368
Arizona Wtr Infrastructure Fin Auth Rev
  (Wtr Quality)
  Ser 06A
  5.00%, 10/01/24                                       4,000         4,287,200
Estrella Mtn Ranch CFD
  (Desert Village)
  7.375%, 7/01/27                                       1,741         1,917,746
Estrella Mtn Ranch CFD
  (Golf Village)
  Ser 01A
  7.875%, 7/01/25                                       3,355         3,690,668


24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Gilbert Wtr Res Muni Ppty Corp
  (Wastewater Sys & Util Rev)
  Ser 04
  4.90%, 4/01/19                                      $ 2,500     $   2,532,725
Glendale IDA
  (John C Lincoln Hlth)
  Ser 05B
  5.25%, 12/01/22                                       1,000         1,054,700
Glendale IDA Ed Fac
  (Midwestern Univ)
  CONNIE LEE Ser 96A
  6.00%, 5/15/26                                          475           481,503
  Ser 01A
  5.875%, 5/15/31                                       3,770         4,120,044
Goodyear CFD
  (Palm Valley)
  Ser 96C
  7.25%, 7/01/16                                        2,900         2,937,062
Goodyear IDA Water & Sewer Rev
  (Litchfield Pk Svc Proj) AMT
  Ser 99
  5.95%, 10/01/23                                       3,160         3,284,536
Greater Arizona Dev Auth Infrastructure Rev
  MBIA Ser 05A
  5.00%, 8/01/21                                        1,600         1,707,584
  MBIA Ser 05B
  5.00%, 8/01/25                                        4,320         4,579,114
Hassayampa CFD
  Ser 96
  7.75%, 7/01/21                                        2,670         2,726,444
Hassayampa CFD No. 2
  (Forest Ridge Estates)
  Ser 00
  7.50%, 7/01/24                                          785           849,244
Maricopa Cnty SFMR
  (Mortgage Rev) AMT
  GNMA/ FNMA/ FHLMC Ser 00-1C
  6.25%, 12/01/30                                          30            30,167
  GNMA/ FNMA/ FHLMC Ser 01
  5.63%, 3/01/33                                          695           722,578
  GNMA/ FNMA/ FHLMC Ser 02-B1
  6.20%, 3/01/34 (a)                                      135           135,836
Mesa Cnty IDA Health Fac
  (Discovery Hlth Sys)
  MBIA Ser 99A
  5.75%, 1/01/25                                       15,000        15,953,700
Nogales Municipal Dev Auth
  AMBAC Ser 05
  5.00%, 6/01/27                                        1,000         1,057,550


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 25


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Northern Arizona University COP
  (Northern Arizona University Research Projs)
  AMBAC Ser 04
  5.125%, 9/01/21-9/01/24                             $ 7,140     $   7,700,933
Phoenix Az Civic Impt Corp.
  MBIA
  5.00%, 7/01/18                                        6,555         7,063,471
Phoenix Children's Hosp
  4.65%, 2/01/42(b)                                     1,150         1,162,190
Phoenix Civic Impt Corp Excise Tax Rev
  (Civic Plaza Exp Proj) Sub
  FGIC Ser 05A
  5.00%, 7/01/23                                        5,500         5,862,725
Phoenix IDA
  (Capitol Mall LLC Proj)
  AMBAC Ser 05
  5.00%, 9/15/25                                        5,935         6,295,611
Phoenix IDA SFMR
  (Mortgage Rev) AMT
  GNMA/ FNMA/ FHLMC Ser 02A-1
  5.75%, 9/01/33(a)                                        60            60,346
Pima Cnty IDA
  (Horizon Cmnty Learning Center)
  Ser 05
  5.125%, 6/01/20                                       1,500         1,508,205
Pima Cnty IDA MFHR
  (La Hacienda)
  GNMA Ser 99
  7.00%, 12/20/31                                       1,290         1,388,698
Pima Cnty IDA SFMR
  GNMA/ FNMA Ser 01A-1
  5.35%, 11/01/24                                          25            25,058
Pima Cnty IDA SFMR
  (Mortgage Rev) AMT
  GNMA/ FNMA Ser 99B-1
  6.10%, 5/01/31                                           90            90,492
Pinal Cnty COP
  Ser 04
  5.00%, 12/01/24                                       3,780         3,918,424
Pinal Cnty IDA Correctional Facs Contract
  (Florence West Prison Proj)
  ACA Ser 06A
  5.25%, 10/01/22                                       1,400         1,489,278
Pinal Cnty Prop Corp.
  AMBAC Ser 01
  5.125%, 6/01/21                                       1,000         1,049,560
Queen Creek Improvement District No 1
  5.00%, 1/01/26                                          600           612,228
Show Low Assessment Dist No. 6
  (Torreon)
  ACA Ser 00
  6.00%, 1/01/18                                          955         1,010,476


26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Show Low IDA Hosp Rev
  (Navapache Regl Med Ctr)
  RADIAN Ser 05
  5.00%, 12/01/25                                     $ 1,415     $   1,486,939
Stoneridge CFD
  Ser 01
  6.75%, 7/15/26                                        1,650         1,818,052
Sundance CFD
  Ser 02
  7.75%, 7/01/22                                        2,225         2,431,747
Tax Exempt Municipal Infrastructure Trust
  Ser 04B, Class A
  4.05%, 12/01/08(c)                                    4,470         4,382,164
Tempe Excise Tax Rev
  5.00%, 7/01/24                                        1,035         1,097,297
Tolleson IDA MFHR
  (Copper Cove) AMT
  GNMA Ser 01A
  5.50%, 11/20/41                                       5,825         6,072,329
Tucson & Pima HFA SFMR(Mortgage Rev)
  AMT
  GNMA/ FNMA Ser 02A
  5.50%, 1/01/35 (a)                                      480           485,813
Tucson & Pima IDA SFMA
  (Mtg Bkd Secs Prog) AMT
  GNMA/ FNMA/ FHLMC Ser 01A-1
  6.35%, 1/01/34(a)                                       810           834,106
Tucson Airport Auth Rev AMT
  AMBAC Ser 01
  5.35%, 6/01/31                                        6,475         6,718,460
Tucson COP
  MBIA Ser 04A
  5.00%, 7/01/23-7/01/24                                6,100         6,456,174
Tucson Higher Ed
  (University Arizona)
  AMBAC Ser 02A
  5.00%, 7/15/32                                        1,000         1,036,990
University Med Ctr Corp Hosp Rev
  5.00%, 7/01/35                                        3,500         3,590,055
University of Arizona COP
  AMBAC
  5.00%, 6/01/12                                        3,040         3,222,430
  5.25%, 6/01/14-6/01/15                                5,000         5,445,340
West Campus Hsg LLC Student Hsg Rev
  (Arizona State University West Campus)
  AMBAC Ser 05
  5.00%, 7/01/30                                        1,500         1,582,770
Yavapai Cnty Hosp Rev
  (Regional Medical Center)
  RADIAN Ser 03A
  5.25%, 8/01/21                                        4,000         4,201,480
                                                                  -------------
                                                                    170,226,112


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 27


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
California-0.7%
California GO
  5.00%, 2/01/33                                      $ 1,405     $   1,460,863

Florida-0.7%
Double Branch CDD
  (Oakleaf Village)
  Ser 02A
  6.70%, 5/01/34                                          990         1,083,684
Fiddlers Creek CDD
  Ser 99B
  5.80%, 5/01/21                                          405           416,607
                                                                  -------------
                                                                      1,500,291
Puerto Rico-15.7%
Puerto Rico Comwlth GO
  (Pub Impt)
  5.25%, 7/01/23                                          575           620,356
  Ser 01A
  5.50%, 7/01/19                                          500           560,155
  Ser 03A
  5.25%, 7/01/23                                          500           529,655
Puerto Rico Comwlth Govt Dev Bank
  (Sr Notes)
  Ser 06B
  5.00%, 12/01/15                                         500           535,125
Puerto Rico Convention Ctr Dist Auth Hotel
  Occupancy Rev
  AMBAC Ser 06A
  5.00%, 7/01/18                                        6,000         6,502,800
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22(d)                                     8,000         8,588,160
Puerto Rico GO
  FGIC Ser 02A
  5.00%, 7/01/32                                        2,500         2,663,250
Puerto Rico HFA
  (Cap Fd Prog)
  5.00%, 12/01/17                                       4,870         5,172,135
Puerto Rico Highway & Transportation Authority
  FSA
  5.00%, 7/01/32                                        3,400         3,575,070
Puerto Rico IFA Health Fac
  (Ascension Health)
  Ser 00A
  6.125%, 11/15/30                                      1,500         1,630,815
University of Puerto Rico Rev
  5.00%, 6/01/18                                        1,855         1,966,764
                                                                  -------------
                                                                     32,344,285


28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Texas-0.9%
Texas Turnpike Auth
  AMBAC Ser 02A
  5.50%, 8/15/39                                      $ 1,750     $   1,882,493

Total Long-Term Municipal Bonds
  (cost $199,817,159)                                               207,414,044

Short-Term Municipal Notes-0.3%
Alaska-0.3%
Valdez Marine Term Rev
  (BP Pipelines Project)
  Ser 03B
  3.80%, 7/01/37(e)
  (cost $500,000)                                         500           500,000

Total Municipal Obligations
  (cost $200,317,159)                                               207,914,044

SHORT-TERM INVESTMENTS-0.2%
Time Deposit-0.2%
The Bank of New York
  4.25%, 4/02/07
  (cost $387,000)                                         387           387,000

Total Investments-100.9%
  (cost $200,704,159)                                               208,301,044
Other assets less liabilities-(0.9)%                                 (1,781,364)

Net Assets-100.0%                                                 $ 206,519,680


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                  Rate Type
                                       -------------------------------
                 Notional                  Payments        Payments       Unrealized
     Swap         Amount   Termination     made by       received by    Appreciation/
 Counterparty      (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
CitiGroup, Inc.   $1,900      6/22/07        BMA           2.962%         $ (3,105)
CitiGroup, Inc.    2,700     11/10/26      3.884%            BMA            12,169
JPMorgan Chase     1,800      4/05/07        BMA           2.988%           (2,720)
JPMorgan Chase     1,000     10/01/07        BMA           3.635%              565
JPMorgan Chase     7,500     11/10/11        BMA           3.482%           17,696
Merrill Lynch      1,100      7/12/08        BMA          3.8154%            5,277
Merrill Lynch      1,440      2/12/12        BMA           3.548%            8,491
Merrill Lynch      1,000      8/09/26      4.0632%           BMA           (18,039)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 29


(a)  Variable rate coupon, rate shown as of March 31, 2007.

(b)  Floating Rate Security. Stated interest rate was in effect at March 31,
2007.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of this security amounted to $4,382,164 or 2.1% of net assets.

(d) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(e) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

ACA        - American Capital Access Financial Guaranty Corporation
AMBAC      - American Bond Assurance Corporation
AMT        - Alternative Minimum Tax (subject to)
BMA        - Bond Market Association
CDD        - Community Development District
CFD        - Community Facilities District
CONNIE LEE - Connie Lee Insurance Company
COP        - Certificate of Participation
FGIC       - Financial Guaranty Insurance Company
FHLMC      - Federal Home Loan Mortgage Corporation
FNMA       - Federal National Mortgage Association
FSA        - Financial Security Assurance Inc.
GNMA       - Government National Mortgage Association
GO         - General Obligation
HFA        - Housing Finance Authority/Agency
IDA        - Industrial Development Authority/Agency
IFA        - Industrial Finance Authority
MBIA       - Municipal Bond Investors Assurance
MFHR       - Multi-Family Housing Revenue
RADIAN     - Radian Group, Inc.
SFMR       - Single Family Mortgage Revenue
XLCA       - XL Capital Assurance Inc.


See notes to financial statements.


30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


FLORIDA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-96.0%
Long-Term Municipal Bonds-93.3%
Florida-71.7%
Beacon Tradeport CDD
  Ser 02B
  7.25%, 5/01/33                                       $  965     $   1,033,978
Bonnet Creek Resort CDD
  Ser 02
  7.25%, 5/01/18                                        2,000         2,177,120
Brevard Cnty Loc Opt Fuel Tax Rev
  FGIC Ser 05
  5.00%, 8/01/25                                        3,290         3,477,859
Capital Trust Agy Arpt Fac
  (Cargo Acq Grp) AMT
  Ser 02
  6.25%, 1/01/19                                          495           525,408
  Ser 03
  5.75%, 1/01/32                                        2,000         2,098,000
Concorde Estates CDD
  Ser 04B
  5.00%, 5/01/11                                          900           898,371
Crossings at Fleming Island CDD
  (Eagle Harbor)
  Ser 00C
  7.10%, 5/01/30                                        2,240         2,379,821
Dade Cnty HFA MFHR
  (Golden Lakes Apts) AMT
  Ser 97A
  6.00%, 11/01/32                                         250           255,718
  6.05%, 11/01/39                                         750           767,865
Deltona Util Sys Rev
  MBIA Ser 03
  5.125%, 10/01/27                                      2,440         2,577,006
Florida HFA MFHR
  (Turtle Creek Apts) AMT
  AMBAC Ser 96C
  6.20%, 5/01/36                                        3,245         3,280,468
Florida HFC MFHR
  (Cobblestone Apts) AMT
  GNMA Ser 00K-1
  6.10%, 6/01/42                                        7,740         8,222,279
Florida HFC MFHR
  (Logans Pointe Apts) AMT
  FSA Ser 99
  6.00%, 6/01/39(a)                                     5,080         5,310,226
Florida HFC MFHR
  (Mystic Pointe II) AMT
  GNMA Ser 00
  6.30%, 12/01/41                                       1,165         1,236,671


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 31


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Florida HFC MFHR
  (Sabal Chase Apts) AMT
  FSA Ser 00
  6.00%, 5/01/40                                      $ 3,650     $   3,856,262
Florida HFC MFHR
  (Spring Harbor Apts) AMT
  Ser 99C-1
  5.90%, 8/01/39                                        2,540         2,627,884
Florida HFC MFHR
  (Walker Ave Club) AMT
  FSA Ser 00L-1
  6.00%, 12/01/38                                       3,435         3,570,373
Florida HFC MFHR
  (Waverly Apts) AMT
  FSA Ser 00C-1
  6.50%, 7/01/40                                        2,790         2,947,607
Florida State Brd of Ed GO
  MBIA Ser 02A
  5.00%, 6/01/32(b)                                     2,500         2,606,025
Gateway CDD
  (Sun City Center)
  Ser 03B
  5.50%, 5/01/10                                          395           398,211
Hamal CDD
  Ser 01
  6.65%, 5/01/21                                        1,100         1,231,142
Herons Glen Recreation Dist
  Ser 99
  5.90%, 5/01/19                                        2,680         2,799,903
Highlands Cnty Hlth Facs Auth
  (Adventist/Sunbelt Hosp)
  Ser 01A
  6.00%, 11/15/31                                       2,000         2,214,760
Indian River Cnty Sch Brd COP
  MBIA Ser 05
  5.00%, 7/01/23                                        2,480         2,616,846
Indian Trace Dev Dist Spl Assmt
  (Wtr Mgmt Spl Benefit)
  MBIA Ser 05
  5.00%, 5/01/22                                          680           725,444
Jacksonville Elec Auth
  AMBAC Ser 02B
  5.00%, 10/01/26                                       3,925         4,097,111
  Ser 02A
  5.50%, 10/01/41                                       3,750         3,784,950
Lee Cnty Arpt Rev
  (Southwest Int'l Arpt) AMT
  FSA Ser 00A
  6.00%, 10/01/32                                      13,500        14,439,195


32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Lee Cnty Hlth Facs Auth Rev
  (Shell Point)
  Ser 99A
  5.50%, 11/15/29                                     $ 2,000     $   2,108,540
Manatee Cnty Hsg Fin Agy SFMR
  (Mortgage Rev) AMT
  GNMA Ser 99
  6.25%, 11/01/28                                         365           371,986
Marshall Creek CDD
  Ser 02A
  6.625%, 5/01/32                                       1,000         1,060,470
Miami Beach Health Facs Auth Rev
  (Mt Sinai Med Ctr)
  Ser 01A
  6.80%, 11/15/31                                       1,600         1,761,424
Miami-Dade Cnty HFA MFHR
  (Cntry Club Villas Apts) AMT
  Ser 99A
  6.20%, 10/01/39                                       5,145         5,357,900
Miami-Dade Cnty HFA MFHR
  (Marbrisa Apts) AMT
  FSA Ser 00-2A
  6.15%, 8/01/38                                        1,515         1,605,324
Miami-Dade Cnty HFA SFMR
  (Home Ownship Mortgage) AMT
  GNMA/ FNMA Ser 00A-1
  6.00%, 10/01/32                                         950           956,242
Miromar Lakes CDD
  Ser 00A
  7.25%, 5/01/12                                        2,880         3,022,992
North Broward Hosp Dist Rev
  (Prerefunded)
  Ser 01
  6.00%, 1/15/31                                        1,500         1,630,860
North Broward Hosp Dist Rev
  (Unrefunded)
  Ser 01
  6.00%, 1/15/31                                          200           214,738
North Miami HFA Rev
  (Catholic Hlth Svcs Oblig Grp)
  Ser 96
  6.00%, 8/15/24                                        1,200         1,221,492
Northern Palm Beach Assessment Dist
  (Unit Development 27B)
  Ser 02
  6.40%, 8/01/32                                        1,110         1,166,810
Northern Palm Beach Cnty Impt Dist
  (Mirasol Unit No. 43)
  6.10%, 8/01/21                                          655           683,204
  6.125%, 8/01/31                                       1,000         1,040,900


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 33


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Orange Cnty HFA MFHR
  (Loma Vista Proj) AMT
  Ser 99G
  5.50%, 3/01/32                                      $ 2,000     $   2,020,160
Orange Cnty HFA Rev
  (Mayflower Retirement Proj)
  RADIAN Ser 99
  5.25%, 6/01/29                                        1,060         1,094,365
Orange Cnty Hospital Rev
  (Orlando Regional)
  Ser 02
  5.75%, 12/01/32                                       1,320         1,459,062
Palm Beach Cnty Pub Impt Rev
  (Biomedical Research Pk Proj)
  AMBAC Ser 05A
  5.00%, 6/01/22                                        7,000         7,417,760
Preserve At Wilderness Lake CDD
  Ser 02A
  7.10%, 5/01/33                                        1,470         1,602,815
South Miami Health Facs Hosp Rev
  (Baptist Health)
  5.25%, 11/15/33                                       2,000         2,090,580
St. Johns CDD
  (Julington Creek Plantation)
  Ser 97
  7.125%, 5/01/19                                       7,725         7,899,121
Tallahassee Hosp Rev
  (Tallahassee Memorial)
  Ser 00
  6.375%, 12/01/30                                      2,750         2,908,648
Tampa Higher Ed
  (Tampa University Proj)
  RADIAN Ser 02
  5.625%, 4/01/32                                       3,175         3,401,917
Village Ctr CDD
  MBIA
  5.125%, 10/01/28                                      1,000         1,061,570
Volusia Cnty Ed Fac Auth
  (Embry Riddle Aero Univ)
  Ser 99A
  5.75%, 10/15/29                                       2,000         2,075,540
Waterlefe CDD
  Ser 01
  6.95%, 5/01/31                                          695           739,327
West Palm Beach Cmnty Redev Agy
  (Northwood-Pleasant Cmnty Redev)
  5.00%, 3/01/25-3/01/29                                3,640         3,779,516
                                                                  -------------
                                                                    141,909,766


34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Arizona-0.9%
Arizona Hlth Fac Auth Hosp
  (Phoenix Children's Hosp)
  4.65%, 2/01/42(c)                                   $ 1,250     $   1,263,250
Queen Creek Improvement Dist No. 1
  5.00%, 1/01/26                                          600           612,228
                                                                  -------------
                                                                      1,875,478
Colorado-0.6%
Colorado Health Facs Auth
  5.25%, 6/01/23                                          360           382,003
Colorado Hlth Facs Auth
  (Evangelical Lutheran)
  5.25%, 6/01/19                                          340           363,953
Vista Ridge Met Dist Co
  RADIAN
  5.00%, 12/01/26                                         500           519,380
                                                                  -------------
                                                                      1,265,336
District Of Columbia-2.7%
Washington Convention Ctr Auth Ded Tax Rev
  AMBAC
  5.00%, 10/01/23                                       5,000         5,302,400

Illinois-1.2%
Chicago ILL Increment Allocation
  (Diversey/Narragausett PJ-NT)
  7.46%, 2/15/26                                          830           887,627
Hampshire ILL Spl Svc Area 14
  (Lakewood Crossing Subdivision)
  5.80%, 3/01/26                                          775           789,353
Village of Manhattan
  (No 04-1 Brookstone Springs Proj)
  Ser 05
  5.875%, 3/01/28                                         775           800,381
                                                                  -------------
                                                                      2,477,361
Indiana-3.6%
Franklin Twp Ind Sch Bldg
  AMBAC
  5.00%, 7/15/21                                        3,715         3,963,422
Franklin Twp Ind Sch Bldg
  5.00%, 7/15/22                                        2,910         3,097,375
                                                                  -------------
                                                                      7,060,797
Louisiana-0.6%
Ernest N Morial-New Orleans
  (Exhibit Hall Auth Spl Tax)
  AMBAC Ser 03A
  5.25%, 7/15/16-7/15/17                                1,185         1,273,235


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 35


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Minnesota-0.8%
St. Paul Hsg & Redev Auth Hosp Rev
  (Healtheast Proj)
  Ser 05
  6.00%, 11/15/25                                      $  500     $     555,185
Western Minnesota Municipal Pwr Agy
  FSA
  5.00%, 1/01/17                                          900           981,072
                                                                  -------------
                                                                      1,536,257
New Jersey-1.4%
Garden State Preservation Trust
  (Open Space & Farmland)
  FSA Ser 05A
  5.80%, 11/01/16                                       2,400         2,748,384

New York-0.3%
Liberty NY Dev Corp Rev
  (National Sports Museum Proj-A)
  6.125%, 2/15/19                                         500           522,885

North Dakota-0.4%
Ward Cnty Health Care Fac
  (Trinity Health)
  5.125%, 7/01/20                                         685           720,202

Ohio-1.6%
Cleveland Cuyahoga Port Auth
  Ser 01
  7.35%, 12/01/31                                       3,000         3,224,310

Puerto Rico-1.5%
Puerto Rico Comwlth GO
  (Pub Impt)
  5.25%, 7/01/23                                          600           647,328
  Ser 01A
  5.50%, 7/01/19                                          500           560,155
  Ser 04A
  5.25%, 7/01/19                                          960         1,029,754
University of Puerto Rico
  Ser 06Q
  5.00%, 6/01/19                                          730           772,274
                                                                  -------------
                                                                      3,009,511
South Carolina-0.5%
Scago Edl Facs Corp For Sch
  RADIAN
  5.00%, 12/01/21                                         945           989,170

Tennessee-0.4%
Sullivan Cnty Tenn Health Edl
  5.00%, 9/01/22                                          725           751,397


36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Texas-0.1%
Bexar County Health Facilities
  Development Corp Rev
  5.00%, 7/01/27                                       $  150     $     154,476

Utah-0.2%
Spanish Fork City Utah Charter
  5.55%, 11/15/21                                         370           380,164

Washington-4.0%
Energy Northwest Wash Wind
  AMBAC
  5.00%, 7/01/21                                        2,865         3,050,165
King Cnty Wash Sch Dist No 414
  (Lake Washington)
  MBIA SCH BD GTY
  5.00%, 12/01/24                                       4,500         4,797,900
                                                                  -------------
                                                                      7,848,065
Wisconsin-0.8%
Wisconsin Hlth & Ed Fac Auth Rev
  (Wheaton Franciscan)
  5.25%, 8/15/20                                        1,600         1,695,808

Total Long-Term Municipal Bonds
  (cost $177,142,405)                                               184,745,002

Short-Term Municipal Notes-2.7%
Florida-2.7%
Brevard Cnty Hlth Fac
  (Health First Inc)
  3.80%, 8/01/14(d)                                     3,800         3,800,000
Jacksonville Hlth Facs Auth Hosp
  MBIA
  3.75%, 8/15/19(d)                                     1,500         1,500,000

Total Short-Term Municipal Notes
  (cost $5,300,000)                                                   5,300,000

Total Investments-96.0%
  (cost $182,442,405)                                               190,045,002
Other assets less liabilities-4.0%                                    7,868,797

Net Assets-100.0%                                                 $ 197,913,799


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 37


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                  Rate Type
                                       -------------------------------
                  Notional                 Payments        Payments       Unrealized
     Swap         Amount    Termination    made by       received by     Appreciation/
 Counterparty      (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
CitiGroup, Inc.   $ 2,200      6/22/07        BMA           2.962%        $  (3,596)
CitiGroup, Inc.     2,700     11/10/26      3.884%            BMA            12,172
JPMorgan Chase      2,000      4/05/07        BMA           2.988%           (3,022)
JPMorgan Chase      1,100     10/01/07        BMA           3.635%              622
JPMorgan Chase      7,500     11/10/11        BMA           3.482%           17,696
Merrill Lynch       1,100      7/12/08        BMA          3.8154%            5,277
Merrill Lynch       1,540      2/12/12        BMA           3.548%            9,081
Merrill Lynch       5,300     10/21/16        BMA          4.1285%          196,886


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                             Value at
                     Number of   Expiration     Original     March 31,    Unrealized
       Type          Contracts      Month        Value         2007      Appreciation
--------------------------------------------------------------------------------------
Purchased Contracts
U.S. Treasury
  Note 10 Yr Future    124       June 2007    $13,308,184   $13,407,500     $ 99,316

(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b) Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The aggregate market value of these securities amounted to $135,513.

(c)  Floating Rate Security. Stated interest rate was in effect at March 31,
2007.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

AMBAC  - American Bond Assurance Corporation
AMT    - Alternative Minimum Tax (subject to)
BMA    - Bond Market Association
CDD    - Community Development District
COP    - Certificate of Participation
FGIC   - Financial Guaranty Insurance Company
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
HFA    - Housing Finance Authority/Agency
HFC    - Housing Finance Corporation
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue


See notes to financial statements.


38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MASSACHUSETTS PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.5%
Long-Term Municipal Bonds-98.1%
Massachusetts-76.0%
City of Springfield MA
  5.00%, 8/01/19                                      $ 3,000     $   3,239,070
Massachusetts Bay Trans Auth
  Ser 04A
  5.25%, 7/01/21(a)                                     2,000         2,193,900
Massachusetts Dev Fin Agy
  (Massachusetts Biomedical)
  Ser 00C
  6.25%, 8/01/20                                        3,000         3,231,390
Massachusetts Dev Fin Agy
  (Worchester Redev)
  RADIAN Ser 99
  5.25%, 6/01/19                                        2,350         2,444,000
Massachusetts Ed Fac
  (Massachusetts College of Pharmacy)
  Ser 99B
  6.75%, 7/01/30                                        3,350         3,651,466
Massachusetts Ed Fac
  (Suffolk Univ)
  Ser 99
  5.85%, 7/01/29                                        1,375         1,451,519
Massachusetts Ed Fin Auth
  (Educational Loan)
  MBIA Ser 00G AMT
  6.00%, 12/01/16                                         935           961,432
Massachusetts GO
  (Prerefunded)
  Ser 02C
  5.25%, 11/01/30                                       3,075         3,309,838
Massachusetts Hlth & Ed Fac Auth
  (Covenant Medical Center)
  Ser 02
  6.00%, 7/01/31                                        2,500         2,715,350
Massachusetts Hlth & Ed Fac Auth
  (New England Med Ctr)
  FGIC Ser 02H
  5.00%, 5/15/25                                        2,000         2,076,580
Massachusetts Hlth & Ed Fac Auth
  (Partners Healthcare System)
  Ser 01C
  5.75%, 7/01/32                                        4,000         4,289,560
Massachusetts Hlth & Ed Fac Auth
  (University of Massachusetts Proj)
  MBIA Ser 02C
  5.25%, 10/01/31(b)                                    6,440         6,948,567


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 39


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Massachusetts Hlth & Ed Fac Auth
  (Winchester Hosp)
  Ser 00E
  6.75%, 7/01/30                                      $ 4,500     $   4,898,475
Massachusetts Hlth & Ed Fac Hosp Rev
  (Berkshire Hlth Sys)
  RADIAN Ser 01E
  5.70%, 10/01/25                                       4,000         4,320,800
Massachusetts Hlth & Ed Fac Hosp Rev
  (Cape Cod Healthcare)
  RADIAN Ser 01C
  5.25%, 11/15/31                                       2,600         2,734,758
Massachusetts Hsg Fin Agy
  (Rental Rev)
  AMBAC Ser 95E
  6.00%, 7/01/41                                        4,125         4,363,508
Massachusetts Hsg Fin Agy MFHR
  (Rental Rev)
  MBIA Ser 00H AMT
  6.65%, 7/01/41                                        4,730         5,025,530
Massachusetts Ind Fin Agy MFHR
  (Heights Crossing) AMT
  FHA Ser 95
  6.15%, 2/01/35                                        6,000         6,071,220
Massachusetts Port Auth Spec Fac
  (Bosfuel Corp) AMT
  MBIA Ser 97
  6.00%, 7/01/36                                        6,155         6,303,459
Massachusetts Port Auth Spec Fac
  (US Air Proj) AMT
  MBIA Ser 96A
  5.875%, 9/01/23                                       2,000         2,037,860
Massachusetts State Health & Edl
  5.00%, 7/15/22                                        1,220         1,264,591
Massachusetts State Water Pollution
  Abatement
  5.00%, 8/01/24                                        5,000         5,407,514
Massachusetts State College Bldg
  AMBAC
  5.00%, 5/01/23                                        2,635         2,813,126
Massachusetts State Dev Fin Agy
  (Boston Architectural College)
  ACA
  5.00%, 1/01/27                                        1,750         1,815,485
Massachusetts State Dev Fin Agy
  (Pharmacy & Allied Health)
  ASSURED GTY Ser 05D
  5.00%, 7/01/24                                        3,500         3,653,475
Massachusetts State GO
  FSA Ser 05A
  5.00%, 3/01/17                                        5,000         5,364,000


40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Massachusetts State Sch Bldg Auth
  (Dedicated Sales Tax Revenue)
  MBIA Ser 05A
  5.00%, 8/15/19                                      $ 7,000     $   7,513,730
Massachusetts State Spl Oblig Rev
  (Cons Ln)
  FSA Ser 05A
  5.00%, 6/01/23                                        1,500         1,595,940
Massachusetts State Wtr Pollutn
  5.00%, 8/01/20                                        3,000         3,229,020
                                                                  -------------
                                                                    104,925,163
Arizona-1.9%
Goodyear IDA Water & Sewer Rev
  (Litchfield Pk Svc Proj) AMT
  Ser 01
  6.75%, 10/01/31                                       1,160         1,262,776
Stoneridge CFD
  Ser 01
  6.75%, 7/15/26                                        1,265         1,393,840
                                                                  -------------
                                                                      2,656,616
California-0.8%
California State GO
  Ser 03
  5.25%, 11/01/25                                       1,000         1,065,070

Colorado-0.4%
Murphy Creek Metro Dist No 3
  (Ref & Impt)
  Ser 06
  6.00%, 12/01/26                                         500           532,415

Florida-1.3%
Crossings at Fleming Island CDD
  (Eagle Harbor)
  Ser 00C
  7.10%, 5/01/30                                        1,750         1,859,235

Georgia-0.4%
Atlanta Tax Allocation
  (Eastside Proj)
  Ser 05B
  5.60%, 1/01/30                                          500           520,140

Illinois-0.6%
Bolingbrook Sales Tax Rev
  (Bolingbrook)
  0.00%, 1/01/24(c)                                       500           496,825


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 41


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj)
  Ser 05A
  5.95%, 3/01/28                                        $ 395     $     413,893
                                                                  -------------
                                                                        910,718
Nevada-1.4%
Clark Cnty Impt Dist No. 142
  Ser 03
  6.10%, 8/01/18                                          995         1,028,034
Henderson Loc Impt Dist
  Ser 03
  5.80%, 3/01/23                                          895           925,009
                                                                  -------------
                                                                      1,953,043
Puerto Rico-15.3%
Puerto Rico Comwlth GO
  Ser 06A
  5.25%, 7/01/22                                          500           540,235
Puerto Rico Comwlth GO
  (Pub Impt)
  Ser 01A
  5.50%, 7/01/19                                          500           560,155
Puerto Rico Comwlth Govt Dev Bank
  (Sr Notes)
  Ser 06B
  5.00%, 12/01/15                                         500           535,125
Puerto Rico Comwlth Hwy & Trans Auth
  Rev
  FGIC Ser 03
  5.25%, 7/01/14                                        4,225         4,584,294
  FGIC Ser 03G
  5.25%, 7/01/14                                        4,410         4,785,026
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22                                        6,400         6,870,528
Puerto Rico HFA
  (Cap Fd Prog)
  5.00%, 12/01/20                                       1,740         1,831,385
Puerto Rico Municipal Fin Agy
  Ser 05A
  5.25%, 8/01/23                                          275           294,893
University of Puerto Rico
  Ser 06Q
  5.00%, 6/01/19                                        1,025         1,084,358
                                                                  -------------
                                                                     21,085,999
Total Long-Term Municipal Bonds
  (cost $129,325,302)                                               135,508,399


42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Short-Term Municipal Notes-0.4%
Massachusetts-0.4%
Massachusetts State GO
  (Central Artery)
  Ser 00A
  3.80%, 12/01/30(d)
  (cost $500,000)                                       $ 500     $     500,000

Total Investments-98.5%
  (cost $129,825,302)                                               136,008,399
Other assets less liabilities-1.5%                                    2,118,632

Net Assets-100.0%                                                 $ 138,127,031


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                  Rate Type
                                       -------------------------------
                 Notional                  Payments       Payments        Unrealized
     Swap         Amount   Termination      made by      received by     Appreciation/
 Counterparty      (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
CitiGroup, Inc.   $1,400      6/22/07        BMA           2.962%         $  (2,288)
CitiGroup, Inc.    1,800     11/10/26      3.884%            BMA              8,113
JPMorgan Chase     1,200      4/05/07        BMA           2.988%            (1,813)
JPMorgan Chase       700     10/01/07        BMA           3.635%               396
JPMorgan Chase     5,000     11/10/11        BMA           3.482%            11,797
Merrill Lynch        700      7/12/08        BMA            3.82%             3,358
Merrill Lynch        195      2/12/12        BMA           3.548%             1,150
Merrill Lynch      5,100     10/01/16        BMA            4.15%           197,929


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                              Value at
                   Number of    Expiration     Original       March 31,    Unrealized
        Type       Contracts       Month        Value           2007      Appreciation
--------------------------------------------------------------------------------------
Purchased Contracts
U.S. Treasury
  Note 10 Yr Future   30         June 2007    $3,219,722     $3,243,750      $ 24,028

(a) Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $65,817.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 43


Glossary:

ACA         - American Capital Access Financial Guaranty Corporation
AMBAC       - American Bond Assurance Corporation
AMT         - Alternative Minimum Tax (subject to)
ASSURED GTY - Assured Guaranty
BMA         - Bond Market Association
CDD         - Community Development District
CFD         - Community Facilities District
FGIC        - Financial Guaranty Insurance Company
FHA         - Federal Housing Administration
FSA         - Financial Security Assurance Inc.
GO          - General Obligation
HFA         - Housing Finance Authority/Agency
IDA         - Industrial Development Authority/Agency
MBIA        - Municipal Bond Investors Assurance
MFHR        - Multi-Family Housing Revenue
RADIAN      - Radian Group, Inc.
XLCA        - XL Capital Assurance Inc.


See notes to financial statements.


44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MICHIGAN PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.0%
Long-Term Municipal Bonds-98.0%
Michigan-74.1%
Allen Park Pub Sch Dist GO
  Q-SBLF Ser 03
  5.00%, 5/01/14-5/01/22                             $ 10,915     $  11,659,463
Cedar Springs Pub Sch Dist
  Q-SBLF Ser 03
  5.00%, 5/01/28                                        1,835         1,962,643
Charles Stewart Mott Cmnty College
  (Cmnty College Facs)
  MBIA
  5.00%, 5/01/21                                        1,675         1,778,867
Detroit GO
  AMBAC Ser 04A-1
  5.25%, 4/01/22                                        6,930         7,366,867
Detroit School Board
  (School Board Loan Fund)
  FSA Ser 01A
  5.125%, 5/01/31                                       2,900         3,089,544
Detroit Tax Increment
  (Diamler/Chrysler Assembly Plant)
  Ser 98A
  5.50%, 5/01/21                                        1,625         1,631,614
Detroit Wtr Supply Sys
  FGIC Ser 01B
  5.50%, 7/01/33                                        3,550         3,834,710
Genesee County GO
  (Water Supply Sys)
  AMBAC Ser 04
  5.00%, 11/01/26                                       3,000         3,168,210
Kalamazoo Hosp Fin Auth Rev
  (Borgess Med Ctr)
  FGIC Ser 94A ETM
  6.708%, 6/01/11(a)                                    2,360         2,372,366
Kent Hosp Fin Auth Mich Rev
  (Metropolitan Hospital Proj)
  Ser 05A
  5.75%, 7/01/25                                          210           225,500
Lansing Water & Elec System
  FSA Ser 03A
  5.00%, 7/01/25                                        2,200         2,304,236
Michigan State
  (Trunk Line Fund)
  FSA Ser 01A
  5.25%, 11/01/30                                       4,000         4,262,080


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 45


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Michigan HDA MFHR
  (Arbor Pointe)
  GNMA Ser 99
  5.40%, 6/20/40                                      $ 1,810     $   1,855,684
Michigan HDA MFHR
  (Danbury Manor) AMT
  FNMA Ser 02A
  5.30%, 6/01/35(b)                                     2,490         2,586,612
Michigan HDA MFHR
  (Oakbrook Villa Proj) AMT
  GNMA Ser 00A
  6.50%, 1/20/42                                        2,970         3,157,704
Michigan HDA MFHR
  (Rental Rev) AMT
  AMBAC Ser 97A
  6.10%, 10/01/33(c)                                    5,400         5,533,866
  GNMA Ser 02A
  5.50%, 10/20/43                                       1,950         2,031,900
Michigan Higher Ed Fac
  (Hope College)
  Ser 02A
  5.90%, 4/01/32                                        3,465         3,702,041
Michigan Higher Ed Student Loan Auth AMT
  AMBAC Ser 17G
  5.20%, 9/01/20                                        3,500         3,657,290
Michigan Hosp Fin Auth
  (Crittenton Hosp)
  Ser 02A
  5.625%, 3/01/27                                       1,250         1,335,537
Michigan Hosp Fin Auth
  (Marquette Gen Hosp Oblig Grp)
  Ser 05A
  5.00%, 5/15/26                                          785           802,294
Michigan Hosp Fin Auth
  (Trinity Health)
  Ser 00A
  6.00%, 12/01/27                                       1,485         1,605,285
Michigan Hosp Fin Auth Rev
  (Chelsea Cmnty Hosp Oblig)
  5.00%, 5/15/25                                          415           424,142
Michigan Municipal Bond Auth Rev
  (Sch Dist City of Detroit)
  FSA Ser 05
  5.00%, 6/01/20                                        2,000         2,119,360
Michigan Strategic Fund
  (Detroit Edison) AMT
  XLCA Ser 02C
  5.45%, 12/15/32                                       3,000         3,191,190
Michigan Strategic Fund Hlth Fac
  (Autumn Wood)
  GNMA Ser 02 A
  5.20%, 12/20/22                                       3,000         3,179,040


46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Michigan Strategic Fund Hlth Fac
  (Holland Home)
  Ser 98
  5.75%, 11/15/18-11/15/28                            $ 2,000     $   2,083,380
North Muskegon Sch Dist
  Q-SBLF Ser 03
  5.25%, 5/01/28                                        1,500         1,624,575
Olivet School Board Fund
  Q-SBLF Ser 02
  5.125%, 5/01/28                                       1,065         1,141,904
Ovid Elsie School Board Fund
  Q-SBLF Ser 02
  5.00%, 5/01/25                                        2,650         2,824,794
Plymouth Ed Ctr Chrtr Sch Pub Sch
  Academy Rev
  Ser 05
  5.125%, 11/01/18                                      1,050         1,071,903
Royal Oak Hosp Fin Auth Rev
  (William Beaumont Hosp)
  MBIA Ser 01M
  5.25%, 11/15/35                                       3,200         3,321,792
Saginaw Hosp Fin Auth
  (Covenant Med Ctr)
  Ser 00F
  6.50%, 7/01/30                                        1,770         1,928,309
Southfield Michigan Libr Bldg Auth
  MBIA
  5.00%, 5/01/25                                        3,340         3,514,281
                                                                  -------------
                                                                     96,348,983
California-1.8%
California Hlth Fac Fin Auth
  (Sutter Health)
  Ser 00A
  6.25%, 8/15/35                                        1,100         1,199,077
California State GO
  Ser 03
  5.25%, 11/01/25                                       1,000         1,065,070
                                                                  -------------
                                                                      2,264,147
Florida-4.5%
Crossings at Fleming Island CDD
  (Eagle Harbor)
  Ser 00C
  7.10%, 5/01/30                                        1,835         1,949,541
Double Branch CDD
  (Oakleaf Village)
  Ser 02A
  6.70%, 5/01/34                                          975         1,067,264
Fiddlers Creek CDD
  Ser 96
  7.50%, 5/01/18                                        1,170         1,183,432


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 47


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Gateway CDD
  (Sun City Center)
  Ser 03B
  5.50%, 5/01/10                                        $ 405     $     408,293
Northern Palm Beach Assessment Dist
  (Unit Development 27B)
  Ser 02
  6.40%, 8/01/32                                          780           819,920
Waterlefe CDD
  Ser 01B
  6.25%, 5/01/10                                          385           390,009
                                                                  -------------
                                                                      5,818,459
Illinois-1.1%
Antioch Village Spcl Svc Area
  (Clublands Proj)
  Ser 03
  6.625%, 3/01/33                                         500           528,485
Antioch Village Spcl Svc Area
  (Deercrest Proj)
  Ser 03
  6.625%, 3/01/33                                         500           528,485
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj)
  Ser 05A
  5.95%, 3/01/28                                          395           413,893
                                                                  -------------
                                                                      1,470,863
Puerto Rico-16.5%
Puerto Rico Comwlth GO
  Ser 06A
  5.25%, 7/01/22                                          500           540,235
Puerto Rico Comwlth GO
  (Pub Impt)
  Ser 01A
  5.50%, 7/01/19                                          500           560,155
Puerto Rico Elec Pwr Auth Rev
  XLCA Ser 02-1
  5.25%, 7/01/22                                        5,000         5,367,600
Puerto Rico HFA
  (Cap Fd Prog)
  5.00%, 12/01/17                                       3,160         3,356,046
Puerto Rico Hsg Fin Corp SFMR
  (Mtg Rev) AMT
  GNMA Ser 01B
  5.50%, 12/01/23                                       2,010         2,060,049
Puerto Rico Hsg Fin Corp SFMR
  (Mtg Rev) AMT
  GNMA Ser 01C
  5.30%, 12/01/28                                       1,770         1,805,559


48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Puerto Rico IFA Health Fac
  (Ascension Health)
  Ser 00A
  6.125%, 11/15/30                                    $ 3,000     $   3,261,630
Puerto Rico Municipal Fin Agy
  Ser 05A
  5.25%, 8/01/23                                          275           294,894
Puerto Rico Pub Fin Corp.
  MBIA Ser 01A
  5.00%, 8/01/31                                        2,875         3,034,735
University of Puerto Rico
  Ser 06Q
  5.00%, 6/01/19                                        1,145         1,211,307
                                                                  -------------
                                                                     21,492,210
Total Investments-98.0%
  (cost $121,919,443)                                               127,394,662
Other assets less liabilities-2.0%                                    2,589,083

Net Assets-100.0%                                                 $ 129,983,745


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                  Rate Type
                                       -------------------------------
                 Notional                  Payments        Payments       Unrealized
     Swap         Amount    Termination    made by       received by     Appreciation/
 Counterparty      (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
CitiGroup, Inc.   $1,400      6/22/07         BMA           2.962%         $ (2,288)
CitiGroup, Inc.    1,700     11/10/26       3.884%            BMA             7,662
JPMorgan Chase     1,300      4/05/07         BMA           2.988%           (1,965)
JPMorgan Chase       700     10/01/07         BMA           3.635%              396
JPMorgan Chase     4,700     11/10/11         BMA           3.482%           11,089
Merrill Lynch        700      7/12/08         BMA          3.8154%            3,358
Merrill Lynch        185      2/12/12         BMA           3.548%            1,091
Merrill Lynch      6,200     10/01/16         BMA          4.1475%          240,620


(a) Inverse Floater Security-Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(b)  Variable rate coupon, rate shown as of March 31, 2007.

(c) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

Glossary:

AMBAC  - American Bond Assurance Corporation
AMT    - Alternative Minimum Tax (subject to)
BMA    - Bond Market Association
CDD    - Community Development District
FGIC   - Financial Guaranty Insurance Company
FNMA   - Federal National Mortgage Association


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 49


FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
HDA    - Housing Development Authority
HFA    - Housing Finance Authority/Agency
IFA    - Industrial Finance Authority
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
Q-SBLF - Qualified School Bond Loan Fund
SFMR   - Single Family Mortgage Revenue
XLCA   - XL Capital Assurance Inc.


See notes to financial statements.


50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


MINNESOTA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.3%
Long-Term Municipal Bonds-94.6%
Minnesota-94.6%
Bemidji Hlth Fac
  (North Country Hlth Svcs)
  RADIAN Ser 02
  5.00%, 9/01/31                                      $ 1,500     $   1,545,015
Brooklyn Park MFHR
  (Brooks Landing) AMT
  FNMA Ser 99A
  5.50%, 7/01/19                                        1,355         1,404,579
Cass Lake Sch Dist
  FGIC
  5.00%, 2/01/26                                        1,760         1,845,888
Chaska Elec Rev
  (Generating Facs)
  Ser 05A
  5.25%, 10/01/25                                       1,000         1,072,870
Farmington Indpt Sch Dist 192
  FSA Ser 05B
  5.00%, 2/01/24                                        3,875         4,114,204
Golden Valley Hlth Fac
  (Covenant Retirement Cmnty)
  Ser 99A
  5.50%, 12/01/29                                       1,000         1,032,320
Minneapolis & St. Paul Arpt Rev
  MBIA Ser 03A
  5.00%, 1/01/28                                        1,500         1,562,115
Minneapolis & St. Paul Arpt Rev
  FGIC Ser 00B AMT
  6.00%, 1/01/21                                        3,455         3,650,553
Minneapolis Common Bond Fund
  Ser 01G-3
  5.45%, 12/01/31                                       1,500         1,614,630
Minneapolis Common Bond Fund
  Ser 97-2 AMT
  6.20%, 6/01/17                                        1,325         1,329,664
Minneapolis Health Care Sys Rev
  (Fairview Hlth Svcs)
  AMBAC Ser 05D
  5.00%, 11/15/30                                       1,000         1,057,280
Minneapolis Hosp Rev
  (Allina Hlth Sys)
  Ser 02A
  5.75%, 11/15/32                                       1,500         1,611,255
Minneapolis MFHR
  (Bottineau Commons Proj) AMT
  GNMA Ser 02
  5.45%, 4/20/43                                        2,000         2,060,280


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 51


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Minneapolis MFHR
  (Sumner Field) AMT
  GNMA Ser 02
  5.60%, 11/20/43                                     $ 2,505     $   2,590,170
Minneapolis Pkg Assmt GO
  MBIA Ser 02
  5.25%, 12/01/26                                       2,000         2,131,620
Minnesota Agric & Eco Dev
  (Small Business Loan Proj) AMT
  Ser 00C
  7.25%, 8/01/20                                        1,000         1,047,790
  Ser 00D
  7.25%, 8/01/20                                        1,000         1,047,790
Minnesota Agric & Eco Dev Brd Rev
  (Prerefunded-Health Care Sys)
  Ser 00A
  6.375%, 11/15/29                                      1,700         1,870,952
Minnesota Agric & Eco Dev Hlth Fac
  (Benedictine Hlth Sys)
  MBIA Ser 99
  5.125%, 2/15/29 (a)                                   4,000         4,144,920
Minnesota Agric & Eco Dev Hlth Fac
  (Evangelical Lutheran Proj)
  Ser 02
  6.00%, 2/01/22-2/01/27                                2,880         3,116,548
Minnesota Higher Ed Fac Auth
  (College Art & Design)
  Ser 00-5D
  6.75%, 5/01/26                                        1,000         1,088,150
Minnesota Higher Ed Fac Auth
  (Hamline Univ)
  Ser 99-5B
  6.00%, 10/01/29                                       1,250         1,303,000
Minnesota Higher Ed Fac Auth
  (St Catherine College)
  5.375%, 10/01/32                                      1,000         1,051,090
Minnesota Higher Ed Fac Auth
  (Univ St Thomas)
  Ser 04-5
  5.00%, 10/01/24                                       1,000         1,050,960
  5.25%, 10/01/34                                       1,000         1,064,240
Minnesota Hsg Fin Agy SFMR AMT
  Ser 96F
  6.30%, 1/01/28                                          585           590,569
  Ser 96G
  6.25%, 7/01/26                                          980           989,261
  Ser 98H
  6.05%, 7/01/31                                        1,825         1,849,601
Minnesota Municipal Pwr Agy Elec Rev
  5.25%, 10/01/21                                       3,000         3,240,840
  Ser 04A
  5.25%, 10/01/24                                         500           533,445


52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Minnetonka MFHR
  (Archer Heights Apts Proj) AMT
  GNMA Ser 99A
  5.30%, 1/20/27                                      $ 1,620     $   1,670,350
North St Paul Maplewood Indpt Sch Dist
  No. 622
  FSA
  5.00%, 8/01/20                                        3,425         3,706,603
Prior Lake Indpt Sch Dist No. 719
  (School Bldg)
  FSA Ser 05B
  5.00%, 2/01/23                                        3,350         3,561,418
Shakopee Health Care Facs
  (St Francis Regl Med Center)
  Ser 04
  5.10%, 9/01/25                                          600           625,512
Shoreview MFHR
  (Lexington Shores Proj) AMT
  GNMA Ser 01A
  5.55%, 8/20/42                                        1,445         1,486,486
St. Cloud Hosp Rev
  (Saint Cloud Hosp)
  FSA Ser 00A
  5.875%, 5/01/30                                       3,750         3,999,225
St. Paul Hsg & Redev Auth Hosp Rev
  (Healtheast Proj)
  Ser 05
  6.00%, 11/15/25                                         500           555,185
St. Paul MFHR
  (Burlington Apt-8)
  GNMA
  5.35%, 5/01/31                                        1,550         1,561,517
St. Paul Pkg Auth Rev
  (Block 19 Ramp)
  FSA Ser 02A
  5.35%, 8/01/29                                        3,075         3,241,357
St. Paul Port Auth Lease Rev
  Ser 02
  5.25%, 12/01/27                                       1,725         1,823,291
St. Paul Port Auth Lease Rev
  (Cedar St. Office Building)
  Ser 03
  5.00%, 12/01/23                                       1,000         1,050,740
St. Paul Recreational Facs Gross Rev
  (Highland National Proj)
  5.00%, 10/01/20-10/01/25                              2,750         2,933,743
Waconia Hlth Care Fac Rev
  (Ridgeview Med Ctr)
  RADIAN Ser 99A
  6.125%, 1/01/29                                       3,415         3,603,235


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 53


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Western Minnesota Municipal Pwr Agy
  FSA
  5.00%, 1/01/17                                       $  700     $     763,056
Western Pwr Agy
  MBIA Ser 03A
  5.00%, 1/01/26-1/01/30                                3,100         3,237,419
White Bear Lake MFHR
  (Renova Partners Proj) AMT
  FNMA Ser 01
  5.60%, 10/01/30                                       1,000         1,033,880
Willmar Hosp Rev
  (Rice Mem Hosp Proj)
  FSA Ser 02
  5.00%, 2/01/32                                        2,000         2,086,000

Total Long-Term Municipal Bonds
  (cost $85,630,771)                                                 89,550,616

Short-Term Municipal Notes-3.7%
Minnesota-3.7%
Univ Minnesota Frn
  Ser 99a
  3.63%, 1/01/34(b)
  (cost $3,500,000)                                     3,500         3,500,000

Total Investments-98.3%
  (cost $89,130,771)                                                 93,050,616
Other assets less liabilities-1.7%                                    1,577,650

Net Assets-100.0%                                                 $  94,628,266


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                  Rate Type
                                       -------------------------------
                 Notional                 Payments       Payments        Unrealized
     Swap         Amount   Termination     made by      received by     Appreciation/
 Counterparty      (000)       Date    the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
CitiGroup, Inc.   $1,000      6/22/07        BMA           2.962%        $  (1,635)
CitiGroup, Inc.    1,200     11/10/26      3.884%            BMA             5,407
JPMorgan Chase       900      4/05/07        BMA           2.988%           (1,360)
JPMorgan Chase       500     10/01/07        BMA           3.635%              283
JPMorgan Chase     3,300     11/10/11        BMA           3.482%            7,786
Merrill Lynch        500      7/12/08        BMA          3.8154%            2,398
Merrill Lynch        130      2/12/12        BMA           3.548%              767
Merrill Lynch      3,500      8/01/16        BMA           4.071%          114,282


54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

AMBAC  - American Bond Assurance Corporation
AMT    - Alternative Minimum Tax (subject to)
BMA    - Bond Market Association
FGIC   - Financial Guaranty Insurance Company
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 55


NEW JERSEY PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.5%
Long-Term Municipal Bonds-95.6%
New Jersey-72.9%
Bergen Cnty Impt Auth Sch
  (Wyckoff Twp Brd Ed Proj)
  Ser 05
  5.00%, 4/01/25                                      $ 1,555     $   1,645,206
Hoboken Parking Auth
  AMBAC Ser 01A
  5.30%, 5/01/27                                        3,700         3,995,889
Lafayette Yard Com Dev Corp
  (Conv Ctr Hotel Proj)
  MBIA Ser 00
  5.80%, 4/01/35                                        2,100         2,247,567
Middlesex Cnty MFHR AMT
  FNMA Ser 01
  5.25%, 7/01/21                                          750           790,687
Morris-Union Jointure Commn COP
  RADIAN Ser 04
  5.00%, 5/01/24                                        2,200         2,296,426
New Jersey Eco Dev Auth
  (American Water Co) AMT
  FGIC
  6.875%, 11/01/34                                      5,000         5,012,300
New Jersey Eco Dev Auth
  (Anheuser-Busch) AMT
  Ser 95
  5.85%, 12/01/30                                       2,500         2,529,450
New Jersey Eco Dev Auth
  (Hackensack Wtr Co.) AMT
  MBIA Ser 94B
  5.90%, 3/01/24                                        4,000         4,007,320
New Jersey Eco Dev Auth
  (Kapkowski Rd)
  Ser 98B
  6.50%, 4/01/28                                        4,500         5,470,110
New Jersey Eco Dev Auth
  (Liberty State Park Proj)
  Ser A
  5.00%, 3/01/24                                        1,500         1,581,375
New Jersey Eco Dev Auth
  (Masonic Charity Foundation Proj)
  Ser 01
  5.50%, 6/01/31                                        1,000         1,069,070
  Ser 02
  5.25%, 6/01/24                                          540           574,954


56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
New Jersey Eco Dev Auth
  (NUI Corp) AMT
  ACA Ser 98A
  5.25%, 11/01/33                                     $ 3,700     $   3,799,049
New Jersey Eco Dev Auth
  (Pub Svc Elec & Gas) AMT
  MBIA Ser 94A
  6.40%, 5/01/32                                        5,000         5,010,500
New Jersey Eco Dev Auth Rev
  (Sch Facs Constr)
  Ser 05
  5.25%, 3/01/25                                        3,300         3,542,484
New Jersey Eco Dev Auth Sch Fac
  Ser 04-I
  5.25%, 9/01/24                                        2,510         2,754,876
New Jersey Ed Facs Auth Rev
  (Higher Ed Cap Impt)
  AMBAC Ser 02A
  5.125%, 9/01/22                                       2,500         2,679,425
New Jersey Health Care Fac
  (Atlantic City Med Ctr)
  Ser 02
  5.75%, 7/01/25                                        1,875         1,988,606
New Jersey Health Care Fac
  (Bayshore Cmnty Hosp)
  RADIAN Ser 02
  5.125%, 7/01/32                                       9,250         9,613,803
New Jersey Health Care Fac
  (Capital Health System)
  ACA Ser 03
  5.00%, 7/01/26                                        1,250         1,288,400
New Jersey Health Care Fac
  (Good Shepard)
  RADIAN Ser 01A
  5.20%, 7/01/31                                        1,350         1,406,660
New Jersey Health Care Fac
  (Kennedy Health System)
  Ser 01
  5.625%, 7/01/31                                       2,700         2,853,252
New Jersey Health Care Fac
  (Newton Memorial Hosp)
  FSA Ser 01
  5.00%, 7/01/26                                        1,500         1,558,860
New Jersey Health Care Fac
  (Palisades Med Ctr)
  ACA Ser 99
  5.25%, 7/01/28                                        1,000         1,022,320


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 57


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
New Jersey Health Care Fac
  (Southern Ocean Cnty Hosp)
  RADIAN Ser 01
  5.125%, 7/01/31                                     $ 4,500     $   4,672,305
New Jersey Health Care Fac
  (Wood Johnson)
  Ser 00
  5.75%, 7/01/31                                        3,350         3,553,546
New Jersey Health Care Facs Fin Auth
  Rev
  (St Clare's Hospital Inc.)
  RADIAN Ser 04A
  5.25%, 7/01/23                                        2,085         2,204,345
New Jersey Higher Ed
  (Student Loan) AMT
  MBIA Ser 00A
  6.15%, 6/01/19                                          845           866,987
New Jersey Hsg & Mtg Fin Agy MFHR
  (Rental Hsg) AMT
  FSA Ser 00A1
  6.35%, 11/01/31                                       2,000         2,089,180
New Jersey State Ed Facs Auth Rev
  (Princeton Univ)
  Ser 05A
  5.00%, 7/01/23                                        3,480         3,712,012
New Jersey State Ed Facs Auth Rev
  (Ramapo College of New Jersey)
  AMBAC Ser 01D
  5.00%, 7/01/31                                        1,000         1,053,350
  FGIC Ser 04E
  5.00%, 7/01/28                                        1,000         1,081,210
New Jersey State Trans Auth
  (Transportation System)
  Ser 03C
  5.50%, 6/15/24                                        3,750         4,124,925
New Jersey Trans Trust Fund
  FGIC Ser 06A
  5.00%, 6/15/18                                        3,400         3,659,284
Newark Hsg Auth
  (Newark Marine Terminal)
  MBIA Ser 04
  5.25%, 1/01/21-1/01/22(a)                             3,580         3,905,959
North Hudson Swr Auth
  MBIA Ser 01A
  Zero Coupon, 8/01/24                                 12,340         5,815,348
Salem Cnty PCR
  (PSE&G Power) AMT
  Ser 01A
  5.75%, 4/01/31                                        1,500         1,602,630
South Jersey Port Corp
  (Marine Terminal) AMT
  5.20%, 1/01/23                                        1,000         1,032,960


58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Union Cnty Impt Auth
  MBIA Ser 03A
  5.25%, 8/15/23                                      $ 2,885     $   3,104,173
Vineland Sewer Rev
  (Landis Sewerage)
  FGIC Ser 93C
  7.52%, 9/19/19(b)                                     3,250         3,886,480
                                                                  -------------
                                                                    115,103,283
California-0.7%
California State GO
  Ser 03
  5.25%, 11/01/25                                       1,000         1,065,070

Florida-3.4%
Crossings at Fleming Island CDD
  (Eagle Harbor)
  Ser 00C
  7.10%, 5/01/30                                        2,500         2,656,050
Double Branch CDD
  (Oakleaf Village)
  Ser 02A
  6.70%, 5/01/34                                          990         1,083,683
Hammock Bay CDD
  (Special Assessment)
  Ser 04A
  6.15%, 5/01/24                                          300           321,441
Northern Palm Beach Assessment Dist
  (Unit Development 27B)
  Ser 02
  6.40%, 8/01/32                                        1,265         1,329,743
                                                                  -------------
                                                                      5,390,917
Guam-0.3%
Guam Govt Wtrwks Auth
  (Water & Wastewtr Sys Rev)
  Ser 05
  6.00%, 7/01/25                                          500           546,095

Illinois-1.0%
Antioch Village Spcl Svc Area
  (Clublands Proj)
  Ser 03
  6.625%, 3/01/33                                       1,000         1,056,970
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj)
  Ser 05A
  5.95%, 3/01/28                                          550           576,307
                                                                  -------------
                                                                      1,633,277
Nevada-0.6%
Henderson Loc Impt Dist
  Ser 03
  5.80%, 3/01/23                                          840           868,165


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 59


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
New York-9.9%
Port Auth NY & NJ
  (121st)
  MBIA Ser 00
  5.375%, 10/15/35                                    $ 5,000     $   5,091,250
Port Auth NY & NJ
  (126th)
  FGIC Ser 02
  5.25%, 5/15/37                                        2,500         2,631,525
Port Auth NY & NJ
  (JFK Int'l Airport Proj) AMT
  MBIA Ser 97-6
  5.75%, 12/01/22                                       7,675         7,916,072
                                                                  -------------
                                                                     15,638,847
Ohio-0.3%
Port Auth of Columbiana Cnty SWR
  (Apex Environmental LLC) AMT
  Ser 04A
  7.125%, 8/01/25                                         500           508,560

Pennsylvania-1.1%
Delaware Riv Jt Toll Bridge Rev
  (PA/NJ Bridge)
  Ser 03
  5.00%, 7/01/28                                        1,625         1,691,999

Puerto Rico-4.5%
Puerto Rico Comwlth GO
  Ser 06A
  5.25%, 7/01/22                                          500           540,235
Puerto Rico Comwlth GO
  (Pub Impt)
  Ser 01A
  5.50%, 7/01/19                                          500           560,155
  Ser 04A
  5.25%, 7/01/19                                          710           761,588
Puerto Rico HFA
  (Cap Fd Prog)
  5.00%, 12/01/17                                       3,665         3,892,377
University of Puerto Rico
  Ser 06Q
  5.00%, 6/01/20                                        1,260         1,331,001
                                                                  -------------
                                                                      7,085,356
Virginia-0.9%
Broad Street CDD
  (Parking Fac)
  Ser 03
  7.50%, 6/01/33                                        1,200         1,356,192

Total Long-Term Municipal Bonds
  (cost $142,073,150)                                               150,887,761


60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Short-Term Municipal Notes-2.9%
New Jersey-1.0%
New Jersey Economic Dev Auth
  3.72%, 9/01/31(c)                                   $ 1,500     $   1,500,000

Alaska-1.9%
Valdez Marine Term Rev
  3.75%, 12/01/33(c)                                    3,000         3,000,000

Total Short-Term Municipal Notes
  (cost $4,500,000)                                                   4,500,000

Total Municipal Obligations
  (cost $146,573,150)                                               155,387,761

SHORT-TERM INVESTMENTS-0.2%
Time Deposit-0.2%
The Bank of New York
  4.25%, 4/02/07
  (cost $380,000)                                         380           380,000

Total Investments-98.7%
  (cost $146,953,150)                                               155,767,761
Other assets less liabilities-1.3%                                    2,077,741

Net Assets-100.0%                                                 $ 157,845,502


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                  Rate Type
                                       -------------------------------
                 Notional                 Payments        Payments        Unrealized
     Swap         Amount   Termination     made by       received by     Appreciation/
 Counterparty      (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
CitiGroup, Inc.   $1,800      6/22/07        BMA            2.962%         $ (2,942)
CitiGroup, Inc.    2,000     11/10/26      3.884%             BMA             9,014
JPMorgan Chase     1,700      4/05/07        BMA            2.988%           (2,569)
JPMorgan Chase       800     10/01/07        BMA            3.635%              452
JPMorgan Chase     5,600     11/10/11        BMA            3.482%           13,213
Merrill Lynch        800      7/12/08        BMA           3.8154%            3,838
Merrill Lynch        215      2/12/12        BMA            3.548%            1,268
Merrill Lynch      3,000     10/21/16        BMA           4.1285%          111,445



(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b) Inverse Floater Security-Security with variable or floating interest rate that moves in the opposite direction of short-term interest rates.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 61


Glossary:

ACA    - American Capital Access Financial Guaranty Corporation
AMBAC  - American Bond Assurance Corporation
AMT    - Alternative Minimum Tax (subject to)
BMA    - Bond Market Association
CDD    - Community Development District
COP    - Certificate of Participation
FGIC   - Financial Guaranty Insurance Company
FNMA   - Federal National Mortgage Association
FSA    - Financial Security Assurance Inc.
GO     - General Obligation
HFA    - Housing Finance Authority/Agency
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SWR    - Solid Waste Revenue


See notes to financial statements.


62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


OHIO PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.2%
Long-Term Municipal Bonds-97.2%
Ohio-82.2%
Akron GO
  MBIA Ser 02
  5.00%, 12/01/23                                     $ 1,000     $   1,044,990
Brookville Sch Dist GO
  FSA Ser 03
  5.00%, 12/01/26                                       2,000         2,154,560
Canton City Sch Dist
  MBIA Ser 04B
  5.00%, 12/01/22-12/01/23                              2,150         2,278,819
Central Ohio Solid Waste Auth
  AMBAC Ser 04B
  5.00%, 12/01/21                                       2,035         2,159,725
Cincinnati Tech & Comnty College
  AMBAC Ser 02
  5.00%, 10/01/28                                       5,000         5,242,600
Cleveland Cuyahoga Port Auth
  Ser 01
  7.35%, 12/01/31                                       2,000         2,149,540
Cleveland Cuyahoga Port Auth
  (Rita Proj)
  RADIAN Ser 04
  5.00%, 11/15/19                                       1,850         1,936,913
Cleveland GO
  AMBAC Ser 04
  5.25%, 12/01/24                                       1,200         1,294,764
  MBIA Ser 02
  5.25%, 12/01/27(a)                                    4,380         4,645,428
Cleveland Pub Pwr Sys Rev
  FGIC Ser 06A
  5.00%, 11/15/18                                       2,165         2,343,483
Columbus Sch Dist
  FGIC Ser 03
  5.00%, 12/01/24-12/01/25                              4,730         5,071,033
County of Hamilton
  (Prerefunded)
  AMBAC Ser B
  5.25%, 12/01/32                                      10,525        11,107,348
County of Hamilton
  (Unrefunded)
  AMBAC Ser B
  5.25%, 12/01/32                                       2,660         2,783,025
Cuyahoga Cnty Hosp Facs Rev
  (University Hosp Hlth)
  Ser 00
  7.50%, 1/01/30                                        1,900         2,104,611


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 63


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Cuyahoga Cnty MFHR
  (Livingston Park Apts)
  GNMA Ser 02A
  5.45%, 9/20/39                                      $ 1,500     $   1,553,850
Cuyahoga Cnty MFHR
  (Longwood Proj) AMT
  GNMA Ser 01
  5.60%, 1/20/43                                        3,620         3,767,479
Dayton Ohio Arpt Rev
  (James M Cox Dayton Intl)
  RADIAN Ser 03A
  5.00%, 12/01/23                                       1,280         1,328,320
Dayton Sch Dist
  (Administrative Fac Proj)
  Ser 03
  6.00%, 12/01/19-12/01/21                              3,040         3,354,694
Delaware Sch Dist
  MBIA Ser 04
  5.00%, 12/01/19                                       1,340         1,430,303
Dublin Sch Dist GO
  FSA Ser 03
  5.00%, 12/01/22                                       1,500         1,581,465
Erie Cnty Hosp Rev
  (Firelands Med Ctr)
  Ser 02A
  5.625%, 8/15/32                                       1,500         1,595,040
Fairfield Cnty Hosp Rev
  (Fairfield Med Ctr Proj)
  RADIAN Ser 03
  5.00%, 6/15/24                                        1,000         1,027,070
Franklin Cnty
  (OCLC Online Computer Library Ctr)
  Ser 98A
  5.20%, 10/01/20                                       2,800         2,883,608
Franklin Cnty MFHR
  (Agler Green) AMT
  GNMA Ser 02A
  5.65%, 5/20/32                                          770           809,539
  5.80%, 5/20/44                                        1,150         1,205,924
Greater Cleveland Regl Tran Auth
  MBIA Ser 04
  5.00%, 12/01/24                                       1,350         1,428,178
Hamilton City Sch Dist
  MBIA
  5.00%, 12/01/24                                       1,000         1,057,550
Hamilton Cnty Convention Facs Auth Rev
  FGIC Ser 04
  5.00%, 12/01/23                                       1,330         1,403,536
Hamilton Cnty Health Fac
  (Twin Towers)
  Ser 99A
  5.80%, 10/01/23                                       1,775         1,846,994


64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Lucas Cnty Health Fac
  (Altenheim Proj)
  GNMA Ser 99
  5.50%, 7/20/40                                      $ 3,200     $   3,357,408
Madeira City Sch Dist GO
  MBIA Ser 04
  5.00%, 12/01/22-12/01/23                              2,665         2,892,245
Oak Hills Ohio Loc Sch Dist
  FSA Ser 05
  5.00%, 12/01/25                                       1,000         1,059,750
Ohio Air Quality Dev Auth PCR
  (Toledo Edison Co) AMT
  Ser 97A
  6.10%, 8/01/27                                        2,500         2,567,025
Ohio HFA MFHR
  (Park Trails Apt) AMT
  AMBAC Ser 01A
  5.50%, 12/01/34                                       1,480         1,530,971
Ohio HFA SFMR
  (Mortgage Rev) AMT
  GNMA Ser 02
  5.375%, 9/01/33                                       1,740         1,780,629
  GNMA Ser 02-A2
  5.60%, 9/01/34                                          190           195,314
  GNMA Ser 02-A3
  5.50%, 9/01/34                                        1,085         1,097,977
Ohio Sewer & Solid Waste Disp Facs
  (Anheuser-Busch) AMT
  Ser 01
  5.50%, 11/01/35                                       3,000         3,156,870
Ohio State Bldg Auth
  (Adult Correctl Proj)
  MBIA Ser 04A
  5.00%, 4/01/22                                        2,975         3,143,742
Ohio State Bldg Auth
  (St Facs-Admin Bldg Fd Proj)
  FSA Ser 05A
  5.00%, 4/01/24                                        1,500         1,588,050
Ohio State GO
  Ser 04A
  5.00%, 6/15/22                                        3,000         3,181,980
Ohio State Higher Ed Fac Cmnty
  (Denison University Proj)
  Ser 04
  5.00%, 11/01/21-11/01/24                              3,440         3,637,251
Ohio State University
  MBIA Ser 04
  5.00%, 12/01/22                                       1,950         2,062,769
Ohio Wtr Dev Auth
  (Anheuser-Busch) AMT
  Ser 99
  6.00%, 8/01/38(b)                                     2,250         2,350,845


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 65


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Ohio Wtr Dev Auth PCR
  (Cleveland Electric) AMT
  Ser 97A
  6.10%, 8/01/20                                      $ 2,000     $   2,052,280
Pinnacle Comnty Fin Auth
  Ser A
  6.00%, 12/01/22                                       2,155         2,262,276
Port Auth of Columbiana Cnty SWR
  (Apex Environmental LLC) AMT
  Ser 04A
  7.125%, 8/01/25                                         500           508,560
Princeton Sch Dist
  MBIA Ser 03
  5.00%, 12/01/24                                       1,600         1,723,648
Riversouth Auth Rev
  (Area Redevelopment)
  Ser 04A
  5.25%, 12/01/21-12/01/22                              2,000         2,150,950
  Ser 05A
  5.00%, 12/01/24                                       3,590         3,799,153
Steubenville Hosp Rev
  (Trinity Hlth)
  Ser 00
  6.50%, 10/01/30                                       2,500         2,710,275
Toledo Lucas Cnty Port Auth Rev
  (Crocker Park Proj)
  Ser 03
  5.375%, 12/01/35                                      2,000         2,130,120
Toledo Lucas Cnty Port Auth Rev
  (CSX Transportation)
  Ser 92
  6.45%, 12/15/21                                       1,270         1,535,621
Toledo School Dist
  FGIC Ser 03B
  5.00%, 12/01/23                                       2,940         3,087,412
Toledo-Lucas Cnty Port Auth Rev
  (Cargill, Inc. Project)
  Ser 04B
  4.50%, 12/01/15                                       2,500         2,561,150
University of Cincinnati COP
  (Univ Cincinnati Ctr Proj)
  MBIA
  5.00%, 6/01/24                                        4,470         4,711,469
Youngstown City Sch Dist
  FSA
  5.00%, 12/01/25                                       2,155         2,271,111
                                                                  -------------
                                                                    137,697,240


66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
California-1.9%
California State GO
  Ser 04
  5.20%, 4/01/26                                      $ 1,000     $   1,061,910
  5.25%, 4/01/29                                        2,000         2,138,580
                                                                  -------------
                                                                      3,200,490
Florida-3.0%
Collier Cnty IDR
  (Southern State Util) AMT
  Ser 96
  6.50%, 10/01/25                                         200           202,230
Crossings at Fleming Island CDD
  (Eagle Harbor)
  Ser 00C
  7.10%, 5/01/30                                        2,000         2,124,840
Double Branch CDD
  (Oakleaf Village)
  Ser 02A
  6.70%, 5/01/34                                          950         1,039,899
Fiddlers Creek CPD
  Ser 96
  7.50%, 5/01/18                                        1,190         1,203,661
Hammock Bay CDD
  (Special Assessment)
  Ser 04A
  6.15%, 5/01/24                                          400           428,588
Manatee Cnty CDD
  (Heritage Harbor South)
  Ser 02B
  5.40%, 11/01/08                                          10            10,030
                                                                  -------------
                                                                      5,009,248
Georgia-0.3%
Atlanta Tax Allocation
  (Eastside Proj)
  Ser 05B
  5.60%, 1/01/30                                          500           520,140

Illinois-1.0%
Antioch Village Spcl Svc Area
  (Deercrest Proj)
  Ser 03
  6.625%, 3/01/33                                       1,000         1,056,970
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj)
  Ser 05A
  5.95%, 3/01/28                                          565           592,024
                                                                  -------------
                                                                      1,648,994
Puerto Rico-8.8%
Puerto Rico Comwlth GO
  Ser 06A
  5.25%, 7/01/22                                          500           540,235


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 67


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Puerto Rico Comwlth GO
  (Pub Impt)
  Ser 01A
  5.50%, 7/01/19                                       $  500     $     560,155
Puerto Rico Comwlth Govt Dev Bank
  (Sr Notes)
  Ser 06B
  5.00%, 12/01/15                                         500           535,125
Puerto Rico Convention Ctr Dist Auth Hotel
  Occupancy Rev
  AMBAC Ser 06A
  5.00%, 7/01/18-7/01/19                                6,370         6,891,706
Puerto Rico Municipal Fin Agy
  Ser 05A
  5.25%, 8/01/23                                          375           402,127
Puerto Rico Tobacco Settlement Rev
  (Childrens Trust Fund)
  Ser 00
  6.00%, 7/01/26                                        4,000         4,285,920
University of Puerto Rico Rev
  5.00%, 6/01/22                                        1,350         1,421,888
                                                                  -------------
                                                                     14,637,156
Total Long-Term Municipal Bonds
  (cost $155,542,554)                                               162,713,268

Short-Term Municipal Notes-1.0%
Ohio-0.1%
Butler Cnty Hlthcare Facs Rev
  (Lifesphere Proj)
  3.66%, 5/01/27(c)                                       265           265,000

Alaska-0.9%
Valdez Alaska
  3.75%, 12/01/33(c)                                    1,500         1,500,000

Total Short-Term Municipal Notes
  (cost $1,765,000)                                                   1,765,000

Total Municipal Obligations
  (cost $157,307,554)                                               164,478,268

SHORT-TERM INVESTMENTS-0.3%
Time Deposit-0.3%
The Bank of New York
  4.25%, 4/02/07
  (cost $496,000)                                         496           496,000

Total Investments-98.5%
  (cost $157,803,554)                                               164,974,268
Other assets less liabilities-1.5%                                    2,479,449

Net Assets-100.0%                                                 $ 167,453,717


68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                  Rate Type
                                       -------------------------------
                 Notional                  Payments       Payments        Unrealized
     Swap         Amount   Termination      made by      received by     Appreciation/
 Counterparty      (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
CitiGroup, Inc.   $2,000      6/22/07        BMA           2.962%         $ (3,269)
CitiGroup, Inc.    2,200     11/10/26      3.884%            BMA             9,916
JPMorgan Chase     1,800      4/05/07        BMA           2.988%           (2,720)
JPMorgan Chase       900     10/01/07        BMA           3.635%              509
JPMorgan Chase     6,100     11/10/11        BMA           3.482%           14,392
Merrill Lynch        900      7/12/08        BMA          3.8154%            4,317
Merrill Lynch        235      2/12/12        BMA           3.548%            1,386
Merrill Lynch      3,600      8/01/16        BMA           4.071%          117,547


(a) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(b)  Variable rate coupon, rate shown as of March 31, 2007.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

AMBAC  - American Bond Assurance Corporation
AMT    - Alternative Minimum Tax (subject to)
BMA    - Bond Market Association
CDD    - Community Development District
COP    - Certificate of Participation
FGIC   - Financial Guaranty Insurance Company
FSA    - Financial Security Assurance Inc.
GNMA   - Government National Mortgage Association
GO     - General Obligation
HFA    - Housing Finance Authority/Agency
IDR    - Industrial Development Revenue
MBIA   - Municipal Bond Investors Assurance
MFHR   - Multi-Family Housing Revenue
PCR    - Pollution Control Revenue
RADIAN - Radian Group, Inc.
SFMR   - Single Family Mortgage Revenue
SWR    - Solid Waste Revenue


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 69


PENNSYLVANIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.5%
Long-Term Municipal Bonds-96.6%
Pennsylvania-78.6%
Alleghany Cnty IDA
  5.00%, 9/01/21                                       $  500     $     508,275
Allegheny Cnty Arpt Rev AMT
  MBIA Ser 97
  5.75%, 1/01/10                                        2,540         2,666,289
Allegheny Cnty GO
  FGIC Ser 05C-57
  5.00%, 11/01/23                                       6,390         6,739,725
Allegheny Cnty Higher Ed
  (Thiel College)
  ACA Ser 99A
  5.375%, 11/15/19-11/15/29                             2,500         2,576,090
Allegheny Cnty Hlth Fac
  (South Hills Hlth)
  Ser 00B
  6.75%, 5/01/25                                        1,555         1,690,658
Allegheny Cnty Hlth Rev
  (Residential Resources)
  Ser 01
  6.60%, 9/01/31                                        1,540         1,718,070
Allegheny Cnty PCR
  (USX Corp.)
  Ser 98
  5.50%, 12/01/29                                       2,680         2,769,700
Allegheny Cnty Redev Auth Rev
  (Pittsburgh Mills Proj)
  5.60%, 7/01/23                                        1,500         1,566,600
Allegheny Cnty San Auth Swr Rev
  MBIA Ser 05A
  5.00%, 12/01/24                                       7,490         7,943,145
Butler Cnty
  FGIC Ser 03
  5.25%, 7/15/26                                        1,625         1,763,970
Chester Upland Sch Dist
  4.30%, 5/15/14                                        1,705         1,716,304
Crawford Cnty Hlth Fac
  (Westbury Methodist)
  Ser 99
  6.25%, 8/15/29                                        1,600         1,636,272
Delaware Cnty Higher Ed
  (Eastern College)
  Ser 99
  5.625%, 10/01/28                                      2,500         2,530,925
Ephrata Area Sch Dist
  FGIC Ser 05
  5.00%, 3/01/22                                        1,000         1,061,620


70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Harrisburg Arpt Auth
  (Susquehanna Arpt Proj) AMT
  Ser 99
  5.50%, 1/01/24                                      $ 3,490     $   3,482,392
Lancaster Swr Auth Rev
  MBIA Ser 04
  5.00%, 4/01/22                                        1,330         1,402,126
Lehigh Northampton Airport Rev AMT
  MBIA Ser 00
  6.00%, 5/15/30                                        4,400         4,633,948
Lycoming Cnty Higher Ed
  (College of Technology)
  AMBAC Ser 02
  5.25%, 5/01/32                                        2,250         2,361,082
McKean Cnty Hosp Auth Rev
  (Bradford Hosp Proj)
  ACA
  5.00%, 10/01/17                                       1,205         1,256,634
Meadville PA GO
  XLCA
  5.00%, 10/01/25                                       3,080         3,261,227
Montgomery Cnty Higher Ed
  (Beaver College)
  RADIAN Ser 99
  5.70%, 4/01/27                                        6,000         6,236,520
Montgomery Cnty Hosp Rev
  (Abington Mem Hosp)
  Ser 02A
  5.125%, 6/01/32                                       3,000         3,111,120
Montgomery Cnty IDA Rev
  (Whitemarsh Continuing Care Ret
  Comm)
  6.00%, 2/01/21                                          415           439,427
Pennsylvania Eco Dev Auth
  (30th St Station ) AMT
  ACA Ser 02
  5.875%, 6/01/33                                       3,485         3,766,971
Pennsylvania Eco Dev Auth
  (Amtrak) AMT
  Ser 01A
  6.375%, 11/01/41                                      3,000         3,241,500
Pennsylvania HFA SFMR
  (Mtg Rev) AMT
  FSA Ser 03
  4.17%, 6/01/08 (a)                                    3,300         3,300,000
Pennsylvania Hgr Ed Hosp Rev
  (UPMC Health Sys)
  Ser 01A
  6.00%, 1/15/31                                        2,405         2,610,387


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 71


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Pennsylvania Higher Ed
  (Dickinson College)
  RADIAN Ser 03AA-1
  5.00%, 11/01/26                                     $ 1,000     $   1,031,600
Pennsylvania Higher Ed Facs Auth Rev
  (Univ Health Sys)
  AMBAC Ser 05A
  5.00%, 8/15/20                                        2,000         2,123,360
Philadelphia Auth IDR
  (Leadership Learning Partners)
  Ser 05A
  5.25%, 7/01/24                                          350           351,957
Philadelphia Auth Indl Dev Lease Rev
  FSA Ser 01B
  5.25%, 10/01/30                                       8,000         8,392,160
Philadelphia Gas Wks Rev
  ASSURED GTY Ser 04A-1
  5.25%, 9/01/19                                        1,015         1,086,882
Philadelphia Sch Dist Lease Rev
  FSA Ser 03
  5.25%, 6/01/26(b)                                     5,000         5,420,200
Pittsburgh GO
  FSA Ser 06C
  5.25%, 9/01/17                                        5,000         5,514,750
Pittsburgh Pub Pkg Auth Pkg Rev
  FGIC Ser 05A
  5.00%, 12/01/19                                       2,435         2,595,077
Pittsburgh Urban Redev Auth SFMR
  (Mortgage Rev) AMT
  FHA Ser 97A
  6.25%, 10/01/28                                         790           811,204
Potter Cnty Hosp Rev
  (Charles Cole Memorial)
  RADIAN Ser 96
  6.05%, 8/01/24                                        4,340         4,412,565
South Central Gen Auth
  (Wellspan Health)
  MBIA Ser 01
  5.25%, 5/15/31                                          795           836,531
South Central Hosp Rev
  (Prerefunded)
  MBIA Ser 01
  5.25%, 5/15/31                                        3,905         4,173,625
Southcentral Gen Auth Rev
  (Hanover Hosp, Inc.)
  RADIAN
  5.00%, 12/01/25                                       1,570         1,632,533
State Pub Sch Bldg Auth Sch Rev
  (Colonial Northampton Inter Unit 20)
  FGIC Ser 05
  5.00%, 5/15/26                                        2,025         2,141,032
                                                                  -------------
                                                                    116,514,453


72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
California-0.7%
California GO
  5.00%, 2/01/33                                      $ 1,000     $   1,039,760

Florida-4.0%
Collier Cnty IDR
  (Southern State Util) AMT
  Ser 96
  6.50%, 10/01/25                                         400           404,460
Crossings at Fleming Island CDD
  (Eagle Harbor)
  Ser 00C
  7.10%, 5/01/30                                        2,000         2,124,840
Double Branch CDD
  (Oakleaf Village)
  Ser 02A
  6.70%, 5/01/34                                        1,030         1,127,469
Fiddlers Creek CDD
  Ser 96
  7.50%, 5/01/18                                        1,010         1,021,595
Hammock Bay CDD
  (Special Assessment)
  Ser 04A
  6.15%, 5/01/24                                          300           321,441
Northern Palm Beach Assessment Dist
  (Unit Development 27B)
  Ser 02
  6.40%, 8/01/32                                          935           982,853
                                                                  -------------
                                                                      5,982,658
Guam-0.7%
Guam Govt Wtrwks Auth
  (Water & Wastewtr Sys Rev)
  Ser 05
  6.00%, 7/01/25                                          500           546,095
Guam Intl Arpt Auth
  MBIA Ser 03B
  5.25%, 10/01/23                                         500           537,195
                                                                  -------------
                                                                      1,083,290
Illinois-1.6%
Antioch Village Spcl Svc Area
  (Deercrest Proj)
  Ser 03
  6.625%, 3/01/33                                       1,000         1,056,970
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj)
  Ser 05A
  5.95%, 3/01/28                                          465           487,241


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 73


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Yorkville Cmnty Fac Dist
  (Raintree Village)
  Ser 03
  6.875%, 3/01/33                                      $  800     $     856,856
                                                                  -------------
                                                                      2,401,067
Puerto Rico-9.1%
Puerto Rico Comwlth GO
  (Pub Impt)
  5.25%, 7/01/23                                          500           539,440
  Ser 01A
  5.50%, 7/01/19                                          500           560,155
Puerto Rico Comwlth Hwy & Trans Auth
  Rev
  FGIC Ser 03
  5.25%, 7/01/14                                        3,195         3,466,703
  FGIC Ser 03G
  5.25%, 7/01/14                                        3,335         3,618,608
Puerto Rico Highway & Transportation
  Authority
  FSA
  5.00%, 7/01/27                                        4,000         4,224,834
Puerto Rico Municipal Fin Agy
  Ser 05A
  5.25%, 8/01/23                                          300           321,702
University of Puerto Rico Rev
  5.00%, 6/01/22                                          655           689,879
                                                                  -------------
                                                                     13,421,321
Virgin Islands-1.9%
Virgin Islands Pub Fin Auth
  FSA Ser 03
  5.00%, 10/01/13-10/01/14                                675           728,310
  5.25%, 10/01/15-10/01/17                              1,840         2,016,166
                                                                  -------------
                                                                      2,744,476
Total Long-Term Municipal Bonds
  (cost $136,218,557)                                               143,187,025

Short-Term Municipal Notes-1.9%
Alaska-1.0%
Valdez Alaska Marine Term Rev
  (BP Pipelines, Inc. Proj)
  3.80%, 7/01/37(c)                                     1,200         1,200,000
Valdez Marine Term Rev
  (BP Pipelines Project)
  Ser 03B
  3.80%, 7/01/37(c)                                       300           300,000
                                                                  -------------
                                                                      1,500,000
Illinois-0.9%
Romoeoville IL Rev
  3.77%, 10/01/36(a)                                    1,300         1,300,000


74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                                   U.S. $ Value
-------------------------------------------------------------------------------
Total Short-Term Municipal Notes
  (cost $2,800,000)                                               $   2,800,000

Total Investments-98.5%
  (cost $139,018,557)                                               145,987,025
Other assets less liabilities-1.5%                                    2,199,477

Net Assets-100.0%                                                 $ 148,186,502


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                  Rate Type
                                       -------------------------------
                  Notional                Payments        Payments        Unrealized
     Swap          Amount   Termination    made by       received by     Appreciation/
 Counterparty      (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
CitiGroup, Inc.   $1,600      6/22/07        BMA           2.962%         $ (2,615)
CitiGroup, Inc.    1,900     11/10/26      3.884%            BMA             8,564
JPMorgan Chase     1,500      4/05/07        BMA           2.988%           (2,267)
JPMorgan Chase       800     10/01/07        BMA           3.635%              452
JPMorgan Chase     5,300     11/10/11        BMA           3.482%           12,505
Merrill Lynch        700      7/12/08        BMA          3.8154%            3,358
Merrill Lynch        205      2/12/12        BMA           3.548%            1,209


(a)  Variable rate couon, rate shown as of March 31, 2007.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

ACA         - American Capital Access Financial Guaranty Corporation
AMBAC       - American Bond Assurance Corporation
AMT         - Alternative Minimum Tax (subject to)
ASSURED GTY - Assured Guaranty
BMA         - Bond Market Association
CDD         - Community Development District
FGIC        - Financial Guaranty Insurance Company
FHA         - Federal Housing Administration
FSA         - Financial Security Assurance Inc.
GO          - General Obligation
HFA         - Housing Finance Authority/Agency
IDA         - Industrial Development Authority/Agency
IDR         - Industrial Development Revenue
MBIA        - Municipal Bond Investors Assurance
PCR         - Pollution Control Revenue
RADIAN      - Radian Group, Inc.
SFMR        - Single Family Mortgage Revenue
XLCA        - XL Capital Assurance Inc.


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II . 75


VIRGINIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2007 (unaudited)

                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.1%
Long-Term Municipal Bonds-97.1%
Virginia-74.7%
Albemarle Cnty Ed Fac
  (The Convent School)
  Ser 01A
  7.75%, 7/15/32                                      $ 4,260     $   4,671,729
Arlington Cnty IDA Rev Sew Rev
  (Ogden Martin) AMT
  FSA Ser 98B
  5.25%, 1/01/09                                        2,295         2,349,254
Arlington Cnty MFHR
  (Arlington View Terrace) AMT
  FNMA Ser 01
  5.15%, 11/01/31                                       1,550         1,609,411
Arlington IDA Hosp Rev
  (Arlington Hlth Sys)
  Ser 01
  5.25%, 7/01/31                                        5,900         6,318,133
Bell Creek CDD
  Ser 03A
  6.75%, 3/01/22                                          300           301,806
Broad Street CDD
  (Parking Fac)
  Ser 03
  7.50%, 6/01/33                                        1,500         1,695,240
Celebrate North Cmnty Dev Dist
  Ser 03B
  6.60%, 3/01/25                                        1,250         1,342,125
Chesterfield Cnty
  (Elec & Pwr Co)
  Ser 02
  5.875%, 6/01/17                                       3,800         4,100,770
Dinwiddie Cnty IDA
  (Lease Rev)
  MBIA Ser 04B
  5.00%, 2/15/24                                        3,200         3,358,912
Dulles Town CDA
  (Dulles Town Ctr Proj)
  Ser 98
  6.25%, 3/01/26                                        2,035         2,096,477
Fairfax Water Auth Rev
  Ser 02
  5.00%, 4/01/32(a)                                     3,380         3,506,784
Greater Richmond Hotel Tax Rev
  (Convention Ctr Proj)
  Ser 00
  6.25%, 6/15/32                                        6,000         6,525,480


76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Hampton Convention Ctr Rev
  AMBAC Ser 02
  5.00%, 1/15/35(b)                                   $ 5,150     $   5,372,635
Harrisonburg MFHR
  (Greens of Salem Run) AMT
  FSA Ser 97
  6.30%, 4/01/29                                        1,110         1,140,114
Harrisonburg Va IDA
  AMBAC
  5.00%, 8/15/22-8/15/25                                7,850         8,354,348
James City Cnty Solid Waste Rev
  (Anheuser Busch Proj) AMT
  Ser 97
  6.00%, 4/01/32                                        4,200         4,259,598
James City Cnty Econ Dev
  FSA
  5.00%, 6/15/22                                        4,385         4,703,395
Newport Cmnty Dev Auth
  (Spl Assmt)
  5.50%, 9/01/26                                        1,000         1,045,920
Newport News Health Care Fac
  (Mennowood)
  GNMA Ser 96A
  6.25%, 8/01/36                                        2,580         2,670,352
Newport News MFHR
  (Walker Village Proj) AMT
  GNMA Ser 02A
  5.55%, 9/20/34                                        1,880         1,952,474
  5.65%, 3/20/44                                        1,660         1,718,980
Norfolk Arpt Auth Rev
  (Air Cargo) AMT
  Ser 02
  6.25%, 1/01/30                                          990         1,051,677
Norfolk Arpt Auth Rev AMT
  FGIC Ser 01B
  5.30%, 7/01/25                                       10,000        10,426,600
Northwestern Regl Jail Auth Facs Rev
  MBIA
  5.00%, 7/01/25                                        1,500         1,585,995
Pocahontas Pkwy Assoc Toll Rd Rev
  (Cap Appreciation) Sr
  Ser 98B
  Zero Coupon, 8/15/15                                    750           491,070
Portsmouth Virginia GO
  (Prerefunded Ref & Pub Util)
  FGIC Ser B
  5.00%, 6/01/26                                        1,405         1,427,536


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 77


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Portsmouth Virginia GO
  (Unrefunded Ref Pub Util)
  FGIC Ser B
  5.00%, 6/01/26                                       $   95     $      96,254
Prince William MFHR
  (Woodwind Gables) AMT
  AMBAC Ser 01A
  5.30%, 12/01/34                                       2,860         2,956,239
Richmond
  FSA Ser 05A
  5.00%, 7/15/22                                        2,500         2,669,150
Upper Occoquan Sew Auth Rev
  FSA
  5.00%, 7/01/25                                        2,500         2,659,450
Virginia Beach MFHR
  (Beth Sholom Terrace)
  GNMA Ser 02
  5.40%, 4/01/44                                        2,900         3,078,292
Virginia Beach Wtr & Swr Rev
  5.00%, 10/01/30                                       2,000         2,114,740
Virginia Biotechnology Auth
  (Consolidated Laboratories Proj)
  Ser 01
  5.00%, 9/01/21                                        4,170         4,355,690
Virginia College Bldg Auth Facs Rev
  (Pub Higher Ed Financing Prog)
  Ser 05A
  5.00%, 9/01/16-9/01/17                               11,725        12,667,743
Virginia HDA SFMR
  (Mortgage Rev) AMT
  Ser 01D
  5.40%, 6/01/24                                        3,155         3,249,334
Virginia Hsg Dev Auth MFHR
  (Rental Hsg) AMT
  Ser 02B
  5.50%, 4/01/27                                        5,000         5,156,850
  Ser 99
  5.95%, 2/01/23                                        5,525         5,703,844
Virginia Port Auth Rev
  (Newport News) AMT
  Ser 02
  5.00%, 7/01/27                                        1,000         1,037,610
  5.125%, 7/01/24                                       4,000         4,190,880
                                                                  -------------
                                                                    134,012,891
California-0.6%
California State GO
  Ser 04
  5.25%, 4/01/29                                        1,000         1,069,290


78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
District Of Columbia-5.3%
Metropolitan Washington Arpt Rev AMT
  Ser 97B
  5.50%, 10/01/23                                     $ 9,410     $   9,582,768

Florida-1.8%
Fleming Island Plantation Cmnty Dev Dist
  Ser 00B
  7.375%, 5/01/31                                       3,000         3,191,100

Georgia-0.3%
Atlanta Tax Allocation
  (Eastside Proj)
  Ser 05B
  5.60%, 1/01/30                                          500           520,140

Illinois-0.8%
Plano Spl Svc Area No. 3 Spl Tax
  (Lakewood Springs Proj)
  Ser 05A
  5.95%, 3/01/28                                          465           487,241
Yorkville Cmnty Fac Dist
  (Raintree Village)
  Ser 03
  6.875%, 3/01/33                                       1,000         1,071,070
                                                                  -------------
                                                                      1,558,311
New Jersey-2.9%
Garden State Preservation Trust
  (Open Space & Farmland)
  FSA Ser 05A
  5.80%, 11/01/16                                       4,500         5,153,220

Puerto Rico-10.7%
Puerto Rico Comwlth GO
  (Pub Impt)
  Ser 01A
  5.50%, 7/01/19                                          500           560,155
Puerto Rico Comwlth Govt Dev Bank
  (Sr Notes)
  Ser 06B
  5.00%, 12/01/15                                         500           535,125
Puerto Rico Comwlth Hwy & Trans Auth
  Rev
  FGIC Ser 03
  5.25%, 7/01/14                                        1,760         1,909,670
  FGIC Ser 03G
  5.25%, 7/01/14                                        1,840         1,996,474
Puerto Rico Elec Pwr Auth
  MBIA
  5.50%, 7/01/17                                        5,000         5,687,950


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 79


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
Puerto Rico Elec Pwr Auth
  XLCA Ser 02-1
  5.25%, 7/01/22                                      $ 1,100     $   1,180,872
Puerto Rico HFA
  (Cap Fd Prog)
  5.00%, 12/01/20                                       4,870         5,125,772
Puerto Rico Municipal Fin Agy
  Ser 05A
  5.25%, 8/01/23                                          340           364,596
University of Puerto Rico Rev
  5.00%, 6/01/22                                        1,740         1,832,655
                                                                  -------------
                                                                     19,193,269
Total Long-Term Municipal Bonds
  (cost $167,905,885)                                               174,280,989

Short-Term Municipal Notes-2.0%
Virginia-2.0%
Loudoun Cnty IDA
  3.77%, 2/15/38(c)
  (cost $3,530,000)                                     3,530         3,530,000

Total Investments-99.1%
  (cost $171,435,885)                                               177,810,989
Other assets less liabilities-0.9%                                    1,584,814

Net Assets-100.0%                                                 $ 179,395,803


INTEREST RATE SWAP TRANSACTIONS (see Note D)

                                                  Rate Type
                                       -------------------------------
                 Notional                 Payments        Payments        Unrealized
     Swap         Amount   Termination     made by       received by     Appreciation/
 Counterparty      (000)       Date     the Portfolio   the Portfolio   (Depreciation)
--------------------------------------------------------------------------------------
CitiGroup, Inc.   $1,600      6/22/07        BMA           2.962%         $ (2,615)
CitiGroup, Inc.    2,300     11/10/26      3.884%            BMA            10,367
JPMorgan Chase     1,500      4/05/07        BMA           2.988%           (2,266)
JPMorgan Chase       900     10/01/07        BMA           3.635%              509
JPMorgan Chase     6,400     11/10/11        BMA           3.482%           15,100
Merrill Lynch        900      7/12/08        BMA            3.82%            4,317
Merrill Lynch        250      2/12/12        BMA           3.548%            1,474


FINANCIAL FUTURES CONTRACTS (see Note D)

                                                              Value at
                      Number of    Expiration   Original      March 31,    Unrealized
       Type           Contracts       Month      Value          2007      Appreciation
--------------------------------------------------------------------------------------
Purchased Contracts
U.S. Treasury
  Note 10 Yr Future      115      June 2007    $12,342,267   $12,434,375     $ 92,108


80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The aggregate market value of these securities amounted to $129,689.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

Glossary:

AMBAC - American Bond Assurance Corporation
AMT   - Alternative Minimum Tax (subject to)
BMA   - Bond Market Association
CDA   - Community Development Administration
CDD   - Community Development District
FGIC  - Financial Guaranty Insurance Company
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GNMA  - Government National Mortgage Association
GO    - General Obligation
HDA   - Housing Development Authority
HFA   - Housing Finance Authority/Agency
IDA   - Industrial Development Authority/Agency
MBIA  - Municipal Bond Investors Assurance
MFHR  - Multi-Family Housing Revenue
SFMR  - Single Family Mortgage Revenue
XLCA  - XL Capital Assurance Inc.


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 81


STATEMENT OF ASSETS & LIABILITIES
March 31, 2007 (unaudited)

                                                    Arizona          Florida
                                                --------------   --------------
Assets
Investments in securities, at value
  (cost: $200,704,159 and $182,442,405,
  respectively)                                 $  208,301,044   $  190,045,002
Cash                                                        71           57,120
Unrealized appreciation of interest rate
  swap contracts                                        44,198          241,734
Interest receivable                                  2,812,765        3,653,395
Receivable for shares of beneficial interest
  sold                                               1,067,670          961,162
Receivable for investment securities sold                   -0-       5,000,000
Total assets                                       212,225,748      199,958,413

Liabilities
Unrealized depreciation of interest rate
  swap contracts                                        23,864            6,618
Payable for shares of beneficial interest
  redeemed                                           5,163,370        1,493,430
Dividends payable                                      261,866          275,064
Distribution fee payable                               100,331           94,628
Advisory fee payable                                    54,621           46,773
Administrative fee payable                              20,166           23,977
Transfer Agent fee payable                               2,772            3,070
Variation margin on futures contracts                       -0-          15,500
Accrued expenses and other liabilities                  79,078           85,554
Total liabilities                                    5,706,068        2,044,614
Net Assets                                      $  206,519,680   $  197,913,799

Composition of Net Assets
Shares of beneficial interest, at par           $      186,813   $      192,601
Additional paid-in capital                         199,948,311      196,851,825
Distributions in excess of net investment
  income                                              (179,827)        (217,946)
Accumulated net realized loss on
  investment transactions                           (1,052,836)      (6,849,710)
Net unrealized appreciation of investments           7,617,219        7,937,029
                                                $  206,519,680   $  197,913,799


Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                      Shares         Net Asset
Arizona Portfolio                 Net Assets       Outstanding         Value
-------------------------------------------------------------------------------
Class A                         $ 135,081,746       12,212,893        $ 11.06*
Class B                         $  45,724,081        4,140,119        $ 11.04
Class C                         $  25,713,853        2,328,317        $ 11.04

Florida Portfolio
-------------------------------------------------------------------------------
Class A                         $ 130,438,492       12,695,816        $ 10.27*
Class B                         $  31,208,042        3,036,398        $ 10.28
Class C                         $  36,267,265        3,527,874        $ 10.28


* The maximum offering price per share for Class A shares of Arizona Portfolio and Florida Portfolio were $11.55 and $10.73, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.


82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                Massachusetts       Michigan
                                                --------------   --------------
Assets
Investments in securities, at value
  (cost: $129,825,302 and $121,919,443,
  respectively)                                 $  136,008,399   $  127,394,662
Cash                                                   313,008          299,690
Unrealized appreciation of interest rate
  swap contracts                                       222,743          264,216
Interest receivable                                  1,879,113        2,290,137
Receivable for shares of beneficial interest
  sold                                                 888,535          454,066
Total assets                                       139,311,798      130,702,771

Liabilities
Unrealized depreciation of interest rate
  swap contracts                                         4,101            4,253
Payable for shares of beneficial interest
  redeemed                                             794,971          352,791
Dividends payable                                      172,171          149,413
Distribution fee payable                                80,887           76,241
Advisory fee payable                                    26,684           50,529
Administrative fee payable                              20,439               -0-
Variation margin on futures contracts                    3,750               -0-
Transfer Agent fee payable                               3,363            4,573
Accrued expenses and other liabilities                  78,401           81,226
Total liabilities                                    1,184,767          719,026
Net Assets                                      $  138,127,031   $  129,983,745

Composition of Net Assets
Shares of beneficial interest, at par           $      126,756   $      119,902
Additional paid-in capital                         141,239,247      124,208,841
Distributions in excess of net investment
  income                                              (136,464)        (130,346)
Accumulated net realized gain (loss) on
  investment transactions                           (9,528,275)          50,166
Net unrealized appreciation of investments           6,425,767        5,735,182
                                                $  138,127,031   $  129,983,745


Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                       Shares        Net Asset
Massachusetts Portfolio            Net Assets       Outstanding        Value
-------------------------------------------------------------------------------
Class A                          $ 67,326,079        6,172,548        $ 10.91*
Class B                          $ 34,716,418        3,188,911        $ 10.89
Class C                          $ 36,084,534        3,314,146        $ 10.89

Michigan Portfolio
-------------------------------------------------------------------------------
Class A                          $ 62,573,035        5,766,922        $ 10.85*
Class B                          $ 28,013,152        2,586,546        $ 10.83
Class C                          $ 39,397,558        3,636,753        $ 10.83


* The maximum offering price per share for Class A shares of Massachusetts Portfolio and Michigan Portfolio were $11.39 and $11.33, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 83


                                                   Minnesota       New Jersey
                                                --------------   --------------
Assets
Investments in securities, at value
  (cost: $89,130,771 and $146,953,150,
  respectively)                                 $   93,050,616   $  155,767,761
Cash                                                   268,116               89
Unrealized appreciation of interest rate
  swap contracts                                       130,923          139,230
Interest receivable                                  1,405,949        2,329,779
Receivable for shares of beneficial interest
  sold                                                 251,726          936,743
Total assets                                        95,107,330      159,173,602

Liabilities
Unrealized depreciation of interest rate
  swap contracts                                         2,995            5,511
Payable for shares of beneficial interest
  redeemed                                             212,285          877,832
Dividends payable                                      119,894          200,735
Distribution fee payable                                39,408           84,915
Custodian fee payable                                   29,332           32,408
Advisory fee payable                                    24,361           42,120
Transfer Agent fee payable                               2,622            5,626
Administrative fee payable                                  -0-          19,251
Accrued expenses and other liabilities                  48,167           59,702
Total liabilities                                      479,064        1,328,100
Net Assets                                      $   94,628,266   $  157,845,502

Composition of Net Assets
Shares of beneficial interest, at par           $       93,072   $      159,275
Additional paid-in capital                          92,256,118      161,990,876
Distributions in excess of net investment
  income                                              (101,074)        (155,185)
Accumulated net realized loss on
  investment transactions                           (1,667,623)     (13,097,794)
Net unrealized appreciation of investments           4,047,773        8,948,330
                                                $   94,628,266   $  157,845,502


Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                      Shares          Net Asset
Minnesota Portfolio               Net Assets        Outstanding         Value
-------------------------------------------------------------------------------
Class A                          $ 71,561,702        7,039,292         $ 10.17*
Class B                          $  8,673,237          853,292         $ 10.16
Class C                          $ 14,393,327        1,414,596         $ 10.17

New Jersey Portfolio
-------------------------------------------------------------------------------
Class A                          $ 88,296,410        8,911,665         $  9.91*
Class B                          $ 36,410,711        3,673,401         $  9.91
Class C                          $ 33,138,381        3,342,409         $  9.91


* The maximum offering price per share for Class A shares of Minnesota Portfolio and New Jersey Portfolio were $10.62 and $10.35, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.


84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                     Ohio         Pennsylvania
                                                --------------   --------------
Assets
Investments in securities, at value
  (cost: $157,803,554 and $139,018,557,
  respectively)                                 $  164,974,268   $  145,987,025
Cash                                                       997            2,128
Unrealized appreciation of interest rate
  swap contracts                                       148,067           26,088
Interest receivable                                  2,718,846        2,428,811
Receivable for shares of beneficial interest
  sold                                                 406,759          935,533
Total assets                                       168,248,937      149,379,585

Liabilities
Unrealized depreciation of interest rate
  swap contracts                                         5,989            4,882
Payable for shares of beneficial interest
  redeemed                                             340,817          781,737
Dividends payable                                      200,266          174,312
Distribution fee payable                                93,090           77,787
Advisory fee payable                                    43,968           49,977
Administrative fee payable                              20,591           21,273
Transfer Agent fee payable                               8,330            4,884
Accrued expenses and other liabilities                  82,169           78,231
Total liabilities                                      795,220        1,193,083
Net Assets                                      $  167,453,717   $  148,186,502

Composition of Net Assets
Shares of beneficial interest, at par           $      164,876   $      140,343
Additional paid-in capital                         166,577,134      143,318,169
Distributions in excess of net investment
  income                                              (124,142)        (113,279)
Accumulated net realized loss on
  investment transactions                           (6,476,943)      (2,148,405)
Net unrealized appreciation of investments           7,312,792        6,989,674
                                                $  167,453,717   $  148,186,502


Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                      Shares          Net Asset
Ohio Portfolio                     Net Assets      Outstanding          Value
-------------------------------------------------------------------------------
Class A                          $ 88,751,504        8,735,953         $ 10.16*
Class B                          $ 36,764,413        3,621,793         $ 10.15
Class C                          $ 41,937,800        4,129,843         $ 10.15

Pennsylvania Portfolio
-------------------------------------------------------------------------------
Class A                          $ 86,365,921        8,179,939         $ 10.56*
Class B                          $ 28,861,389        2,733,010         $ 10.56
Class C                          $ 32,959,192        3,121,353         $ 10.56


* The maximum offering price per share for Class A shares of Ohio Portfolio and Pennsylvania Portfolio were $10.61 and $11.03, respectively, which reflects a sales charge of 4.25%.

See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 85


                                                                    Virginia
                                                                 --------------
Assets
Investments in securities, at value (cost $171,435,885)          $  177,810,989
Cash                                                                  3,533,182
Unrealized appreciation of interest rate swap contracts                  31,767
Interest receivable                                                   2,560,310
Receivable for shares of beneficial interest sold                       950,218
Total assets                                                        184,886,466

Liabilities
Unrealized depreciation of interest rate swap contracts                   4,881
Payable for investment securities purchased                           3,539,919
Payable for shares of beneficial interest redeemed                    1,485,907
Dividends payable                                                       231,881
Distribution fee payable                                                 89,601
Advisory fee payable                                                     39,025
Variation margin on futures contracts                                    14,375
Transfer Agent fee payable                                                3,213
Accrued expenses and other liabilities                                   81,861
Total liabilities                                                     5,490,663
Net Assets                                                       $  179,395,803

Composition of Net Assets
Shares of beneficial interest, at par                            $      166,296
Additional paid-in capital                                          175,337,414
Undistributed net investment income                                     152,014
Accumulated net realized loss on investment transactions             (2,754,019)
Net unrealized appreciation of investments                            6,494,098
                                                                 $  179,395,803


Net Asset Value Per Share--unlimited shares authorized, $.01 par value

                                                      Shares          Net Asset
Virginia Portfolio                Net Assets       Outstanding          Value
-------------------------------------------------------------------------------
Class A                         $ 112,774,739       10,445,710         $ 10.80*
Class B                         $  31,446,458        2,917,513         $ 10.78
Class C                         $  35,174,606        3,266,339         $ 10.77


* The maximum offering price per share for Class A shares of Virginia Portfolio was $11.28 which reflects a sales charge of 4.25%.

See notes to financial statements.


86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


STATEMENT OF OPERATIONS
Six Months Ended March 31, 2007 (unaudited)

                                                    Arizona          Florida
                                                --------------   --------------
Investment Income
Interest                                        $    5,148,672   $    5,446,083

Expenses
Advisory fee                                           484,903          467,409
Distribution fee--Class A                              210,354          202,589
Distribution fee--Class B                              247,855          175,603
Distribution fee--Class C                              128,525          187,788
Transfer agency--Class A                                18,042           24,274
Transfer agency--Class B                                 9,075            8,380
Transfer agency--Class C                                 3,678            7,098
Custodian                                               70,147           64,242
Administrative                                          41,000           41,000
Audit                                                   19,493           19,581
Legal                                                   16,404           17,095
Registration                                            11,349           10,797
Printing                                                 9,294            8,537
Trustees' fees                                           2,200            2,200
Miscellaneous                                            3,217            5,040
Total expenses                                       1,275,536        1,241,633
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                         (170,727)        (176,270)
Less: expense offset arrangement
  (see Note B)                                            (845)            (814)
Net expenses                                         1,103,964        1,064,549
Net investment income                                4,044,708        4,381,534

Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                              (12,505)       1,022,668
  Futures contracts                                         -0-          25,609
  Swap contracts                                       (18,801)         (11,583)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                         (190,848)      (1,992,672)
  Futures contracts                                         -0-          19,812
  Swap contracts                                        42,288           80,777
Net loss on investment transactions                   (179,866)        (855,389)

Net Increase in Net Assets from
  Operations                                    $    3,864,842   $    3,526,145


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 87


                                                Massachusetts       Michigan
                                                --------------   --------------
Investment Income
Interest                                        $    3,461,033   $    3,249,826

Expenses
Advisory fee                                           319,942          300,160
Distribution fee--Class A                               99,997           95,342
Distribution fee--Class B                              192,118          147,145
Distribution fee--Class C                              185,541          202,068
Transfer agency--Class A                                14,445           18,761
Transfer agency--Class B                                10,303           10,539
Transfer agency--Class C                                 8,758           13,009
Custodian                                               66,952           73,063
Administrative                                          43,000           45,000
Audit                                                   19,434           19,572
Legal                                                   16,710           17,225
Printing                                                11,886           11,991
Registration                                            10,020            7,933
Trustees' fees                                           2,200            2,200
Miscellaneous                                            5,157            4,015
Total expenses                                       1,006,463          968,023
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                         (157,724)         (48,058)
Less: expense offset arrangement
  (see Note B)                                          (1,372)          (1,950)
Net expenses                                           847,367          918,015
Net investment income                                2,613,666        2,331,811

Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                               45,085          113,105
  Futures contracts                                      7,050               -0-
  Swap contracts                                        (4,639)          (3,284)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                         (486,440)        (353,876)
  Futures contracts                                     (8,203)              -0-
  Swap contracts                                        56,586           61,699
Net loss on investment transactions                   (390,561)        (182,356)

Net Increase in Net Assets from
  Operations                                    $    2,223,105   $    2,149,455


See notes to financial statements.


88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                  Minnesota        New Jersey
                                                --------------   --------------
Investment Income
Interest                                        $    2,356,632   $    4,137,070

Expenses
Advisory fee                                           214,866          355,312
Distribution fee--Class A                              105,858          126,338
Distribution fee--Class B                               48,186          200,420
Distribution fee--Class C                               76,433          168,035
Transfer agency--Class A                                17,574           24,848
Transfer agency--Class B                                 3,094           14,473
Transfer agency--Class C                                 4,269           10,604
Custodian                                               65,508           66,004
Administrative                                          45,000           43,000
Audit                                                   19,739           19,633
Legal                                                   18,926           14,982
Printing                                                 8,987           12,771
Registration                                             4,971            5,486
Trustees' fees                                           2,200            2,200
Miscellaneous                                            3,737            1,194
Total expenses before interest expense                 639,348        1,065,300
Interest expense and fees                                   -0-         108,630
Total expenses                                         639,348        1,173,930
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                         (120,857)        (117,615)
Less: expense offset arrangement
  (see Note B)                                          (1,526)          (2,830)
Net expenses                                           516,965        1,053,485
Net investment income                                1,839,667        3,083,585

Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                               44,139          548,429
  Swap contracts                                           100          (11,105)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                         (422,800)        (883,316)
  Swap contracts                                        34,710           50,703
Net loss on investment transactions                   (343,851)        (295,289)

Net Increase in Net Assets from
  Operations                                    $    1,495,816   $    2,788,296


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 89


                                                     Ohio         Pennsylvania
                                                --------------   --------------
Investment Income
Interest                                        $    4,143,756   $    3,618,523

Expenses
Advisory fee                                           385,210          335,885
Distribution fee--Class A                              132,360          125,601
Distribution fee--Class B                              197,903          158,679
Distribution fee--Class C                              216,918          169,063
Transfer agency--Class A                                23,631           22,696
Transfer agency--Class B                                13,085           10,406
Transfer agency--Class C                                12,523           10,030
Custodian                                               68,640           64,298
Administrative                                          39,000           41,000
Audit                                                   19,275           19,581
Legal                                                   17,229           16,895
Printing                                                10,740            8,128
Registration                                             5,355            6,189
Trustees' fees                                           2,200            2,200
Miscellaneous                                            6,926            3,082
Total expenses                                       1,150,995          993,733
Less: expenses waived and reimbursed
  by the Adviser (see Note B)                         (131,502)         (52,289)
Less: expense offset arrangement
  (see Note B)                                          (1,500)          (2,933)
Net expenses                                         1,017,993          938,511
Net investment income                                3,125,763        2,680,012

Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
  Investment transactions                              126,612           61,976
  Swap contracts                                        (7,439)         (13,363)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                         (207,728)        (411,132)
  Swap contracts                                        52,461           31,540
Net loss on investment transactions                    (36,094)        (330,979)

Net Increase in Net Assets from
  Operations                                    $    3,089,669   $    2,349,033


See notes to financial statements.


90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                                    Virginia
                                                                 --------------
Investment Income
Interest                                                         $    4,460,656

Expenses
Advisory fee                                                            409,017
Distribution fee--Class A                                               166,699
Distribution fee--Class B                                               175,906
Distribution fee--Class C                                               177,357
Transfer agency--Class A                                                 23,556
Transfer agency--Class B                                                  8,384
Transfer agency--Class C                                                  7,721
Custodian                                                                68,086
Administrative                                                           39,000
Audit                                                                    19,483
Legal                                                                    17,727
Printing                                                                  6,621
Registration                                                              6,201
Trustees' fees                                                            2,200
Miscellaneous                                                             4,284
Total expenses                                                        1,132,242
Less: expenses waived and reimbursed by the Adviser
  (see Note B)                                                         (229,075)
Less: expense offset arrangement (see Note B)                            (1,455)
Net expenses                                                            901,712
Net investment income                                                 3,558,944

Realized and Unrealized Gain (Loss) on Investment
Transactions
Net realized gain (loss) on:
  Investment transactions                                               244,876
  Futures contracts                                                     (88,288)
  Swap contracts                                                        (13,827)
Net change in unrealized appreciation/depreciation of:
  Investments                                                        (1,006,804)
  Futures contracts                                                      65,249
  Swap contracts                                                         35,784
Net loss on investment transactions                                    (763,010)

Net Increase in Net Assets from Operations                       $    2,795,934


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 91


STATEMENT OF CHANGES IN NET ASSETS

                                                            Arizona
                                                -------------------------------
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2007    September 30,
                                                  (unaudited)         2006
                                                --------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    4,044,708   $    7,894,681
Net realized gain (loss) on investment
  transactions                                         (31,306)         112,807
Net change in unrealized
  appreciation/depreciation of
  investments                                         (148,560)         235,761
Net increase in net assets from
  operations                                         3,864,842        8,243,249

Dividends to Shareholders from
Net investment income
  Class A                                           (2,789,840)      (5,034,561)
  Class B                                             (814,090)      (1,986,406)
  Class C                                             (422,344)        (877,013)

Transactions in Shares of Beneficial
Interest
Net increase (decrease)                             (9,714,347)      16,165,619
Total increase (decrease)                           (9,875,779)      16,510,888

Net Assets
Beginning of period                                216,395,459      199,884,571
End of period (including distributions in
  excess of net investment income of
  $(179,827) and $(198,261),
  respectively)                                 $  206,519,680   $  216,395,459


See notes to financial statements.


92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                            Florida
                                                -------------------------------
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2007    September 30,
                                                  (unaudited)         2006
                                                --------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    4,381,534   $    9,325,277
Net realized gain on investment
  transactions                                       1,036,694        1,054,455
Net change in unrealized
  appreciation/depreciation of
  investments                                       (1,892,083)        (408,285)
Net increase in net assets from
  operations                                         3,526,145        9,971,447

Dividends to Shareholders from
Net investment income
  Class A                                           (3,011,669)      (6,108,809)
  Class B                                             (658,999)      (1,715,989)
  Class C                                             (705,421)      (1,505,113)

Transactions in Shares of Beneficial
Interest
Net decrease                                       (16,630,196)      (6,734,730)
Total decrease                                     (17,480,140)      (6,093,194)

Net Assets
Beginning of period                                215,393,939      221,487,133
End of period (including distributions in
  excess of net investment income of
  $(217,946) and $(223,391),
  respectively)                                 $  197,913,799   $  215,393,939


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 93


                                                         Massachusetts
                                                -------------------------------
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2007    September 30,
                                                  (unaudited)         2006
                                                --------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    2,613,666   $    5,207,931
Net realized gain on investment
  transactions                                          47,496          496,991
Net change in unrealized
  appreciation/depreciation of
  investments                                         (438,057)        (778,292)
Net increase in net assets from
  operations                                         2,223,105        4,926,630

Dividends to Shareholders from
Net investment income
  Class A                                           (1,349,538)      (2,314,758)
  Class B                                             (643,962)      (1,593,222)
  Class C                                             (622,657)      (1,299,532)

Transactions in Shares of Beneficial
Interest
Net increase (decrease)                             (3,822,195)       4,595,839
Total increase (decrease)                           (4,215,247)       4,314,957

Net Assets
Beginning of period                                142,342,278      138,027,321
End of period (including distributions in
  excess of net investment income of
  $(136,464) and $(133,973),
  respectively)                                 $  138,127,031   $  142,342,278


See notes to financial statements.


94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                           Michigan
                                                -------------------------------
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2007    September 30,
                                                  (unaudited)         2006
                                                --------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    2,331,811   $    5,008,197
Net realized gain on investment
  transactions                                         109,821          558,659
Net change in unrealized
  appreciation/depreciation of
  investments                                         (292,177)        (164,385)
Net increase in net assets from
  operations                                         2,149,455        5,402,471

Dividends and Distributions to
Shareholders from
Net investment income
  Class A                                           (1,229,007)      (2,433,142)
  Class B                                             (467,169)      (1,204,158)
  Class C                                             (641,099)      (1,373,126)
Net realized gain on investments
  Class A                                             (259,975)         (57,135)
  Class B                                             (121,587)         (37,261)
  Class C                                             (165,841)         (39,589)

Transactions in Shares of Beneficial
Interest
Net decrease                                        (6,287,941)      (2,627,344)
Total decrease                                      (7,023,164)      (2,369,284)

Net Assets
Beginning of period                                137,006,909      139,376,193
End of period (including distributions in
  excess of net investment income of
  $(130,346) and $(124,882),
  respectively)                                 $  129,983,745   $  137,006,909


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 95


                                                           Minnesota
                                                -------------------------------
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2007    September 30,
                                                  (unaudited)         2006
                                                --------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    1,839,667   $    3,849,931
Net realized gain on investment
  transactions                                          44,239          178,373
Net change in unrealized
  appreciation/depreciation of
  investments                                         (388,090)        (113,622)
Net increase in net assets from
  operations                                         1,495,816        3,914,682

Dividends to Shareholders from
Net investment income
  Class A                                           (1,424,635)      (2,885,957)
  Class B                                             (160,628)        (411,238)
  Class C                                             (254,933)        (557,346)

Transactions in Shares of Beneficial
Interest
Net decrease                                        (2,411,285)      (3,427,560)
Total decrease                                      (2,755,665)      (3,367,419)

Net Assets
Beginning of period                                 97,383,931      100,751,350
End of period (including distributions in
  excess of net investment income of
  $(101,074) and $(100,545),
  respectively)                                 $   94,628,266   $   97,383,931


See notes to financial statements.


96 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                          New Jersey
                                                -------------------------------
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2007    September 30,
                                                  (unaudited)         2006
                                                --------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    3,083,585   $    6,427,008
Net realized gain on investment
  transactions                                         537,324        1,142,297
Net change in unrealized
  appreciation/depreciation of
  investments                                         (832,613)        (727,965)
Net increase in net assets from
  operations                                         2,788,296        6,841,340

Dividends to Shareholders from
Net investment income
  Class A                                           (1,779,768)      (3,396,985)
  Class B                                             (705,397)      (1,796,564)
  Class C                                             (590,889)      (1,239,006)

Transactions in Shares of Beneficial
Interest
Net decrease                                        (1,762,533)     (12,068,085)
Total decrease                                      (2,050,291)     (11,659,300)

Net Assets
Beginning of period                                159,895,793      171,555,093
End of period (including distributions in
  excess of net investment income of
  $(155,185) and $(162,716),
  respectively)                                 $  157,845,502   $  159,895,793


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 97


                                                              Ohio
                                                -------------------------------
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2007    September 30,
                                                  (unaudited)         2006
                                                --------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    3,125,763   $    6,774,706
Net realized gain on investment
  transactions                                         119,173          770,982
Net change in unrealized
  appreciation/depreciation of
  investments                                         (155,267)        (487,893)
Net increase in net assets from
  operations                                         3,089,669        7,057,795

Dividends to Shareholders from
Net investment income
  Class A                                           (1,756,143)      (3,573,196)
  Class B                                             (650,112)      (1,655,774)
  Class C                                             (712,511)      (1,552,095)

Transactions in Shares of Beneficial
Interest
Net decrease                                        (6,244,256)     (15,019,332)
Total decrease                                      (6,273,353)     (14,742,602)

Net Assets
Beginning of period                                173,727,070      188,469,672
End of period (including distributions in
  excess of net investment income of
  $(124,142) and $(131,139),
  respectively)                                 $  167,453,717   $  173,727,070


See notes to financial statements.


98 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                                                         Pennsylvania
                                                -------------------------------
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2007    September 30,
                                                  (unaudited)         2006
                                                --------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    2,680,012   $    5,541,207
Net realized gain on investment
  transactions                                          48,613          273,378
Net change in unrealized
  appreciation/depreciation of
  investments                                         (379,592)         404,931
Net increase in net assets from
  operations                                         2,349,033        6,219,516

Dividends to Shareholders from
Net investment income
  Class A                                           (1,624,623)      (3,169,657)
  Class B                                             (504,402)      (1,239,222)
  Class C                                             (537,686)      (1,136,126)

Transactions in Shares of Beneficial
Interest
Net decrease                                          (426,827)      (6,680,062)
Total decrease                                        (744,505)      (6,005,551)

Net Assets
Beginning of period                                148,931,007      154,936,558
End of period (including distributions in
  excess of net investment income of
  $(113,279) and $(126,580),
  respectively)                                 $  148,186,502   $  148,931,007


See notes to financial statements.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 99


                                                           Virginia
                                                -------------------------------
                                                  Six Months
                                                     Ended         Year Ended
                                                March 31, 2007    September 30,
                                                  (unaudited)         2006
                                                --------------   --------------
Increase (Decrease) in Net Assets
from Operations
Net investment income                           $    3,558,944   $    6,925,953
Net realized gain on investment
  transactions                                         142,761           13,758
Net change in unrealized
  appreciation/depreciation of
  investments                                         (905,771)         445,302
Net increase in net assets from
  operations                                         2,795,934        7,385,013

Dividends to Shareholders from
Net investment income
  Class A                                           (2,316,439)      (4,266,428)
  Class B                                             (611,043)      (1,519,323)
  Class C                                             (617,476)      (1,143,354)

Transactions in Shares of Beneficial
Interest
Net increase (decrease)                               (747,712)      15,931,078
Total increase (decrease)                           (1,496,736)      16,386,986

Net Assets
Beginning of period                                180,892,539      164,505,553
End of period (including undistributed net
  investment income of $152,014 and
  $138,028, respectively)                       $  179,395,803   $  180,892,539


See notes to financial statements.


100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NOTES TO FINANCIAL STATEMENTS
March 31, 2007 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund II (the "Fund"), which is a Massachusetts Business Trust, is registered under the Investment Company Act of 1940, as an open-end management investment company. The Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio and New Jersey Portfolio are each diversified Portfolios. Each of the other Portfolios is non-diversified. The Fund operates as a series company currently comprised of nine portfolios: Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio (the "Portfolios"). Each series is considered to be a separate entity for financial reporting and tax purposes. Each portfolio offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange (other than securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ")) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 101


sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price; the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, AllianceBernstein L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

2. Taxes

It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.


102 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. As described more fully in the prospectus for the Portfolios, each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. The Portfolios amortize premium and accrete original issue discount and market discount as adjustments to interest income.

The Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Portfolios represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

5. Dividends and Distributions

Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser an advisory fee at an annual rate of .45% of the first $2.5 billion, .40% of the next $2.5 billion and .35% in excess of $5 billion, of the average daily net assets of each Portfolio. Prior to September 7, 2004, the Fund paid the Adviser an advisory fee at an annual rate of .625% of each Portfolio's average daily net assets. Such fees are accrued daily and paid monthly.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 103


The Adviser has voluntarily agreed to waive its fees and bear certain expenses to the extent necessary to limit the total portfolio operating expenses on an annual basis as follows:

Portfolios                         Class A        Class B        Class C
----------------------------------------------------------------------------
Arizona                             0.78%          1.48%          1.48%
Florida                             0.78%          1.48%          1.48%
Massachusetts                       0.82%          1.52%          1.52%
Michigan                            1.01%          1.71%          1.71%
Minnesota                           0.90%          1.60%          1.60%
New Jersey                          0.87%          1.57%          1.57%
Ohio                                0.85%          1.55%          1.55%
Pennsylvania                        0.95%          1.65%          1.65%
Virginia                            0.72%          1.42%          1.42%

For the six months ended March 31, 2007, the Adviser has voluntarily agreed to waive a portion of its advisory fees. The aggregate amounts of such fee waivers were as follows: Arizona Portfolio, $170,727; Florida Portfolio, $176,270; Massachusetts Portfolio, $157,724; Michigan Portfolio, $3,058; Minnesota Portfolio, $75,857; New Jersey Portfolio, $117,615; Ohio Portfolio, $131,502; Pennsylvania Portfolio, $52,289; and Virginia Portfolio, $190,075.

Pursuant to the advisory agreement, the Arizona, Florida, Massachusetts, New Jersey, Ohio and Pennsylvania Portfolios each paid $41,000, $41,000, $43,000, $43,000, $39,000 and $41,000, respectively, to the Adviser representing the cost of certain legal and accounting services provided to these Portfolios by the Adviser for the six months ended March 31, 2007. Additionally, the Adviser voluntarily agreed to waive all such fees for these services for the Michigan, Minnesota and Virginia Portfolios in the aggregate amount of $45,000, $45,000 and $39,000, respectively, for each of these Portfolios.

Each Portfolio compensates AllianceBernstein Investor Services, Inc. ("ABIS"), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement, for providing personnel and facilities to perform transfer agency services for each Portfolio. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the six months ended March 31, 2007, such compensation retained by ABIS amounted to: Arizona Portfolio, $17,832; Florida Portfolio, $15,594; Massachusetts Portfolio, $16,409; Michigan Portfolio, $21,565; Minnesota Portfolio, $13,520; New Jersey Portfolio, $24,863; Ohio Portfolio, $21,761; Pennsylvania Portfolio, $22,927; and Virginia Portfolio, $18,043.

For the six months ended March 31, 2007, each Portfolio's expenses were reduced under an expense offset arrangement with ABIS, as follows: Arizona Portfolio, by $845; Florida Portfolio, by $814; Massachusetts Portfolio, by $1,372; Michigan Portfolio, by $1,950; Minnesota Portfolio, by $1,526; New


104 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Jersey Portfolio, by $2,830; Ohio Portfolio, by $1,500; Pennsylvania Portfolio, by $2,933; and Virginia Portfolio, by $1,455.

AllianceBernstein Investments, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended March 31, 2007 as follows:

                 Front End          Contingent Deferred Sales Charges
               Sales Charges   --------------------------------------------
Portfolio         Class A        Class A        Class B        Class C
---------------------------------------------------------------------------
Arizona           $11,567         $5,264         $5,661         $1,648
Florida             7,586          2,748          4,697             96
Massachusetts       4,507          5,180          5,102          6,190
Michigan            5,153          7,531          5,717          1,190
Minnesota           3,797            583          1,423            386
New Jersey          4,284            333          7,473            790
Ohio                3,181          6,117          3,383            575
Pennsylvania        5,117            595          4,076            269
Virginia            8,572             -0-         1,620          3,724


NOTE C

Distribution Services Agreement

Each Portfolio has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of each Portfolio's average daily net assets attributable to Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. Such fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                  Class B          Class C
------------------------------------------------------------------------
Arizona                                  $ 3,849,776      $ 1,358,342
Florida                                    4,082,951        2,825,165
Massachusetts                              3,686,402        2,933,788
Michigan                                   3,359,422        3,593,486
Minnesota                                  2,721,292        2,319,418
New Jersey                                 5,552,864        2,987,266
Ohio                                       4,631,670        3,207,311
Pennsylvania                               3,757,539        2,839,387
Virginia                                   3,812,893        2,206,169


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 105


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) for the six months ended March 31, 2007 were as follows:

Portfolio                                 Purchases          Sales
------------------------------------------------------------------------
Arizona                                  $ 4,210,806      $ 1,401,680
Florida                                   22,877,359       42,627,690
Massachusetts                             13,495,847        2,965,950
Michigan                                   1,229,810        6,404,613
Minnesota                                         -0-       5,021,370
New Jersey                                 1,350,254        6,066,378
Ohio                                       1,441,233        6,117,715
Pennsylvania                                 699,265        1,877,355
Virginia                                  20,736,546        6,050,215


There were no purchases or sales of U.S. government and government agency obligations during the period.

At March 31, 2007, the cost of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of investments for each Portfolio were as follows (excluding futures and swap contracts):

                            Gross Unrealized  Gross Unrealized   Net Unrealized
Portfolio        Tax Cost     Appreciation       Depreciation     Appreciation
-------------------------------------------------------------------------------
Arizona        $200,704,159     $7,776,869         $179,984        $7,596,885
Florida         182,442,405      7,667,017           64,420         7,602,597
Massachusetts   129,825,302      6,250,328           67,231         6,183,097
Michigan        121,919,443      5,536,460           61,241         5,475,219
Minnesota        89,130,771      3,937,406           17,561         3,919,845
New Jersey      146,953,150      8,831,484           16,873         8,814,611
Ohio            157,803,554      7,214,531           43,817         7,170,714
Pennsylvania    139,018,557      6,998,460           29,992         6,968,468
Virginia        171,435,885      6,520,627          145,523         6,375,104

1. Swap Agreements

The Portfolios may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount


106 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolios, and/or the termination value at the end of the contract. Therefore, the Portfolios consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Portfolios may enter into credit default swaps. The Portfolios may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Portfolio to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer and no credit event occurs, it will lose its investment. In addition, if the Portfolio is a seller and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Portfolio.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 107


2. Financial Futures Contracts

The Portfolios may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Portfolios bear the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of securities hedged or used to cover.

At the time the Portfolios enter into a futures contract, the Portfolios deposit and maintain as collateral an initial margin with the broker, as required by the exchange on which the transaction is affected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risk may arise from the potential inability of a counterparty to meet the terms of a contract. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

NOTE E

Shares of Beneficial Interest

Transactions in shares of beneficial interest for each Portfolio were as follows:

                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2007  September 30, March 31, 2007   September 30,
Arizona Portfolio    (unaudited)       2006        (unaudited)        2006
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold              998,595     3,812,913   $  11,060,818   $  41,789,746
Shares issued in
  reinvestment
  of dividends           179,743       298,106       1,990,826       3,271,392
Shares converted
  from Class B           239,634       234,967       2,651,522       2,582,561
Shares redeemed       (1,750,446)   (1,900,622)    (19,401,591)    (20,856,830)
Net increase
  (decrease)            (332,474)    2,445,364   $  (3,698,425)  $  26,786,869


108 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2007  September 30, March 31, 2007   September 30,
Arizona Portfolio    (unaudited)       2006        (unaudited)        2006
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold               66,454       193,507   $     734,535   $   2,122,269
Shares issued in
  reinvestment
  of dividends            50,962       122,439         563,569       1,342,312
Shares converted
  to Class A            (240,051)     (235,327)     (2,651,522)     (2,582,561)
Shares redeemed         (448,016)   (1,097,963)     (4,955,635)    (12,005,729)
Net decrease            (570,651)   (1,017,344)  $  (6,309,053)  $ (11,123,709)

Class C
Shares sold              184,013       551,969   $   2,037,509   $   6,044,324
Shares issued in
  reinvestment
  of dividends            26,073        59,236         288,332         649,141
Shares redeemed         (183,954)     (566,353)     (2,032,710)     (6,191,006)
Net increase              26,132        44,852   $     293,131   $     502,459


                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2007  September 30, March 31, 2007   September 30,
Florida Portfolio    (unaudited)       2006        (unaudited)        2006
-----------------    ------------  ------------  --------------  --------------
Class A
Shares sold            1,050,806     2,976,910   $  10,828,313   $  30,460,070
Shares issued in
  reinvestment
  of dividends           179,243       350,468       1,847,367       3,584,428
Shares converted
  from Class B           243,143       506,116       2,507,050       5,173,470
Shares redeemed       (2,181,531)   (2,832,605)    (22,501,535)    (28,963,898)
Net increase
  (decrease)            (708,339)    1,000,889   $  (7,318,805)  $  10,254,070


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 109


                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2007  September 30, March 31, 2007   September 30,
Florida Portfolio    (unaudited)       2006        (unaudited)        2006
-----------------    ------------  ------------  --------------  --------------
Class B
Shares sold               47,079       193,103   $     485,763   $   1,977,737
Shares issued in
  reinvestment
  of dividends            41,793       111,772         430,906       1,143,612
Shares converted
  to Class A            (243,021)     (505,887)     (2,507,050)     (5,173,470)
Shares redeemed         (495,270)   (1,361,792)     (5,107,524)    (13,913,644)
Net decrease            (649,419)   (1,562,804)  $  (6,697,905)  $ (15,965,765)

Class C
Shares sold              145,058       540,218   $   1,498,735   $   5,529,081
Shares issued in
  reinvestment
  of dividends            43,244        96,314         445,993         985,512
Shares redeemed         (441,927)     (737,749)     (4,558,214)     (7,537,628)
Net decrease            (253,625)     (101,217)  $  (2,613,486)  $  (1,023,035)



                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Massachusetts      March 31, 2007  September 30, March 31, 2007   September 30,
Portfolio            (unaudited)       2006        (unaudited)        2006
--------------       ------------  ------------  --------------  --------------
Class A
Shares sold              769,179     1,545,223   $   8,407,433   $  16,810,875
Shares issued in
  reinvestment
  of dividends            92,754       150,045       1,014,188       1,629,355
Shares converted
  from Class B           182,989       186,197       1,999,866       2,019,260
Shares redeemed         (643,028)     (950,867)     (7,023,322)    (10,314,160)
Net increase             401,894       930,598   $   4,398,165   $  10,145,330

Class B
Shares sold               34,395       194,913   $     375,436   $   2,114,973
Shares issued in
  reinvestment
  of dividends            44,788       113,372         488,649       1,229,113
Shares converted
  to Class A            (183,325)     (186,522)     (1,999,866)     (2,019,260)
Shares redeemed         (482,663)     (936,177)     (5,274,038)    (10,138,969)
Net decrease            (586,805)     (814,414)  $  (6,409,819)  $  (8,814,143)


110 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Massachusetts     March 31, 2007  September 30, March 31, 2007    September 30,
Portfolio            (unaudited)       2006       (unaudited)         2006
--------------       ------------  ------------  --------------  --------------
Class C
Shares sold              114,981       845,015   $   1,256,578   $   9,161,295
Shares issued in
  reinvestment
  of dividends            43,355        92,443         473,158       1,002,006
Shares redeemed         (324,459)     (637,698)     (3,540,277)     (6,898,649)
Net increase
  (decrease)            (166,123)      299,760   $  (1,810,541)  $   3,264,652

                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2007  September 30, March 31, 2007    September 30,
Michigan Portfolio   (unaudited)       2006       (unaudited)         2006
------------------   ------------  ------------  --------------  --------------
Class A
Shares sold              406,846     1,640,644   $   4,429,397   $  17,742,353
Shares issued in
  reinvestment
  of dividends
  and distributions      113,214       183,274       1,233,076       1,980,782
Shares converted
  from Class B            91,271       146,144         994,503       1,580,451
Shares redeemed         (793,978)   (1,040,006)     (8,651,997)    (11,213,786)
Net increase
  (decrease)            (182,647)      930,056   $  (1,995,021)  $  10,089,800

Class B
Shares sold               60,854       146,209   $     661,777   $   1,577,811
Shares issued in
  reinvestment
  of dividends
  and distributions       42,987        90,368         467,394         975,048
Shares converted
  to Class A             (91,439)     (146,387)       (994,503)     (1,580,451)
Shares redeemed         (254,922)   (1,082,297)     (2,772,577)    (11,661,405)
Net decrease            (242,520)     (992,107)  $  (2,637,909)  $ (10,688,997)


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 111


                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2007  September 30, March 31, 2007   September 30,
Michigan Portfolio   (unaudited)       2006       (unaudited)         2006
------------------   ------------  ------------  --------------  --------------
Class C
Shares sold              186,554       413,350   $   2,027,748   $   4,460,531
Shares issued in
  reinvestment
  of dividends
  and distributions       60,623       106,400         659,396       1,148,273
Shares redeemed         (398,898)     (708,791)     (4,342,155)     (7,636,951)
Net decrease            (151,721)     (189,041)  $  (1,655,011)  $  (2,028,147)

                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2007  September 30, March 31, 2007   September 30,
Minnesota Portfolio  (unaudited)       2006       (unaudited)         2006
-------------------  ------------  ------------  --------------  --------------
Class A
Shares sold              458,270     1,026,728   $   4,677,562   $  10,384,436
Shares issued in
  reinvestment
  of dividends            80,785       146,849         823,948       1,486,649
Shares converted
  from Class B            82,757        91,735         846,042         930,243
Shares redeemed         (558,270)   (1,076,264)     (5,693,353)    (10,873,082)
Net increase              63,542       189,048   $     654,199   $   1,928,246

Class B
Shares sold                9,278        27,475   $      94,477   $     271,900
Shares issued in
  reinvestment
  of dividends            11,396        27,937         116,210         282,790
Shares converted
  to Class A             (82,772)      (91,749)       (846,042)       (930,243)
Shares redeemed         (121,559)     (342,173)     (1,239,241)     (3,459,151)
Net decrease            (183,657)     (378,510)  $  (1,874,596)  $  (3,834,704)

Class C
Shares sold               61,345       243,427   $     626,438   $   2,465,544
Shares issued in
  reinvestment
  of dividends            19,847        42,970         202,585         435,381
Shares redeemed         (197,767)     (436,628)     (2,019,911)     (4,422,027)
Net decrease            (116,575)     (150,231)  $  (1,190,888)  $  (1,521,102)


112 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
New Jersey         March 31, 2007  September 30, March 31, 2007   September 30,
Portfolio            (unaudited)       2006       (unaudited)         2006
---------------      ------------  ------------  --------------  --------------
Class A
Shares sold              796,328     1,437,584   $   7,914,172   $  14,103,550
Shares issued in
  reinvestment
  of dividends           125,217       221,462       1,243,846       2,177,303
Shares converted
  from Class B           438,879       449,383       4,366,075       4,418,293
Shares redeemed         (819,507)   (1,576,537)     (8,140,736)    (15,490,295)
Net increase             540,917       531,892   $   5,383,357      $5,208,851

Class B
Shares sold              141,748       229,392   $   1,409,636   $   2,257,148
Shares issued in
  reinvestment
  of dividends            56,439       149,007         560,798       1,465,862
Shares converted
  to Class A            (438,879)     (449,255)     (4,366,075)     (4,418,293)
Shares redeemed         (392,832)   (1,552,323)     (3,905,401)    (15,256,345)
Net decrease            (633,524)   (1,623,179)  $  (6,301,042)  $ (15,951,628)

Class C
Shares sold              203,991       406,393   $   2,029,256   $   3,995,670
Shares issued in
  reinvestment
  of dividends            44,696        92,196         444,332         909,188
Shares redeemed         (333,580)     (634,079)     (3,318,436)     (6,230,166)
Net decrease             (84,893)     (135,490)  $    (844,848)  $  (1,325,308)

                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2007  September 30, March 31, 2007   September 30,
Ohio Portfolio       (unaudited)       2006       (unaudited)         2006
---------------      ------------  ------------  --------------  --------------
Class A
Shares sold              609,380     1,246,323   $   6,208,370   $  12,560,794
Shares issued in
  reinvestment
  of dividends           133,244       267,765       1,356,571       2,693,831
Shares converted
  from Class B           155,652       359,115       1,586,547       3,615,913
Shares redeemed         (813,199)   (1,682,953)     (8,271,778)    (16,910,019)
Net increase              85,077       190,250   $     879,710   $   1,960,519


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 113


                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
                   March 31, 2007  September 30, March 31, 2007   September 30,
Ohio Portfolio       (unaudited)       2006       (unaudited)         2006
---------------      ------------  ------------  --------------  --------------
Class B
Shares sold               85,099       160,497   $     866,401   $   1,614,314
Shares issued in
  reinvestment
  of dividends            48,046       125,529         488,797       1,261,972
Shares converted
  to Class A            (155,785)     (359,374)     (1,586,547)     (3,615,913)
Shares redeemed         (472,834)   (1,251,239)     (4,817,318)    (12,566,978)
Net decrease            (495,474)   (1,324,587)  $  (5,048,667)  $ (13,306,605)

Class C
Shares sold              175,399       375,360   $   1,787,279   $   3,775,137
Shares issued in
  reinvestment
  of dividends            51,342       113,660         522,575       1,143,033
Shares redeemed         (431,298)     (854,251)     (4,385,153)     (8,591,416)
Net decrease            (204,557)     (365,231)  $  (2,075,299)  $  (3,673,246)

                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Pennsylvania       March 31, 2007  September 30, March 31, 2007   September 30,
Portfolio            (unaudited)       2006       (unaudited)         2006
--------------       ------------  ------------  --------------  --------------
Class A
Shares sold              597,605       859,609   $   6,332,652   $   8,998,699
Shares issued in
  reinvestment
  of dividends           122,109       233,653       1,292,882       2,445,046
Shares converted
  from Class B           259,788       321,265       2,750,459       3,363,475
Shares redeemed         (469,229)   (1,198,167)     (4,968,321)    (12,522,458)
Net increase             510,273       216,360   $   5,407,672   $   2,284,762

Class B
Shares sold               60,512       118,943   $     641,025   $   1,244,478
Shares issued in
  reinvestment
  of dividends            38,666        97,721         409,408       1,022,909
Shares converted
  to Class A            (259,788)     (321,167)     (2,750,459)     (3,363,475)
Shares redeemed         (267,150)     (700,464)     (2,829,932)     (7,327,059)
Net decrease            (427,760)     (804,967)  $  (4,529,958)  $  (8,423,147)


114 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Pennsylvania       March 31, 2007  September 30, March 31, 2007   September 30,
Portfolio            (unaudited)       2006       (unaudited)         2006
--------------       ------------  ------------  --------------  --------------
Class C
Shares sold              104,529       324,629   $   1,106,998   $   3,398,081
Shares issued in
  reinvestment
  of dividends            37,265        79,133         394,594         828,250
Shares redeemed         (264,879)     (455,281)     (2,806,133)     (4,768,008)
Net decrease            (123,085)      (51,519)  $  (1,304,541)  $    (541,677)

                               Shares                         Amount
                     --------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended       Year Ended        Ended        Year Ended
Virginia           March 31, 2007  September 30, March 31, 2007   September 30,
Portfolio            (unaudited)       2006       (unaudited)         2006
--------------       ------------  ------------  --------------  --------------
Class A
Shares sold              812,788     2,697,272   $   8,804,025   $  29,061,573
Shares issued in
  reinvestment
  of dividends           164,403       293,204       1,780,226       3,160,065
Shares converted
  from Class B           334,242       425,979       3,617,654       4,588,717
Shares redeemed         (951,695)   (1,522,250)    (10,304,211)    (16,385,521)
Net increase             359,738     1,894,205   $   3,897,694   $  20,424,834

Class B
Shares sold               27,162       169,150   $     293,268   $   1,818,350
Shares issued in
  reinvestment
  of dividends            46,692       117,556         504,865       1,265,032
Shares converted
  to Class A            (334,825)     (426,683)     (3,617,654)     (4,588,717)
Shares redeemed         (240,790)     (746,049)     (2,602,283)     (8,022,307)
Net decrease            (501,761)     (886,026)  $  (5,421,804)  $  (9,527,642)

Class C
Shares sold              217,598       773,375   $   2,351,674   $   8,313,101
Shares issued in
  reinvestment
  of dividends            48,619        91,728         525,214         986,085
Shares redeemed         (194,377)     (396,742)     (2,100,490)     (4,265,300)
Net increase              71,840       468,361   $     776,398   $   5,033,886


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 115


NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended March 31, 2007.

NOTE G

Distributions To Shareholders

The tax character of distributions to be paid for the year ending September 30, 2007 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended September 30, 2006 and September 30, 2005 were as follows:

Arizona Portfolio                                2006             2005
                                            --------------   --------------
Distributions paid from:
  Tax-exempt income                         $    7,890,473   $    7,400,654
  Ordinary income                                    7,507           46,781
Total distributions paid                    $    7,897,980   $    7,447,435


As of September 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax-Exempt Income                              $       16,112
Accumulated capital and other losses                             (1,004,746)(a)
Unrealized appreciation/(depreciation)                            7,753,192(b)
Total accumulated earnings/(deficit)                         $    6,764,558(c)


(a) On September 30, 2006, the Portfolio had a net capital loss carryforward for federal income tax purposes of $856,546 of which $385,413 expires in the year 2008, $383,250 expires in the year 2010 and $87,883 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2006, the Portfolio utilized capital loss carryforwards of $191,728. For fiscal year ended September 30, 2006, the Portfolio deferred to October 1, 2006 post October capital losses of $148,200.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes gains/losses on certain derivative instruments and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


116 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Florida Portfolio                                2006             2005
                                            --------------   --------------
Distributions paid from:
  Tax-exempt income                         $    9,306,646   $    9,106,816
  Ordinary income                                   23,265          102,519
Total distributions paid                    $    9,329,911   $    9,209,335

As of September 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Undistributed Tax-Exempt Income                              $       16,192
Accumulated capital and other losses                             (7,732,969)(a)
Unrealized appreciation/(depreciation)                            9,679,601(b)
Total accumulated earnings/(deficit)                         $    1,962,824(c)


(a) On September 30, 2006, the Portfolio had a net capital loss carryforward for federal income tax purposes of $7,732,969 of which $4,253,064 expires in the year 2008, $3,475,986 expires in the year 2009 and $3,919 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2006, the Portfolio utilized capital loss carryforwards of $1,026,501.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 117


Massachusetts Portfolio                          2006             2005
                                            --------------   --------------
Distributions paid from:
  Tax-exempt income                         $    5,201,319   $    5,160,022
  Ordinary income                                    6,193          129,453
Total distributions paid                    $    5,207,512   $    5,289,475

As of September 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax-Exempt Income                              $        2,537
Accumulated capital and other losses                             (9,469,288)(a)
Unrealized appreciation/(depreciation)                            6,759,736(b)
Total accumulated earnings/(deficit)                         $   (2,707,015)(c)


(a) On September 30, 2006, the Portfolio had a net capital loss carryforward for federal income tax purposes of $9,469,288 of which $5,690,960 expires in the year 2008, $1,585,051 expires in the year 2009 and $2,193,277 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2006, the Portfolio utilized capital loss carryforwards of $518,324.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income and the tax treatment of open futures contracts.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


118 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Michigan Portfolio                               2006             2005
                                            --------------   --------------
Distributions paid from:
  Tax-exempt income                         $    4,978,179   $    5,052,285
  Ordinary income                                   13,541           46,347
  Long term capital gains                          152,691          100,074
Total distributions paid                    $    5,144,411   $    5,198,706

As of September 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Long term capital gains                                      $      513,915
Unrealized appreciation/(depreciation)                            6,003,727(a)
Total accumulated earnings/(deficit)                         $    6,517,642(b)

(a) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between the book and tax treatment of swap income.

(b) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 119


Minnesota Portfolio                              2006             2005
                                            --------------   --------------
Distributions paid from:
  Tax-exempt income                         $    3,831,101   $    3,772,527
  Ordinary income                                   23,440          104,128
Total distributions paid                    $    3,854,541   $    3,876,655

As of September 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $   (1,685,384)(a)
Unrealized appreciation/(depreciation)                            4,408,183(b)
Total accumulated earnings/(deficit)                         $    2,722,799(c)

(a) On September 30, 2006, the Portfolio had a net capital loss carryforward for federal income tax purposes of $1,685,384 of which $879,267 expires in the year 2008, $160,146 expires in the year 2009, $46,432 expires in the year 2010, $179,795 expires in the year 2011, $142,635 expires in the year 2012 and $277,109 expires in the year 2013. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2006, the Portfolio utilized capital loss carryforwards of $172,429.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, and the difference between the book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


120 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


New Jersey Portfolio                             2006             2005
                                            --------------   --------------
Distributions paid from:
  Tax-exempt income                         $    6,402,977   $    6,957,994
  Ordinary income                                   29,578          282,927
Total distributions paid                    $    6,432,555   $    7,240,921

As of September 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $  (13,421,185)(a)
Unrealized appreciation/(depreciation)                            9,570,370(b)
Total accumulated earnings/(deficit)                         $   (3,850,815)(c)

(a) On September 30, 2006, the Portfolio had a net capital loss carryforward for federal income tax purposes of $13,421,185 of which $1,673,160 expires in the year 2008, $1,077,263 expires in the year 2009, $4,688,584 expires in the year 2010, $5,617,272 expires in the year 2011 and $364,906 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2006, the Portfolio utilized capital loss carryforwards of $1,121,603.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 121


Ohio Portfolio                                   2006             2005
                                            --------------   --------------
Distributions paid from:
  Tax-exempt income                         $    6,727,534   $    7,265,838
  Ordinary income                                   53,531           59,799
Total distributions paid                    $    6,781,065   $    7,325,637

As of September 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax exempt income                              $       41,580
Accumulated capital and other losses                             (6,596,116)(a)
Unrealized appreciation/(depreciation)                            7,468,480(b)
Total accumulated earnings/(deficit)                         $      913,944(c)

(a) On September 30, 2006, the Portfolio had a net capital loss carryforward for federal income tax purposes of $6,596,116 of which $1,299,298 expires in the year 2008, $1,639,021 expires in the year 2009, $3,620,192 expires in the year 2011 and $37,605 expires in the year 2012. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2006 the Portfolio utilized capital loss carryforwards of $653,132.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


122 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Pennsylvania Portfolio                           2006             2005
                                            --------------   --------------
Distributions paid from:
  Tax-exempt income                         $    5,491,025   $    6,033,362
  Ordinary income                                   53,980           59,374
Total distributions paid                    $    5,545,005   $    6,092,736

As of September 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Tax Exempt Income                              $       14,595
Accumulated capital and other losses                             (2,195,930)(a)
Unrealized appreciation/(depreciation)                            7,371,152(b)
Total accumulated earnings/(deficit)                         $    5,189,817(c)

(a) On September 30, 2006, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,195,930 of which $1,475,398 expires in the year 2008, $274,791 expires in the year 2010 and $445,741 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year ended September 30, 2006, the Portfolio utilized capital loss carryforwards of $224,553.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales, and the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 123


Virginia Portfolio                               2006             2005
                                            --------------   --------------
Distributions paid from:
  Tax-exempt income                         $    6,880,113   $    6,674,553
  Ordinary income                                   48,992           45,915
Total distributions paid                    $    6,929,105   $    6,720,468

As of September 30, 2006, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt income                              $      328,822
Accumulated capital and other losses                             (2,625,377)(a)
Unrealized appreciation/(depreciation)                            7,131,322(b)
Total accumulated earnings/(deficit)                         $    4,834,767(c)

(a) On September 30, 2006, the Portfolio had a net capital loss carryforward for federal income tax purposes of $2,625,377 of which $599,723 expires in the year 2008, $1,200,330 expires in the year 2009, $793,446 expires in the year 2010 and $31,878 expires in the year 2014. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales the realization for tax purposes of gains/losses on certain derivative instruments, and the difference between book and tax treatment of swap income.

(c) The difference between book-basis and tax-basis components of accumulated earnings/(deficit) is attributable to dividends payable.

NOTE H

Risks Involved in Investing in the Fund

Credit Risk--The Portfolios of the AllianceBernstein Municipal Income Fund II are State Portfolios that may invest a large portion of their assets in a particular state's municipal securities and their various political subdivisions, and the performance of each of these Portfolios may be closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications.The Fund's maximum exposure under these arrangements is unknown.However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regula-


124 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


tory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, directed and oversaw an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 125


In addition, the Independent Trustees of the Trust ("the Independent Trustees") have conducted an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, 43 additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL").

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order.

On April 21, 2006, the Adviser and attorneys for the plaintiffs in the mutual fund shareholder claims, mutual fund derivative claims, and ERISA claims entered into a confidential memorandum of understanding ("MOU") containing their agreement to settle these claims. The agreement will be documented by a stipu-


126 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


lation of settlement and will be submitted for court approval at a later date. The derivative claims brought on behalf of Alliance Holding remain pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commissioner") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the West Virginia Securities Commissioner signed a Summary Order to Cease and Desist, and Notice of Right to Hearing addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. On January 26, 2006, the Adviser, Alliance Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. The court denied the writ and in September 2006 the Supreme Court of Appeals declined the defendants' petition for appeal. On September 22, 2006, Alliance and Alliance Holding filed an answer and motion to dismiss the Summary Order with the Securities Commissioner.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 127


fund assets to broker-dealers in exchange for preferential marketing services,
(ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the Funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiffs' claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. On May 31, 2006 the District Court denied plaintiffs' motion for leave to file an amended complaint. On July 5, 2006, plaintiffs filed a notice of appeal. On October 4, 2006 the appeal was withdrawn by stipulation, with plaintiffs reserving the right to reinstate it at a later date.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.


128 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


NOTE J

Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the current period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of FIN 48 by registered investment companies could be delayed until the last business day of the first required financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the financial statements has not yet been determined.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 129


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Arizona Portfolio
                                    ----------------------------------------------------------------------------
                                                                     Class A
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $11.07       $11.06       $10.95       $10.76       $11.02       $10.80

Income From Investment
  Operations
Net investment income(b)(c)              .22          .45          .47          .51          .51          .51
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.01)         .01          .11          .19         (.26)         .26
Net increase in net asset value
  from operations                        .21          .46          .58          .70          .25          .77

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.22)        (.45)        (.47)        (.51)        (.51)        (.51)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.04)
Total dividends and
  distributions                         (.22)        (.45)        (.47)        (.51)        (.51)        (.55)
Net asset value, end of period        $11.06       $11.07       $11.06       $10.95       $10.76       $11.02

Total Return
Total investment return based
  on net asset value(d)                 1.91%        4.28%        5.36%        6.64%        2.35%        7.33%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $135,082     $138,880     $111,704      $88,701     $101,040     $121,245
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                       .78%(e)      .78%(f)      .78%         .78%         .78%         .78%
  Expenses, before waivers/
    reimbursements                       .94%(e)      .95%(f)      .97%        1.13%        1.11%        1.12%
  Net investment income,
    net of waivers/
    reimbursements                      4.00%(e)     4.11%(f)     4.22%        4.69%        4.72%        4.73%
Portfolio turnover rate                    1%          20%          25%          28%          28%          11%


See footnote summary on page 157.


130 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Arizona Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class B
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $11.05       $11.04       $10.94       $10.74       $11.00       $10.78

Income From Investment
  Operations
Net investment income(b)(c)              .18          .38          .39          .43          .43          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.01)          -0-         .10          .20         (.26)         .27
Net increase in net asset value
  from operations                        .17          .38          .49          .63          .17          .70

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.18)        (.37)        (.39)        (.43)        (.43)        (.43)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.05)
Total dividends and
  distributions                         (.18)        (.37)        (.39)        (.43)        (.43)        (.48)
Net asset value, end of period        $11.04       $11.05       $11.04       $10.94       $10.74       $11.00

Total Return
Total investment return based
  on net asset value(d)                 1.56%        3.56%        4.56%        5.98%        1.62%        6.65%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $45,724      $52,070      $63,255      $76,951      $89,938      $92,349
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                      1.48%(e)     1.48%(f)     1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                      1.65%(e)     1.66%(f)     1.68%        1.84%        1.82%        1.82%
  Net investment income,
    net of waivers/
    reimbursements                      3.30%(e)     3.42%(f)     3.54%        4.00%        4.03%        4.02%
Portfolio turnover rate                    1%          20%          25%          28%          28%          11%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 131


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Arizona Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class C
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $11.05       $11.04       $10.94       $10.74       $11.00       $10.78

Income From Investment
  Operations
Net investment income(b)(c)              .18          .37          .39          .43          .43          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.01)         .01          .10          .20         (.26)         .27
Net increase in net asset value
  from operations                        .17          .38          .49          .63          .17          .70

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.18)        (.37)        (.39)        (.43)        (.43)        (.43)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.05)
Total dividends and
  distributions                         (.18)        (.37)        (.39)        (.43)        (.43)        (.48)
Net asset value, end of period        $11.04       $11.05       $11.04       $10.94       $10.74       $11.00

Total Return
Total investment return based
  on net asset value(d)                 1.56%        3.56%        4.56%        5.98%        1.62%        6.65%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $25,714      $25,445      $24,926      $20,305      $25,110      $24,258
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                      1.48%(e)     1.48%(f)     1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                      1.64%(e)     1.65%(f)     1.67%        1.84%        1.82%        1.82%
  Net investment income,
    net of waivers/
    reimbursements                      3.30%(e)     3.42%(f)     3.53%        4.00%        4.03%        4.00%
Portfolio turnover rate                    1%          20%          25%          28%          28%          11%


See footnote summary on page 157.


132 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Florida Portfolio
                                     ----------------------------------------------------------------------------
                                                                      Class A
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $10.32       $10.28       $10.25       $10.17       $10.34       $10.16

Income From Investment
  Operations
Net investment income(b)(c)               .23          .46          .47          .49          .49          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                           (.05)         .04          .03          .08         (.13)         .19
Net increase in net asset value
  from operations                         .18          .50          .50          .57          .36          .71

Less: Dividends and
  Distributions
Dividends from net investment
  income                                 (.23)        (.46)        (.47)        (.49)        (.53)        (.52)
Distributions in excess of net
  investment income                        -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and
  distributions                          (.23)        (.46)        (.47)        (.49)        (.53)        (.53)
Net asset value, end of period         $10.27       $10.32       $10.28       $10.25       $10.17       $10.34

Total Return
Total investment return based
  on net asset value(d)                  1.75%        5.00%        5.01%        5.78%        3.54%        7.21%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $130,439     $138,307     $127,541     $101,529     $109,543     $109,373
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                      .78%(e)      .78%(f)      .78%         .78%         .78%         .78%
  Expenses, before waivers/
    reimbursements                        .95%(e)      .98%(f)     1.08%        1.12%        1.11%        1.09%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                      .95%(e)      .94%(f)      .98%        1.11%        1.11%        1.09%
  Net investment income,
    net of waivers/
    reimbursements                       4.47%(e)     4.51%(f)     4.60%        4.83%        4.80%        5.18%
Portfolio turnover rate                    11%          27%          23%          22%          30%          20%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 133


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Florida Portfolio
                                    ----------------------------------------------------------------------------
                                                                     Class B
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.32       $10.29       $10.26       $10.18       $10.35       $10.17

Income From Investment
  Operations
Net investment income(b)(c)              .19          .39          .40          .42          .42          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.04)         .03          .03          .08         (.14)         .18
Net increase in net asset value
  from operations                        .15          .42          .43          .50          .28          .63

Less: Dividends
Dividends from net investment
  income                                (.19)        (.39)        (.40)        (.42)        (.45)        (.45)
Net asset value, end of period        $10.28       $10.32       $10.29       $10.26       $10.18       $10.35

Total Return
Total investment return based
  on net asset value(d)                 1.49%        4.17%        4.29%        4.96%        2.82%        6.45%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $31,208      $38,045      $53,996      $79,266     $104,874     $105,583
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.48%(e)     1.48%(f)     1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                      1.66%(e)     1.69%(f)     1.78%        1.83%        1.81%        1.79%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.66%(e)     1.65%(f)     1.68%        1.82%        1.81%        1.79%
  Net investment income,
    net of waivers/
    reimbursements                      3.76%(e)     3.80%(f)     3.91%        4.12%        4.09%        4.47%
Portfolio turnover rate                   11%          27%          23%          22%          30%          20%


See footnote summary on page 157.


134 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Florida Portfolio
                                    ----------------------------------------------------------------------------
                                                                     Class C
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.32       $10.29       $10.25       $10.18       $10.35       $10.17

Income From Investment
  Operations
Net investment income(b)(c)              .19          .39          .40          .42          .42          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.04)         .03          .04          .07         (.14)         .18
Net increase in net asset value
  from operations                        .15          .42          .44          .49          .28          .63

Less: Dividends
Dividends from net investment
  income                                (.19)        (.39)        (.40)        (.42)        (.45)        (.45)
Net asset value, end of period        $10.28       $10.32       $10.29       $10.25       $10.18       $10.35

Total Return
Total investment return based
  on net asset value(d)                 1.49%        4.17%        4.38%        4.96%        2.82%        6.45%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $36,267      $39,042      $39,950      $39,170      $46,929      $49,102
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.48%(e)     1.48%(f)     1.48%        1.48%        1.48%        1.48%
  Expenses, before waivers/
    reimbursements                      1.65%(e)     1.68%(f)     1.78%        1.83%        1.81%        1.79%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.65%(e)     1.64%(f)     1.68%        1.82%        1.81%        1.79%
  Net investment income,
    net of waivers/
    reimbursements                      3.76%(e)     3.80%(f)     3.90%        4.13%        4.09%        4.47%
Portfolio turnover rate                   11%          27%          23%          22%          30%          20%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 135


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              Massachusetts Portfolio
                                    ----------------------------------------------------------------------------
                                                                     Class A
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.94       $10.96       $10.92       $10.79       $11.06       $11.05

Income From Investment
  Operations
Net investment income(b)(c)              .22          .45          .47          .51          .51          .54
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.03)        (.02)         .05          .13         (.26)         .04
Net increase in net asset value
  from operations                        .19          .43          .52          .64          .25          .58

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.22)        (.45)        (.48)        (.51)        (.52)        (.54)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                         (.22)        (.45)        (.48)        (.51)        (.52)        (.57)
Net asset value, end of period        $10.91       $10.94       $10.96       $10.92       $10.79       $11.06

Total Return
Total investment return based
  on net asset value(d)                 1.76%        4.06%        4.80%        6.13%        2.39%        5.46%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $67,326      $63,120      $53,035      $39,749      $46,342      $66,197
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                     .82%(e)      .82%(f)      .82%         .82%         .82%         .82%
  Expenses, before waivers/
    reimbursements                      1.04%(e)     1.09%(f)     1.17%        1.25%        1.17%        1.12%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.04%(e)     1.03%(f)     1.03%        1.20%        1.17%        1.12%
  Net investment income,
    net of waivers/
    reimbursements                      4.05%(e)     4.18%(f)     4.29%        4.73%        4.71%        4.97%
Portfolio turnover rate                    2%          25%          25%          26%          28%          27%


See footnote summary on page 157.


136 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Massachusetts Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class B
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.92       $10.94       $10.91       $10.77       $11.03       $11.03

Income From Investment
  Operations
Net investment income(b)(c)              .18          .38          .40          .44          .44          .47
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.03)        (.02)         .03          .14         (.25)         .03
Net increase in net asset value
  from operations                        .15          .36          .43          .58          .19          .50

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.18)        (.38)        (.40)        (.44)        (.45)        (.47)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                         (.18)        (.38)        (.40)        (.44)        (.45)        (.50)
Net asset value, end of period        $10.89       $10.92       $10.94       $10.91       $10.77       $11.03

Total Return
Total investment return based
  on net asset value(d)                 1.40%        3.35%        4.00%        5.38%        1.76%        4.69%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $34,716      $41,221      $50,203      $63,430      $73,979      $79,216
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.52%(e)     1.52%(f)     1.52%        1.52%        1.52%        1.52%
  Expenses, before waivers/
    reimbursements                      1.75%(e)     1.81%(f)     1.88%        1.96%        1.89%        1.83%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.75%(e)     1.75%(f)     1.74%        1.91%        1.89%        1.83%
  Net investment income,
    net of waivers/
    reimbursements                      3.35%(e)     3.49%(f)     3.61%        4.04%        4.02%        4.28%
Portfolio turnover rate                    2%          25%          25%          26%          28%          27%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 137


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Massachusetts Portfolio
                                    ----------------------------------------------------------------------------
                                                                       Class C
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.92       $10.94       $10.91       $10.77       $11.03       $11.03

Income From Investment
  Operations
Net investment income(b)(c)              .18          .38          .40          .44          .44          .47
Net realized and unrealized
  gain(loss) on investment
  transactions                          (.03)        (.02)         .03          .14         (.25)         .03
Net increase in net asset value
  from operations                        .15          .36          .43          .58          .19          .50

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.18)        (.38)        (.40)        (.44)        (.45)        (.47)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                         (.18)        (.38)        (.40)        (.44)        (.45)        (.50)
Net asset value, end of period        $10.89       $10.92       $10.94       $10.91       $10.77       $11.03

Total Return
Total investment return based
  on net asset value(d)                 1.41%        3.35%        3.99%        5.38%        1.76%        4.69%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $36,085      $38,001      $34,789      $35,598      $46,542      $53,156
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.52%(e)     1.52%(f)     1.52%        1.52%        1.52%        1.52%
  Expenses, before waivers/
    reimbursements                      1.74%(e)     1.80%(f)     1.88%        1.95%        1.88%        1.82%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.74%(e)     1.74%(f)     1.74%        1.90%        1.88%        1.82%
  Net investment income,
    net of waivers/
    reimbursements                      3.35%(e)     3.49%(f)     3.61%        4.04%        4.02%        4.28%
Portfolio turnover rate                    2%          25%          25%          26%          28%          27%


See footnote summary on page 157.


138 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Michigan Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class A
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.91       $10.88       $10.79       $10.69       $10.91       $10.63

Income From Investment
  Operations
Net investment income(b)(c)              .21          .43          .46          .48          .47          .49
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.01)         .03          .09          .11         (.17)         .32
Net increase in net asset value
  from operations                        .20          .46          .55          .59          .30          .81

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.21)        (.42)        (.46)        (.49)        (.52)        (.49)
Distributions in excess of
  net investment income                   -0-          -0-          -0-          -0-          -0-        (.04)
Distributions from net realized
  gain on investments                   (.05)        (.01)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                         (.26)        (.43)        (.46)        (.49)        (.52)        (.53)
Net asset value, end of period        $10.85       $10.91       $10.88       $10.79       $10.69       $10.91

Total Return
Total investment return based
  on net asset value(d)                 1.80%        4.38%        5.16%        5.65%        2.66%        7.87%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $62,573      $64,920      $54,635      $45,362      $53,022      $55,396
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                      1.01%(e)      .98%(f)      .99%        1.01%        1.01%        1.01%
  Expenses, before waivers/
    reimbursements                      1.08%(e)     1.04%(f)     1.05%        1.20%        1.20%        1.21%
  Net investment income,
    net of waivers/
    reimbursements                      3.86%(e)     3.92%(f)     4.19%        4.51%        4.38%        4.57%
Portfolio turnover rate                    1%          17%          18%          18%          46%          18%



See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 139


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Michigan Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class B
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.89       $10.86       $10.77       $10.67       $10.89       $10.62

Income From Investment
  Operations
Net investment income(b)(c)              .17          .35          .38          .41          .40          .41
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.01)         .04          .10          .10         (.18)         .32
Net increase in net asset value
  from operations                        .16          .39          .48          .51          .22          .73

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.17)        (.35)        (.39)        (.41)        (.44)        (.41)
Distributions in excess of
  net investment income                   -0-          -0-          -0-          -0-          -0-        (.05)
Distributions from net realized
  gain on investments                   (.05)        (.01)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                         (.22)        (.36)        (.39)        (.41)        (.44)        (.46)
Net asset value, end of period        $10.83       $10.89       $10.86       $10.77       $10.67       $10.89

Total Return
Total investment return based
  on net asset value(d)                 1.45%        3.66%        4.47%        4.91%        1.95%        7.06%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $28,013      $30,813      $41,516      $47,605      $58,034      $53,097
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                      1.71%(e)     1.69%(f)     1.70%        1.71%        1.71%        1.71%
  Expenses, before waivers/
    reimbursements                      1.79%(e)     1.75%(f)     1.76%        1.91%        1.92%        1.92%
  Net investment income,
    net of waivers/
    reimbursements                      3.17%(e)     3.23%(f)     3.50%        3.81%        3.69%        3.88%
Portfolio turnover rate                    1%          17%          18%          18%          46%          18%


See footnote summary on page 157.


140 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Michigan Portfolio
                                    ----------------------------------------------------------------------------
                                                                       Class C
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.89       $10.87       $10.77       $10.67       $10.89       $10.62

Income From Investment
  Operations
Net investment income(b)(c)              .17          .35          .38          .41          .40          .41
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.01)         .03          .10          .10         (.18)         .32
Net increase in net asset value
  from operations                        .16          .38          .48          .51          .22          .73

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.17)        (.35)        (.38)        (.41)        (.44)        (.41)
Distributions in excess of
  net investment income                   -0-          -0-          -0-          -0-          -0-        (.05)
Distributions from net realized
  gain on investments                   (.05)        (.01)          -0-          -0-          -0-          -0-
Total dividends and
  distributions                         (.22)        (.36)        (.38)        (.41)        (.44)        (.46)
Net asset value, end of period        $10.83       $10.89       $10.87       $10.77       $10.67       $10.89

Total Return
Total investment return based
  on net asset value(d)                 1.45%        3.56%        4.54%        4.91%        1.95%        7.06%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $39,398      $41,274      $43,225      $43,382      $54,996      $57,818
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                      1.71%(e)     1.68%(f)     1.70%        1.71%        1.71%        1.71%
  Expenses, before waivers/
    reimbursements                      1.78%(e)     1.74%(f)     1.75%        1.90%        1.90%        1.93%
  Net investment income,
    net of waivers/
    reimbursements                      3.16%(e)     3.23%(f)     3.50%        3.82%        3.69%        3.86%
Portfolio turnover rate                    1%          17%          18%          18%          46%          18%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 141


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Minnesota Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class A
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.20       $10.19       $10.14       $10.15       $10.31       $10.09

Income From Investment
  Operations
Net investment income(b)(c)              .21          .42          .42          .44          .45          .48
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.03)         .01          .05         (.01)        (.15)         .25
Net increase in net asset value
  from operations                        .18          .43          .47          .43          .30          .73

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.21)        (.42)        (.42)        (.44)        (.46)        (.48)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                         (.21)        (.42)        (.42)        (.44)        (.46)        (.51)
Net asset value, end of period        $10.17       $10.20       $10.19       $10.14       $10.15       $10.31

Total Return
Total investment return based
  on net asset value(d)                 1.73%        4.29%        4.72%        4.41%        3.05%        7.46%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $71,562      $71,172      $69,174      $64,847      $67,521      $65,850
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                     .90%(e)      .90%(f)      .90%         .90%         .90%         .90%
  Expenses, before waivers/
    reimbursements                      1.15%(e)     1.17%(f)     1.26%        1.32%        1.22%        1.29%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.15%(e)     1.10%(f)     1.13%        1.28%        1.20%        1.29%
  Net investment income,
    net of waivers/
    reimbursements                      4.04%(e)     4.10%(f)     4.12%        4.36%        4.42%        4.75%
Portfolio turnover rate                   -0-%         13%          14%          19%          32%          29%


See footnote summary on page 157.


142 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Minnesota Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class B
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.20       $10.19       $10.14       $10.15       $10.31       $10.08

Income From Investment
  Operations
Net investment income(b)(c)              .17          .34          .35          .37          .38          .40
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.04)         .01          .05         (.01)        (.15)         .27
Net increase in net asset value
  from operations                        .13          .35          .40          .36          .23          .67

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.17)        (.34)        (.35)        (.37)        (.39)        (.40)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.04)
Total dividends and
  distributions                         (.17)        (.34)        (.35)        (.37)        (.39)        (.44)
Net asset value, end of period        $10.16       $10.20       $10.19       $10.14       $10.15       $10.31

Total Return
Total investment return based
  on net asset value(d)                 1.28%        3.56%        3.99%        3.68%        2.34%        6.84%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                     $8,673      $10,577      $14,424      $16,976      $24,366      $24,340
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.60%(e)     1.60%(f)     1.60%        1.60%        1.60%        1.60%
  Expenses, before waivers/
    reimbursements                      1.87%(e)     1.88%(f)     1.97%        2.04%        1.93%        1.99%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.87%(e)     1.81%(f)     1.84%        2.00%        1.91%        1.99%
  Net investment income,
    net of waivers/
    reimbursements                      3.33%(e)     3.41%(f)     3.43%        3.65%        3.72%        4.04%
Portfolio turnover rate                   -0-%         13%          14%          19%          32%          29%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 143


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Minnesota Portfolio
                                    ----------------------------------------------------------------------------
                                                                     Class C
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.21       $10.20       $10.15       $10.16       $10.32       $10.10

Income From Investment
  Operations
Net investment income(b)(c)              .17          .34          .35          .37          .38          .40
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.04)         .01          .05         (.01)        (.15)         .26
Net increase in net asset value
  from operations                        .13          .35          .40          .36          .23          .66

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.17)        (.34)        (.35)        (.37)        (.39)        (.40)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.04)
Total dividends and
  distributions                         (.17)        (.34)        (.35)        (.37)        (.39)        (.44)
Net asset value, end of period        $10.17       $10.21       $10.20       $10.15       $10.16       $10.32

Total Return
Total investment return based
  on net asset value(d)                 1.28%        3.55%        3.98%        3.68%        2.34%        6.72%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $14,393      $15,635      $17,153      $16,402      $19,248      $20,401
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.60%(e)     1.60%(f)     1.60%        1.60%        1.60%        1.60%
  Expenses, before waivers/
    reimbursements                      1.86%(e)     1.87%(f)     1.96%        2.03%        1.92%        1.99%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.86%(e)     1.80%(f)     1.83%        1.99%        1.90%        1.99%
  Net investment income,
    net of waivers/
    reimbursements                      3.33%(e)     3.40%(f)     3.42%        3.65%        3.70%        4.01%
Portfolio turnover rate                   -0-%         13%          14%          19%          32%          29%


See footnote summary on page 157.


144 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               New Jersey Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class A
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $9.93        $9.90        $9.84        $9.80       $10.03       $10.11

Income From Investment
  Operations
Net investment income(b)(c)              .21          .42          .42          .45          .45          .48
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.02)         .03          .07          .04         (.22)        (.05)
Net increase in net asset value
  from operations                        .19          .45          .49          .49          .23          .43

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.21)        (.42)        (.43)        (.45)        (.46)        (.48)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.03)

Total dividends and
  distributions                         (.21)        (.42)        (.43)        (.45)        (.46)        (.51)
Net asset value, end of period         $9.91        $9.93        $9.90        $9.84        $9.80       $10.03

Total Return
Total investment return based
  on net asset value(d)                 1.92%        4.65%        5.03%        5.05%        2.39%        4.42%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $88,297      $83,088      $77,570      $76,164      $81,632      $94,865
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                     .87%(e)      .87%(f)      .87%         .87%         .87%         .87%
  Expenses, before waivers/
    reimbursements                      1.09%(e)     1.15%(f)     1.16%        1.23%        1.16%        1.11%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.02%(e)     1.01%(f)     1.02%        1.17%        1.14%        1.11%
  Net investment income,
    net of waivers/
    reimbursements                      4.24%(e)     4.25%(f)     4.26%        4.60%        4.53%        4.80%
Portfolio turnover rate                    1%           6%          38%          15%          45%          49%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 145


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               New Jersey Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class B
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $9.93        $9.90        $9.84        $9.80       $10.04       $10.11

Income From Investment
  Operations
Net investment income(b)(c)              .18          .35          .35          .38          .38          .41
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.02)         .03          .07          .04         (.23)        (.04)
Net increase in net asset value
  from operations                        .16          .38          .42          .42          .15          .37

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.18)        (.35)        (.36)        (.38)        (.39)        (.41)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                         (.18)        (.35)        (.36)        (.38)        (.39)        (.44)
Net asset value, end of period         $9.91        $9.93        $9.90        $9.84        $9.80       $10.04

Total Return
Total investment return based
  on net asset value(d)                 1.57%        3.91%        4.30%        4.41%        1.56%        3.79%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $36,411      $42,766      $58,706      $83,835     $110,294     $127,025
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.57%(e)     1.57%(f)     1.57%        1.57%        1.57%        1.57%
  Expenses, before waivers/
    reimbursements                      1.80%(e)     1.86%(f)     1.87%        1.94%        1.87%        1.82%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.73%(e)     1.72%(f)     1.73%        1.88%        1.85%        1.82%
  Net investment income,
    net of waivers/
    reimbursements                      3.53%(e)     3.55%(f)     3.56%        3.89%        3.83%        4.10%
Portfolio turnover rate                    1%           6%          38%          15%          45%          49%


See footnote summary on page 157.


146 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               New Jersey Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class C
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $9.93        $9.90        $9.84        $9.81       $10.04       $10.11

Income From Investment
  Operations
Net investment income(b)(c)              .18          .35          .35          .38          .38          .41
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.02)         .03          .07          .03         (.22)        (.04)
Net increase in net asset value
  from operations                        .16          .38          .42          .41          .16          .37

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.18)        (.35)        (.36)        (.38)        (.39)        (.41)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                         (.18)        (.35)        (.36)        (.38)        (.39)        (.44)
Net asset value, end of period         $9.91        $9.93        $9.90        $9.84        $9.81       $10.04

Total Return
Total investment return based
  on net asset value(d)                 1.56%        3.92%        4.31%        4.30%        1.66%        3.78%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $33,138      $34,042      $35,279      $37,926      $45,633      $56,295
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.57%(e)     1.57%(f)     1.57%        1.57%        1.57%        1.57%
  Expenses, before waivers/
    reimbursements                      1.79%(e)     1.85%(f)     1.86%        1.93%        1.86%        1.81%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.72%(e)     1.71%(f)     1.72%        1.87%        1.84%        1.81%
  Net investment income,
    net of waivers/
    reimbursements                      3.53%(e)     3.55%(f)     3.56%        3.89%        3.83%        4.10%
Portfolio turnover rate                    1%           6%          38%          15%          45%          49%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 147


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                  Ohio Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class A
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.16       $10.14       $10.10       $10.05       $10.02       $10.01

Income From Investment
  Operations
Net investment income(b)(c)              .20          .41          .43          .44          .46          .50
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.00)(g)      .02          .03          .05          .05          .04
Net increase in net asset value
  from operations                        .20          .43          .46          .49          .51          .54

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.20)        (.41)        (.42)        (.44)        (.48)        (.51)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.02)
Total dividends and
  distributions                         (.20)        (.41)        (.42)        (.44)        (.48)        (.53)
Net asset value, end of period        $10.16       $10.16       $10.14       $10.10       $10.05       $10.02

Total Return
Total investment return based
  on net asset value(d)                 2.00%        4.40%        4.67%        5.02%        5.20%        5.57%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $88,752      $87,902      $85,749      $78,184      $75,102      $70,223
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                       .85%(e)      .85%(f)      .85%         .85%         .85%         .85%
  Expenses, before waivers/
    reimbursements                      1.00%(e)      .98%(f)      .99%        1.14%        1.15%        1.15%
  Net investment income,
    net of waivers/
    reimbursements                      3.99%(e)     4.12%(f)     4.19%        4.38%        4.59%        4.99%
Portfolio turnover rate                    1%          11%          23%          33%          23%          34%


See footnote summary on page 157.


148 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Ohio Portfolio
                                    ----------------------------------------------------------------------------
                                                                    Class B
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                  $10.15       $10.13       $10.09       $10.04       $10.02       $10.01

Income From Investment
  Operations
Net investment income(b)(c)               .17          .34          .36          .37          .39          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                           (.00)(g)      .02          .03          .05          .04          .05
Net increase in net asset value
  from operations                         .17          .36          .39          .42          .43          .48

Less: Dividends and
  Distributions
Dividends from net investment
  income                                 (.17)        (.34)        (.35)        (.37)        (.41)        (.44)
Distributions in excess of net
  investment income                        -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                          (.17)        (.34)        (.35)        (.37)        (.41)        (.47)
Net asset value, end of period         $10.15       $10.15       $10.13       $10.09       $10.04       $10.02

Total Return
Total investment return based
  on net asset value(d)                  1.65%        3.67%        3.95%        4.30%        4.37%        4.87%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                     $36,764      $41,802      $55,111      $70,121      $83,422      $73,159
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                       1.55%(e)     1.55%(f)     1.55%        1.55%        1.55%        1.55%
  Expenses, before waivers/
    reimbursements                       1.71%(e)     1.69%(f)     1.69%        1.85%        1.86%        1.85%
  Net investment income,
    net of waivers/
    reimbursements                       3.29%(e)     3.42%(f)     3.50%        3.69%        3.88%        4.29%
Portfolio turnover rate                     1%          11%          23%          33%          23%          34%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 149


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                 Ohio Portfolio
                                    ----------------------------------------------------------------------------
                                                                     Class C
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.16       $10.13       $10.09       $10.05       $10.02       $10.02

Income From Investment
  Operations
Net investment income(b)(c)              .17          .34          .36          .37          .39          .43
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.01)         .03          .03          .04          .05          .04
Net increase in net asset value
  from operations                        .16          .37          .39          .41          .44          .47

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.17)        (.34)        (.35)        (.37)        (.41)        (.44)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.03)
Total dividends and
  distributions                         (.17)        (.34)        (.35)        (.37)        (.41)        (.47)
Net asset value, end of period        $10.15       $10.16       $10.13       $10.09       $10.05       $10.02

Total Return
Total investment return based
  on net asset value(d)                 1.55%        3.78%        3.94%        4.19%        4.47%        4.77%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $41,938      $44,023      $47,610      $48,233      $54,062      $53,883
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                      1.55%(e)     1.55%(f)     1.55%        1.55%        1.55%        1.55%
  Expenses, before waivers/
    reimbursements                      1.70%(e)     1.68%(f)     1.69%        1.85%        1.85%        1.85%
  Net investment income,
    net of waivers/
    reimbursements                      3.29%(e)     3.42%(f)     3.49%        3.69%        3.89%        4.29%
Portfolio turnover rate                    1%          11%          23%          33%          23%          34%


See footnote summary on page 157.


150 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              Pennsylvania Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class A
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.58       $10.53       $10.48       $10.44       $10.58       $10.42

Income From Investment
  Operations
Net investment income(b)(c)              .21          .42          .44          .48          .50          .51
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.02)         .05          .05          .04         (.14)         .18
Net increase in net asset value
  from operations                        .19          .47          .49          .52          .36          .69

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.21)        (.42)        (.44)        (.48)        (.50)        (.51)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.02)
Total dividends and
  distributions                         (.21)        (.42)        (.44)        (.48)        (.50)        (.53)
Net asset value, end of period        $10.56       $10.58       $10.53       $10.48       $10.44       $10.58

Total Return
Total investment return based
  on net asset value(d)                 1.76%        4.57%        4.75%        5.06%        3.57%        6.88%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $86,366      $81,151      $78,472      $74,132      $84,053      $99,426
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                     .95%(e)      .95%(f)      .95%         .95%         .95%         .95%
  Expenses, before waivers/
    reimbursements                      1.02%(e)     1.11%(f)     1.20%        1.24%        1.16%        1.13%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.02%(e)     1.01%(f)     1.04%        1.18%        1.16%        1.13%
  Net investment income,
    net of waivers/
    reimbursements                      3.90%(e)     4.00%(f)     4.19%        4.55%        4.91%        4.98%
Portfolio turnover rate                    1%          23%          36%          19%          17%          38%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 151


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Pennsylvania Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class B
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.58       $10.53       $10.48       $10.44       $10.58       $10.41

Income From Investment
  Operations
Net investment income(b)(c)              .17          .35          .37          .40          .44          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.02)         .05          .05          .04         (.15)         .18
Net increase in net asset value
  from operations                        .15          .40          .42          .44          .29          .63

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.17)        (.35)        (.37)        (.40)        (.43)        (.45)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and
  distributions                         (.17)        (.35)        (.37)        (.40)        (.43)        (.46)
Net asset value, end of period        $10.56       $10.58       $10.53       $10.48       $10.44       $10.58

Total Return
Total investment return based
  on net asset value(d)                 1.40%        3.84%        4.01%        4.32%        2.84%        6.26%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $28,862      $33,448      $41,760      $55,552      $68,409      $74,390
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.65%(e)     1.65%(f)     1.65%        1.65%        1.65%        1.65%
  Expenses, before waivers/
    reimbursements                      1.73%(e)     1.82%(f)     1.90%        1.95%        1.87%        1.84%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.73%(e)     1.72%(f)     1.74%        1.89%        1.87%        1.84%
  Net investment income,
    net of waivers/
    reimbursements                      3.20%(e)     3.31%(f)     3.49%        3.85%        4.21%        4.35%
Portfolio turnover rate                    1%          23%          36%          19%          17%          38%


See footnote summary on page 157.


152 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                              Pennsylvania Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class C
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.58       $10.53       $10.48       $10.44       $10.58       $10.41

Income From Investment
  Operations
Net investment income(b)(c)              .17          .35          .37          .40          .44          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.02)         .05          .05          .04         (.15)         .18
Net increase in net asset value
  from operations                        .15          .40          .42          .44          .29          .63

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.17)        (.35)        (.37)        (.40)        (.43)        (.45)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.01)
Total dividends and
  distributions                         (.17)        (.35)        (.37)        (.40)        (.43)        (.46)
Net asset value, end of period        $10.56       $10.58       $10.53       $10.48       $10.44       $10.58

Total Return
Total investment return based
  on net asset value(d)                 1.40%        3.84%        4.02%        4.32%        2.84%        6.26%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $32,959      $34,332      $34,705      $36,168      $42,917      $46,296
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.65%(e)     1.65%(f)     1.65%        1.65%        1.65%        1.65%
  Expenses, before waivers/
    reimbursements                      1.72%(e)     1.82%(f)     1.90%        1.94%        1.87%        1.83%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.72%(e)     1.72%(f)     1.74%        1.88%        1.87%        1.83%
  Net investment income,
    net of waivers/
    reimbursements                      3.20%(e)     3.30%(f)     3.49%        3.85%        4.20%        4.30%
Portfolio turnover rate                    1%          23%          36%          19%          17%          38%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 153


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Virginia Portfolio
                                    ----------------------------------------------------------------------------
                                                                     Class A
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.84       $10.82       $10.77       $10.75       $10.77       $10.54

Income From Investment
  Operations
Net investment income(b)(c)              .23          .47          .49          .52          .52          .52
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.04)         .02          .05          .01         (.03)         .25
Net increase in net asset value
  from operations                        .19          .49          .54          .53          .49          .77

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.23)        (.47)        (.49)        (.51)        (.51)        (.52)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.02)
Total dividends and
  distributions                         (.23)        (.47)        (.49)        (.51)        (.51)        (.54)
Net asset value, end of period        $10.80       $10.84       $10.82       $10.77       $10.75       $10.77

Total Return
Total investment return based
  on net asset value(d)                 1.72%        4.61%        5.11%        5.04%        4.66%        7.58%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $112,775     $109,343      $88,605      $64,089      $71,572      $76,797
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                     .72%(e)      .72%(f)      .72%         .72%         .72%         .72%
  Expenses, before waivers/
    reimbursements                       .97%(e)     1.01%(f)     1.09%        1.18%        1.15%        1.15%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                     .97%(e)     1.00%(f)     1.00%        1.18%        1.15%        1.15%
  Net investment income,
    net of waivers/
    reimbursements                      4.18%(e)     4.33%(f)     4.48%        4.82%        4.87%        4.95%
Portfolio turnover rate                    4%          31%          23%          10%          25%          16%


See footnote summary on page 157.


154 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                Virginia Portfolio
                                    ----------------------------------------------------------------------------
                                                                      Class B
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.82       $10.80       $10.75       $10.73       $10.75       $10.53

Income From Investment
  Operations
Net investment income(b)(c)              .19          .39          .41          .44          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.04)         .02          .05          .01         (.04)         .24
Net increase in net asset value
  from operations                        .15          .41          .46          .45          .41          .69

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.19)        (.39)        (.41)        (.43)        (.43)        (.45)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.02)
Total dividends and
  distributions                         (.19)        (.39)        (.41)        (.43)        (.43)        (.47)
Net asset value, end of period        $10.78       $10.82       $10.80       $10.75       $10.73       $10.75

Total Return
Total investment return based
  on net asset value(d)                 1.37%        3.89%        4.36%        4.32%        3.94%        6.78%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $31,446      $37,006      $46,489      $65,978      $82,541      $85,842
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.42%(e)     1.42%(f)     1.42%        1.42%        1.42%        1.42%
  Expenses, before waivers/
    reimbursements                      1.68%(e)     1.72%(f)     1.80%        1.89%        1.85%        1.86%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.68%(e)     1.71%(f)     1.71%        1.89%        1.85%        1.86%
  Net investment income,
    net of waivers/
    reimbursements                      3.49%(e)     3.64%(f)     3.81%        4.13%        4.18%        4.27%
Portfolio turnover rate                    4%          31%          23%          10%          25%          16%


See footnote summary on page 157.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 155


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               Virginia Portfolio
                                    ----------------------------------------------------------------------------
                                                                     Class C
                                    ----------------------------------------------------------------------------
                                     Six Months
                                       Ended
                                      March 31,                     Year Ended September 30,
                                        2007     ---------------------------------------------------------------
                                    (unaudited)     2006         2005         2004(a)      2003         2002
                                    -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                 $10.81       $10.79       $10.74       $10.73       $10.75       $10.52

Income From Investment
  Operations
Net investment income(b)(c)              .19          .39          .41          .44          .45          .45
Net realized and unrealized
  gain (loss) on investment
  transactions                          (.04)         .02          .06           -0-        (.04)         .25
Net increase in net asset value
  from operations                        .15          .41          .47          .44          .41          .70

Less: Dividends and
  Distributions
Dividends from net investment
  income                                (.19)        (.39)        (.42)        (.43)        (.43)        (.45)
Distributions in excess of net
  investment income                       -0-          -0-          -0-          -0-          -0-        (.02)
Total dividends and
  distributions                         (.19)        (.39)        (.42)        (.43)        (.43)        (.47)
Net asset value, end of period        $10.77       $10.81       $10.79       $10.74       $10.73       $10.75

Total Return
Total investment return based
  on net asset value(d)                 1.38%        3.90%        4.41%        4.23%        3.94%        6.88%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                    $35,175      $34,544      $29,412      $28,654      $33,486      $34,396
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements excluding
    interest expense                    1.42%(e)     1.42%(f)     1.42%        1.42%        1.42%        1.42%
  Expenses, before waivers/
    reimbursements                      1.67%(e)     1.71%(f)     1.79%        1.88%        1.85%        1.86%
  Expenses, before waivers/
    reimbursements excluding
    interest expense                    1.67%(e)     1.70%(f)     1.70%        1.88%        1.85%        1.86%
  Net investment income,
    net of waivers/
    reimbursements                      3.50%(e)     3.64%(f)     3.80%        4.13%        4.17%        4.26%
Portfolio turnover rate                    4%          31%          23%          10%          25%          16%


See footnote summary on page 157.


156 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


(a) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. For the year ended September 30, 2004, the effect of this change to the net investment income and the net realized and unrealized gain (loss) on investment transactions was less than $0.01 per share. The effect on the ratio of net investment income to average net assets was as follows:

                       Class A   Class B   Class C
                       --------  --------  --------
     Arizona             .01%      .00%      .00%
     Florida            (.02)%    (.02)%    (.02)%
     Massachusetts      (.01)%     .00%     (.01)%
     Michigan            .01%      .01%      .02%
     Minnesota           .00%      .00%      .00%
     New Jersey          .01%      .01%      .01%
     Ohio               (.04)%    (.03)%    (.04)%
     Pennsylvania        .00%      .01%      .00%
     Virginia           (.02)%    (.01)%    (.02)%

(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  The ratio includes expenses attributable to costs of proxy solicitation.

(g)  Amount is less than $.005.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 157


BOARD OF TRUSTEES

William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President and Chief Executive Officer
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
D. James Guzy(1)
Nancy P. Jacklin(1)
Marshall C. Turner, Jr.(1)
Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer
(Guy) Robert B. Davidson III(2), Senior Vice President
Douglas J. Peebles, Senior Vice President
Jeffrey S. Phlegar, Senior Vice President
Michael G. Brooks(2), Vice President
Fred S. Cohen(2), Vice President
Terrance T. Hults(2), Vice President
Emilie D. Wrapp, Secretary
Joseph J. Mantineo, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

Custodian

The Bank of New York
One Wall Street
New York, NY 10286

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free (800) 227-5672


(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2) The day-to-day management of and investment decisions for the Portfolios' portfolios are made by the Municipal Bond Investment Team. Michael G. Brooks, Fred S. Cohen, (Guy) Robert B. Davidson III and Terrance T. Hults are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios' portfolios.

158 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Information Regarding the Review and Approval of the Fund's Advisory Agreement

In this disclosure, the term "Fund" refers to AllianceBernstein Municipal Income Fund II and the term "Portfolio" refers to the Arizona Portfolio, Florida Portfolio, Massachusetts Portfolio, Michigan Portfolio, Minnesota Portfolio, New Jersey Portfolio, Ohio Portfolio, Pennsylvania Portfolio and Virginia Portfolio, as appropriate (each, a "Portfolio" and together, the "Portfolios"). There is a single advisory agreement between the Adviser and the Fund that relates to all nine Portfolios.

The Fund's disinterested trustees (the "trustees") unanimously approved the continuance of the Advisory Agreement between the Fund and the Adviser in respect of each Portfolio at a meeting held on October 31-November 2, 2006.

In preparation for the meeting, the trustees had requested from the Adviser and received and evaluated extensive materials, including performance and expense information for other investment companies with similar investment objectives derived from data compiled by Lipper Inc. ("Lipper"), which is not affiliated with the Adviser. The trustees also reviewed an independent evaluation from the Fund's Senior Officer (who is also the Fund's Independent Compliance Officer) of the reasonableness of the advisory fees in the Advisory Agreement in respect of each Portfolio (as contemplated by the September 2004 Assurance of Discontinuance between the Adviser and the New York Attorney General) wherein the Senior Officer concluded that such fees were reasonable. In addition, the trustees received a presentation from the Adviser and had an opportunity to ask representatives of the Adviser various questions relevant to the proposed approvals. The trustees noted that the Senior Officer's evaluation considered the following factors in respect of each Portfolio: management fees charged to institutional and other clients of the Adviser for like services; management fees charged by other mutual fund companies for like services; cost to the Adviser and its affiliates of supplying services to the Portfolio pursuant to the Advisory Agreement, excluding any intra-corporate profit; profit margins of the Adviser and its affiliates from supplying such services; possible economies of scale as the Portfolio grows larger; and nature and quality of the Adviser's services including the performance of the Portfolio.

Prior to voting, the trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced counsel who are independent of the Adviser and received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuances. The trustees also discussed the proposed continuances in three private sessions at which only the trustees, their independent counsel and the Fund's Independent Compliance Officer were present. In reaching their determinations relating to continuance of the Advisory Agreement in respect of each Portfolio, the trustees considered all factors they believed relevant, including the following:


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 159


1. information comparing the performance of the Portfolio to other investment companies with similar investment objectives and to an index;

2. the nature, extent and quality of investment, compliance, administrative and other services rendered by the Adviser;

3. payments received by the Adviser from all sources in respect of the Portfolio and all investment companies in the AllianceBernstein Funds complex;

4. the costs borne by, and profitability of, the Adviser and its affiliates in providing services to the Portfolio and to all investment companies in the AllianceBernstein Funds complex;

5. comparative fee and expense data for the Portfolio and other investment companies with similar investment objectives;

6. the extent to which economies of scale would be realized to the extent the Portfolio grows and whether fee levels reflect any economies of scale for the benefit of investors;

7. the Adviser's policies and practices regarding allocation of portfolio transactions of the Portfolio;

8. information about "revenue sharing" arrangements that the Adviser has entered into in respect of the Portfolio;

9. portfolio turnover rates for the Portfolio compared to other investment companies with similar investment objectives;

10. fall-out benefits which the Adviser and its affiliates receive from their relationships with the Portfolio;

11. the Adviser's representation that there are no institutional products managed by the Adviser which have a substantially similar investment style as the Portfolio;

12. the Senior Officer's evaluation of the reasonableness of the fees payable to the Adviser in the Advisory Agreement;

13. the professional experience and qualifications of the Portfolio's portfolio management team and other senior personnel of the Adviser; and

14.  the terms of the Advisory Agreement.


160 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


The trustees also considered their knowledge of the nature and quality of the services provided by the Adviser to the Portfolios gained from their experience as trustees or directors of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser's integrity and competence they have gained from that experience and the Adviser's responsiveness to concerns raised by them in the past, including the Adviser's willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AllianceBernstein Funds.

In their deliberations, the trustees did not identify any particular information that was all-important or controlling, and different trustees may have attributed different weights to the various factors. The trustees evaluated all information available to them on a fund-by-fund basis, and their determinations were made separately in respect of each Portfolio. The trustees determined that the overall arrangements between each Portfolio and the Adviser, as provided in the Advisory Agreement in respect of that Portfolio, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the trustees reaching their determinations to approve the continuance of the Advisory Agreement in respect of each Portfolio (including their determinations that the Adviser should continue to be the investment adviser for each Portfolio, and that the fees payable to the Adviser pursuant to the Advisory Agreement are appropriate) were separately discussed by the trustees.

Nature, Extent and Quality of Services provided by the Adviser

The trustees noted that, under the Advisory Agreement, the Adviser, subject to the oversight of the trustees, administers each Portfolio's business and other affairs. The Adviser manages the investment of the assets of each Portfolio, including making purchases and sales of portfolio securities consistent with the Portfolios' investment objective and policies. Under the Advisory Agreement, the Adviser also provides each Portfolio with such office space, administrative and other services (exclusive of, and in addition to, any such services provided by any others retained by the Portfolio) and executive and other personnel as are necessary for the Portfolio's operations. The Adviser pays all of the compensation of trustees of the Fund who are affiliated persons of the Adviser and of the officers of the Portfolio.

The trustees also considered that the Advisory Agreement in respect of each Portfolio provides that the Portfolio will reimburse the Adviser for the cost of certain clerical, accounting, administrative and other services provided at the Portfolio's request by employees of the Adviser or its affiliates. Requests for these "at no more than cost" reimbursements are approved by the trustees on a quarterly basis and (to the extent requested and paid) result in a higher rate of total


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 161


compensation from the Portfolios to the Adviser than the fee rates stated in the Portfolio's Advisory Agreement.

The trustees considered the scope and quality of services provided by the Adviser under the Advisory Agreement and noted that the scope of services provided by advisers of funds had expanded over time as a result of regulatory and other developments. The trustees noted, for example, that the Adviser is responsible for maintaining and monitoring its own and, to varying degrees, the Portfolio's compliance programs, and that these compliance programs have recently been refined and enhanced in light of current regulatory requirements. The trustees considered the quality of the in-house investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Portfolios. The quality of administrative and other services, including the Adviser's role in coordinating the activities of the Portfolios' other service providers, also were considered. The trustees also considered the Adviser's response to recent regulatory compliance issues affecting a number of the investment companies in the AllianceBernstein Funds complex. The trustees concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Portfolios under the Advisory Agreement.

Costs of Services Provided and Profitability to the Adviser

The trustees reviewed a schedule of the revenues, expenses and related notes indicating the profitability of each Portfolio to the Adviser for calendar years 2004 and 2005 that had been prepared with an updated expense allocation methodology arrived at in consultation with an independent consultant. The trustees noted that the updated methodology differed in various respects from the methodology used in prior years. The trustees reviewed the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data, and noted the Adviser's representation to them that it believed that the methods of allocation used in preparing the profitability information were reasonable and appropriate and that the Adviser had previously discussed with the trustees that there is no generally accepted allocation methodology for information of this type.

The trustees recognized that it is difficult to make comparisons of profitability from fund advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser's capital structure and cost of capital. In considering profitability information, the trustees considered the effect of fall-out benefits on the Adviser's expenses, as well as the "revenue sharing" arrangements the Adviser has entered into with certain entities that distribute shares of the Portfolios. The trustees focused on the profitability of the Adviser's relationships with the Portfolios before taxes and distribution expenses. The trustees recognized that the Adviser should generally be entitled to earn a


162 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


reasonable level of profits for the services it provides to each Portfolio and, based on their review, concluded that they were satisfied that the Adviser's level of profitability from its relationship with each Portfolio was not excessive.

Fall-Out Benefits

The trustees considered that the Adviser benefits from soft dollar arrangements whereby it receives brokerage and research services from many of the brokers and dealers that execute purchases and sales of securities on behalf of its clients on an agency basis. The trustees noted that since the Portfolios do not engage in brokerage transactions, the Adviser does not receive soft dollar benefits in respect of portfolio transactions of the Portfolios.

The trustees also considered that the Distributor, which is a wholly-owned subsidiary of the Adviser, receives 12b-1 fees from each Portfolio in respect of classes of shares of the Portfolio that are subject to the Fund's 12b-1 plan and retains a portion of such 12b-1 fees, and receives all or a portion of the sales charges on sales or redemptions of certain classes of shares. The trustees also noted that certain affiliates of the Adviser distribute shares of the Portfolios and receive compensation in that connection and that a subsidiary of the Adviser provides transfer agency services to the Portfolios and receives compensation from the Portfolios for such services.

The trustees recognized that the Adviser's profitability would be somewhat lower if the Adviser's affiliates did not receive the benefits described above. The trustees understood that the Adviser also might derive reputational and other benefits from its association with the Portfolios.

Investment Results

In addition to the information reviewed by the trustees in connection with the meeting, the trustees receive detailed comparative performance information for each Portfolio at each regular Board meeting during the year. At the meeting, the trustees reviewed information from a report prepared by Lipper showing performance for Class A shares of each Portfolio as compared to a group of funds in its Lipper category selected by Lipper (the "Performance Group") and as compared to a universe of funds in its Lipper category selected by Lipper (the "Performance Universe"). The trustees also reviewed information prepared by the Adviser showing performance of the Class A Shares of each Portfolio as compared to the Lehman Brothers Municipal Bond Index (the "Index").

Arizona Portfolio

The trustees reviewed information showing performance for Class A shares of the Arizona Portfolio as compared to a Performance Group of 5 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 11 to 10 funds (depending on the year) in its Lipper category selected by Lipper for periods ended June 30, 2006 over the 1-, 3-, 5- and 10-year periods, and as compared to the Index for periods ended June 30, 2006 over the year to date


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 163


("YTD"), 1-, 3-, 5- and 10-year and since inception periods (June 1994 inception). The trustees noted that in the Performance Group and Performance Universe comparisons the Arizona Portfolio was in the 1st quintile in all periods reviewed except in the 1-year period when the Arizona Portfolio was in the 2nd quintile in the Performance Universe comparison. The comparative information showed that the Arizona Portfolio underperformed the Index in the YTD period and outperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Arizona Portfolio's relative performance over time was satisfactory.

Florida Portfolio

The trustees reviewed information showing performance for Class A shares of the Florida Portfolio as compared to a Performance Group of 8 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 16 funds in its Lipper category selected by Lipper for periods ended June 30, 2006 over the 1-, 3-, 5- and 10-year periods, and as compared to the Index for periods ended June 30, 2006 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (June 1993 inception). The trustees noted that in the Performance Group comparison the Florida Portfolio was in the 3rd quintile in the 1- and 3-year periods, 2nd quintile in the 5-year period and 1st quintile in the 10-year period, and in the Performance Universe comparison the Florida Portfolio was in the 2nd quintile in the 1- and 3-year periods and 1st quintile in the 5- and 10-year periods. The comparative information showed that the Florida Portfolio underperformed the Index in the since inception period and outperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Florida Portfolio's relative performance over time was satisfactory.

Massachusetts Portfolio

The trustees reviewed information showing performance for Class A shares of the Massachusetts Portfolio as compared to a Performance Group of 10 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 17 to 16 funds (depending on the year) in its Lipper category selected by Lipper for periods ended June 30, 2006 over the 1-, 3-, 5- and 10-year periods, and as compared to the Index for periods ended June 30, 2006 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (March 1994 inception). The trustees noted that in the Performance Group comparison the Massachusetts Portfolio was in the 2nd quintile in the 1- and 10-year periods, 1st quintile in the 3-year period and 5th quintile in the 5-year period, and in the Performance Universe comparison the Massachusetts Portfolio was in the 1st quintile in the 1-, 3- and 10-year periods and 4th quintile in the 5-year period. The comparative information showed that the Massachusetts Portfolio outperformed the Index in the 1- and 3-year and since inception periods and underperformed the Index in the YTD, 5- and 10-year periods. Based on their review, the trustees concluded that the Massachusetts Portfolio's relative performance over time was satisfactory.


164 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Michigan Portfolio

The trustees reviewed information showing performance for Class A shares of the Michigan Portfolio as compared to a Performance Group of 6 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 11 funds in its Lipper category selected by Lipper for periods ended June 30, 2006 over the 1-, 3-, 5- and 10-year periods, and as compared to the Index for periods ended June 30, 2006 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (February 1994 inception). The trustees noted that in the Performance Group and Performance Universe comparisons the Michigan Portfolio was in the 1st quintile in all periods reviewed. The comparative information showed that the Michigan Portfolio outperformed the Index in all periods reviewed. Based on their review, the trustees concluded that the Michigan Portfolio's relative performance over time was highly satisfactory.

Minnesota Portfolio

The trustees reviewed information showing performance for Class A shares of the Minnesota Portfolio as compared to a Performance Group of 7 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 18 to 17 funds (depending on the year) in its Lipper category selected by Lipper for periods ended June 30, 2006 over the 1-, 3-, 5- and 10-year periods, and as compared to the Index for periods ended June 30, 2006 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (June 1993 inception). The trustees noted that in the Performance Group comparison the Minnesota Portfolio was in the 3rd quintile in the 1- and 5-year periods, 2nd quintile in the 3-year period and 1st quintile in the 10-year period, and in the Performance Universe comparison the Minnesota Portfolio was in the 2nd quintile in the 1-, 3- and 5-year periods and 1st quintile in the 10-year period. The comparative information showed that the Minnesota Portfolio outperformed the Index in the 1- and 3-year periods and underperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Minnesota Portfolio's relative performance over time was satisfactory.

New Jersey Portfolio

The trustees reviewed information showing performance for Class A shares of the New Jersey Portfolio as compared to a Performance Group of 10 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 16 funds in its Lipper category selected by Lipper for periods ended June 30, 2006 over the 1-, 3-, 5- and 10-year periods, and as compared to the Index for periods ended June 30, 2006 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (June 1993 inception). The trustees noted that in the Performance Group and Performance Universe comparisons the New Jersey Portfolio was in the 2nd quintile in the 1-, 3- and 10-year periods and 5th quintile in the 5-year period. The comparative information showed that the New Jersey Portfolio outperformed the Index in the YTD, 1- and 3-year periods and underperformed the Index in the 5- and 10-year and since inception periods.



ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 165


Based on their review, the trustees concluded that the New Jersey Portfolio's relative performance over time was satisfactory.

Ohio Portfolio

The trustees reviewed information showing performance for Class A shares of the Ohio Portfolio as compared to a Performance Group of 9 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 14 to 13 funds (depending on the year) in its Lipper category selected by Lipper for periods ended June 30, 2006 over the 1-, 3-, 5- and 10-year periods, and as compared to the Index for periods ended June 30, 2006 over the year to date, 1-, 3-, 5- and 10-year and since inception periods (June 1993 inception). The trustees noted that in the Performance Group comparison the Ohio Portfolio was in the 2nd quintile in the 1-, 3- and 5-year periods and 1st quintile in the 10-year period, and in the Performance Universe comparison the Ohio Portfolio was in the 1st quintile in the 1-, 3- and 10-year periods and 2nd quintile in the 5-year period. The comparative information showed that the Ohio Portfolio outperformed the Index in the 3-year period and underperformed the Index in all other periods reviewed. Based on their review, the trustees concluded that the Ohio Portfolio's relative performance over time was satisfactory.

Pennsylvania Portfolio

The trustees reviewed information showing performance for Class A shares of the Pennsylvania Portfolio as compared to a Performance Group of 9 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 21 funds in its Lipper category selected by Lipper for periods ended June 30, 2006 over the 1-, 3-, 5- and 10-year periods, and as compared to the Index for periods ended June 30, 2006 over the year to date ("YTD"), 1-, 3-, 5- and 10-year and since inception periods (June 1993 inception). The trustees noted that in the Performance Group comparison the Pennsylvania Portfolio was in the 3rd quintile in the 1-year period, 2nd quintile in the 3- and 5-year periods and 1st quintile in the 10-year period, and in the Performance Universe comparison the Pennsylvania Portfolio was in the 3rd quintile in the 1-year period, 1st quintile in the 3- and 10-year periods and 2nd quintile in the 5-year period. The comparative information showed that the Pennsylvania Portfolio outperformed the Index in the YTD, 1- and 3-year periods and underperformed the Index in the 5- and 10-year and since inception periods. Based on their review, the trustees concluded that the Pennsylvania Portfolio's relative performance over time was satisfactory.

Virginia Portfolio

The trustees reviewed information showing performance for Class A shares of the Virginia Portfolio as compared to a Performance Group of 6 funds in its Lipper category selected by Lipper and as compared to a Performance Universe of 10 to 9 funds (depending on the year) in its Lipper category selected by Lipper for periods ended June 30, 2006 over the 1-, 3-, 5- and 10-year periods, and as compared to the Index for periods ended June 30, 2006 over the year to


166 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


date, 1-, 3-, 5- and 10-year and since inception periods (April 1994 inception). The trustees noted that in the Performance Group and Performance Universe comparisons the Virginia Portfolio was in the 1st quintile in all periods reviewed except in the 1-year period when the Virginia Portfolio was in the 2nd quintile in the Performance Group comparison. The comparative information showed that the Virginia Portfolio outperformed the Index in all periods reviewed. Based on their review, the trustees concluded that the Virginia Portfolio's relative performance over time was highly satisfactory.

Advisory Fees and Other Expenses

The trustees considered the advisory fee rate paid by each Portfolio to the Adviser and information prepared by Lipper concerning fee rates paid by other funds in the same Lipper category as the Portfolio at a common asset level. The trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

The Adviser informed the trustees that there are no institutional products managed by it which have a substantially similar investment style as the Portfolios. The trustees reviewed information in the Adviser's Form ADV and noted that it charged institutional clients lower fees for advising comparably sized accounts using strategies that differ from those of the Portfolios but which involve investments in securities of the same type that the Portfolios invest in (i.e., fixed income municipal securities).

The Adviser reviewed with the trustees the significant differences in the scope of services it provides to institutional clients and to the Portfolios. For example, the Advisory Agreement requires the Adviser to provide, in addition to investment advice, office facilities and officers (including officers to provide required certifications). The Adviser also coordinates the provision of services to the Portfolios by non-affiliated service providers and is responsible for the compensation of the Fund's Independent Compliance Officer and certain related expenses. The provision of these non-advisory services involves costs and exposure to liability. The Adviser explained that many of these services normally are not provided to non-investment company clients, and that fees charged to the Portfolios reflect the costs and risks of the additional obligations. The Adviser also noted that since the Portfolios are constantly issuing and redeeming their shares, they are more difficult to manage than an institutional account, where the assets are relatively stable. In light of these facts, the trustees did not place significant weight on these fee comparisons.

The trustees also considered the total expense ratio of the Class A shares of each Portfolio in comparison to the fees and expenses of funds within two comparison groups of funds in the same Lipper category created by Lipper: an Expense Group and an Expense Universe. Lipper described an Expense Group as a representative sample of comparable funds and an Expense Universe as a broader


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 167


group, consisting of all funds in the Portfolio's investment classification/objective with a similar load type as the Portfolio. The trustees noted that because of the small number of funds in each Portfolio's Lipper category (except the New Jersey Portfolio), at the request of the Adviser and the Fund's Senior Officer, Lipper had expanded the Expense Group to include peers that had a similar (but not the same) Lipper investment objective/ classification. The Expense Universe for each such Portfolio had also been expanded by Lipper pursuant to Lipper's standard guidelines and not at the request of the Adviser or the Fund's Senior Officer. The Class A expense ratio of each Portfolio was based on the Portfolio's latest fiscal year expense ratio. The trustees recognized that the expense ratio information for each Portfolio potentially reflected on the Adviser's provision of services, as the Adviser is responsible for coordinating services provided to each Portfolio by others. The trustees noted that it was likely that the expense ratios of some funds in each Portfolio's Lipper category also were lowered by waivers or reimbursements by those funds' investment advisers, which in some cases were voluntary and perhaps temporary.

Arizona Portfolio

The information reviewed by the trustees showed that the Arizona Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Arizona Portfolio pursuant to the Advisory Agreement was 4 basis points, and that the total compensation of 49 basis points received by the Adviser from the Arizona Portfolio pursuant to the Advisory Agreement was somewhat lower than the Expense Group median. The trustees also noted that the Arizona Portfolio's total expense ratio, which had been capped by the Adviser, was slightly lower than the Expense Group median and somewhat lower than the Expense Universe median. The trustees concluded that the Arizona Portfolio's expense ratio was satisfactory.

Florida Portfolio

The information reviewed by the trustees showed that the Florida Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Florida Portfolio pursuant to the Advisory Agreement was 3 basis points. The trustees also noted that the Florida Portfolio's total expense ratio, which had been capped by the Adviser, was somewhat lower than the Expense Group median and materially lower than the Expense Universe median. The trustees concluded that the Florida Portfolio's expense ratio was satisfactory.

Massachusetts Portfolio

The information reviewed by the trustees showed that the Massachusetts Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted


168 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


that the latest fiscal year administrative expense reimbursement by the Massachusetts Portfolio pursuant to the Advisory Agreement was 5 basis points, and that the total compensation of 50 basis points received by the Adviser from the Massachusetts Portfolio pursuant to the Advisory Agreement was the same as the Expense Group median. The trustees also noted that the Massachusetts Portfolio's total expense ratio, which had been capped by the Adviser, was somewhat lower than the Expense Group and Expense Universe medians. The trustees concluded that the Massachusetts Portfolio's expense ratio was satisfactory.

Michigan Portfolio

The information reviewed by the trustees showed that the Michigan Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that in the Michigan Portfolio's latest fiscal year, the administrative expense reimbursement of 5 basis points had been waived by the Adviser. The trustees also noted that the Michigan Portfolio's total expense ratio, which had been capped by the Adviser (although the expense ratio was currently slightly lower than the cap), was materially higher than the Expense Group and Expense Universe medians. The trustees further noted that the Adviser had recently reviewed with them steps being taken that are intended to reduce expenses of the AllianceBernstein Funds. They concluded that the Michigan Portfolio's expense ratio was acceptable.

Minnesota Portfolio

The information reviewed by the trustees showed that the Minnesota Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that in the Minnesota Portfolio's latest fiscal year, the administrative expense reimbursement of 7 basis points had been waived by the Adviser. The trustees also noted that the Minnesota Portfolio's total expense ratio, which had been capped by the Adviser, was the same as the Expense Group median and slightly higher than the Expense Universe median. The trustees concluded that the Minnesota Portfolio's expense ratio was satisfactory.

New Jersey Portfolio

The information reviewed by the trustees showed that the New Jersey Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the New Jersey Portfolio pursuant to the Advisory Agreement was 4 basis points, and that the total compensation of 49 basis points received by the Adviser from the New Jersey Portfolio pursuant to the Advisory Agreement was slightly lower than the Expense Group median. The trustees also noted that the New Jersey Portfolio's total expense ratio, which had been capped by the Adviser, was the same as the Expense Group and Expense Universe medians. The trustees concluded that the New Jersey Portfolio's expense ratio was satisfactory.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 169


Ohio Portfolio

The information reviewed by the trustees showed that the Ohio Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Ohio Portfolio pursuant to the Advisory Agreement was 4 basis points. The trustees also noted that the Ohio Portfolio's total expense ratio, which had been capped by the Adviser, was slightly lower than the Expense Group and Expense Universe medians. The trustees concluded that the Ohio Portfolio's expense ratio was satisfactory.

Pennsylvania Portfolio

The information reviewed by the trustees showed that the Pennsylvania Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that the latest fiscal year administrative expense reimbursement by the Pennsylvania Portfolio pursuant to the Advisory Agreement was 5 basis points, and that the total compensation of 50 basis points received by the Adviser from the Pennsylvania Portfolio pursuant to the Advisory Agreement was somewhat lower than the Expense Group median. The trustees also noted that the Pennsylvania Portfolio's total expense ratio, which had been capped by the Adviser, was somewhat lower than the Expense Group and Expense Universe medians. The trustees concluded that the Pennsylvania Portfolio's expense ratio was satisfactory.

Virginia Portfolio

The information reviewed by the trustees showed that the Virginia Portfolio's at approximate current size contractual effective fee rate of 45 basis points was materially lower than the Expense Group median. The trustees noted that in the Virginia Portfolio's latest fiscal year, the administrative expense reimbursement of 4 basis points had been waived by the Adviser. The trustees also noted that the Virginia Portfolio's total expense ratio, which had been capped by the Adviser, was materially lower than the Expense Group and Expense Universe medians. The trustees concluded that the Virginia Portfolio's expense ratio was satisfactory.

Economies of Scale

The trustees noted that the advisory fee schedule for each Portfolio contains breakpoints so that, if assets were to increase over the breakpoint levels, the fee rates would be reduced on the incremental assets. The trustees also considered a presentation by an independent consultant discussing economies of scale issues in the mutual fund industry. The trustees believe that economies of scale are realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The trustees noted that there is no uniform methodology for establishing breakpoints that give effect to fund-specific services provided by the Adviser and to the economies of scale that the Adviser may


170 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


realize in its overall mutual fund business or those components of it which directly or indirectly affect a Portfolio's operations. The trustees observed that in the mutual fund industry as a whole, as well as among funds similar to the Portfolios, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. Depending on the age and size of a particular fund and its adviser's cost structure, different conclusions can be drawn as to whether there are economies of scale to be realized at any particular level of assets, notwithstanding the intuitive conclusion that such economies exist, or will be realized at some level of total assets. Moreover, because different advisers have different cost structures and service models, it is difficult to draw meaningful conclusions from the comparison of a fund's advisory fee breakpoints with those of comparable funds. The trustees also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the trustees concluded that each Portfolio's breakpoint arrangements would result in a sharing of economies of scale in the event of a very significant increase in the Portfolio's net assets.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 171


THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS.

SUMMARY OF SENIOR OFFICER'S EVALUATION OF
INVESTMENT ADVISORY AGREEMENT(1)

The following is a summary of the evaluation of the Investment Advisory Agreement between AllianceBernstein L.P. (the "Adviser") and AllianceBernstein Municipal Income Fund II (the "Trust") in respect of the following Portfolios:(2)

- Arizona Portfolio
- Florida Portfolio
- Massachusetts Portfolio
- Michigan Portfolio
- Minnesota Portfolio
- New Jersey Portfolio
- Ohio Portfolio
- Pennsylvania Portfolio
- Virginia Portfolio

This is a summary prepared by Philip L. Kirstein, the Senior Officer of the Trust, for the Trustees of the Trust, as required by an August 2004 agreement between the Adviser and the New York State Attorney General ("the NYAG"). The Senior Officer's evaluation of the Investment Advisory Agreement is not meant to diminish the responsibility or authority of the Trustees of the Trust to perform its duties pursuant to Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees proposed to be paid by the Portfolios, which was provided to the Trustees in connection with their review of the proposed approval of the continuance of the Investment Advisory Agreement. The Senior Officer's evaluation considered the following factors:

1. Advisory fees charged to institutional and other clients of the Adviser for like services;

2.  Advisory fees charged by other mutual fund companies for like services;

3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreements, excluding any intra-corporate profit;


(1) It should be noted that the information in the fee summary was completed on October 23, 2006 and presented to the Board of Directors on October 31-November 2, 2006.

(2) Future references to the Portfolios do not include "AllianceBernstein." References in the fee summary pertaining to performance and expense ratios refer to the Class A shares of the Portfolios.


172 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


4. Profit margins of the Adviser and its affiliates from supplying such services;

5.  Possible economies of scale as the Portfolios grow larger; and

6. Nature and quality of the Adviser's services including the performance of the Portfolios.

PORTFOLIO ADVISORY FEES, EXPENSE REIMBURSEMENTS, CAPS & RATIOS

The Adviser proposed that the Portfolios pay the advisory fee set forth in the table below for receiving the services to be provided pursuant to the Investment Advisory Agreement. The fee schedule below, implemented in January 2004 in consideration of the Adviser's settlement with the NYAG in December
2003 is based on a master schedule that contemplates eight categories of funds with almost all funds in each category having the same advisory fee schedule.(3)

Category                   Advisory Fee(4)                    Trust
-------------------------------------------------------------------------------
Low Risk Income        45 bp on 1st $2.5 billion      Municipal Income Fund II
                       40 bp on next $2.5 billion
                       35 bp on the balance

The Portfolios' net assets on September 30, 2006 are set forth below:

Portfolio                    Net Assets ($MM)
----------------------------------------------------
Arizona Portfolio                $216.3
Florida Portfolio                $215.8
Massachusetts Portfolio          $142.4
Michigan Portfolio               $137.1
Minnesota Portfolio               $97.3
New Jersey Portfolio             $160.3
Ohio Portfolio                   $173.7
Pennsylvania Portfolio           $148.9
Virginia Portfolio               $180.9

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative, and other services. Indicated below are the reimbursement amounts, which the Adviser received from the


(3) Most of the AllianceBernstein Mutual Funds, which the Adviser manages, were affected by the Adviser's settlement with the NYAG.

(4) The management fees for each Portfolio are based on the percentage of each Portfolio's average daily net assets, not a combination of any of the Portfolios.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 173


Portfolios during their most recently completed fiscal year; expressed in dollars and as a percentage of average daily net assets:

                                                      As a % of Average
Portfolio                             Amount           Daily Net Assets
-------------------------------------------------------------------------------
Arizona Portfolio                    $ 72,500                0.04%
Florida Portfolio                    $ 72,500                0.03%
Massachusetts Portfolio              $ 72,500                0.05%
Michigan Portfolio(5)                $ 72,500                0.05%
Minnesota Portfolio(5)               $ 72,500                0.07%
New Jersey Portfolio                 $ 72,500                0.04%
Ohio Portfolio                       $ 72,500                0.04%
Pennsylvania Portfolio               $ 72,500                0.05%
Virginia Portfolio(6)                $ 72,500                0.04%

The Adviser has agreed to waive that portion of its advisory fees and/or reimburse certain of the Portfolios for that portion of the Portfolios' total operating expenses to the degree necessary to limit each Portfolio's expense ratios to the amounts set forth below for each Portfolio's current fiscal year. The waiver agreement is terminable by the Adviser at the end of the Portfolios' fiscal year upon at least 60 days written notice. In addition, set forth below are the gross expense ratios of the Portfolios as of the Portfolios' most recent semi-annual period:

                               Expense Cap          Gross
                           Pursuant to Expense     Expense
Fund                     Limitation Undertaking    Ratio(7)    Fiscal Year End
-------------------------------------------------------------------------------
Arizona Portfolio           Class A     0.78%       0.95%       September 30
                            Class B     1.48%       1.66%
                            Class C     1.48%       1.66%

Florida Portfolio           Class A     0.78%       0.92%       September 30
                            Class B     1.48%       1.63%
                            Class C     1.48%       1.62%

Massachusetts Portfolio     Class A     0.82%       1.03%       September 30
                            Class B     1.52%       1.74%
                            Class C     1.52%       1.73%

Michigan Portfolio          Class A     1.01%       1.03%       September 30
                            Class B     1.71%       1.74%
                            Class C     1.71%       1.73%

Minnesota Portfolio         Class A     0.90%       1.09%       September 30
                            Class B     1.60%       1.80%
                            Class C     1.60%       1.80%

New Jersey Portfolio        Class A     0.87%       1.03%       September 30
                            Class B     1.57%       1.74%
                            Class C     1.57%       1.73%

Ohio Portfolio              Class A     0.85%       0.99%       September 30
                            Class B     1.55%       1.70%
                            Class C     1.55%       1.69%


(5)  The Adviser waived the amount in its entirety.

(6)  See footnote 5.

(7)  Annualized.


174 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Pennsylvania Portfolio      Class A     0.95%       1.01%       September 30
                            Class B     1.65%       1.71%
                            Class C     1.65%       1.71%

Virginia Portfolio          Class A     0.72%       0.98%       September 30
                            Class B     1.42%       1.69%
                            Class C     1.42%       1.68%


I. ADVISORY FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS

The advisory fees charged to investment companies which the Adviser manages and sponsors are normally higher than those charged to similar sized institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients, and different liabilities assumed. Services provided by the Adviser to the Portfolios that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers, who among other responsibilities make the certifications required under the Sarbanes-Oxley Act of 2002, and coordinating with and monitoring the Portfolios' third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative, legal and compliance requirements for the Portfolios are more costly than those for institutional assets due to the greater complexities and time required for investment companies, although as previously noted, a portion of these expenses are reimbursed by the Portfolios to the Adviser. Also, retail mutual funds managed by the Adviser are widely held. Servicing the Portfolios' investors is more time consuming and labor intensive compared to institutional clients since the Adviser needs to communicate with a more extensive network of financial intermediaries and shareholders. In addition, managing the cash flow of an investment company may be more difficult than that of a stable pool of assets, such as an institutional account with little cash movement in either direction, particularly, if a fund is in net redemption and the Adviser is frequently forced to sell securities to raise cash for redemptions. However, managing a fund with positive cash flow may be easier at times than managing a stable pool of assets. Finally, in recent years, investment advisers have been sued by institutional clients and have suffered reputational damage both by the attendant publicity and outcomes other than complete victories. Accordingly, the legal and reputational risks associated with institutional accounts are greater than previously thought, although still not equal to those related to the mutual fund industry.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, it is worth considering information regarding the advisory fees charged to institutional accounts with substantially similar investment styles as the Portfolios. However, with respect to the Portfolios, the Adviser represented that there is no institutional product in the Form ADV that has a substantially similar investment style as the Portfolios. It should be noted that the Adviser has represented that it does not manage any separately managed accounts


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 175


that have similar investment guidelines as any of the Portfolios. The Adviser does manage separately managed accounts that invest principally in municipal securities but those mandates have a substantially lower risk profile (credit and interest rate risk) than the Portfolios.

The Adviser represented that it does not sub-advise any registered investment companies of other fund families with a substantially similar investment style as any of the Portfolios.(8)

II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUNDS COMPANIES FOR LIKE SERVICES.

Lipper, Inc. ("Lipper"), an analytical service that is not affiliated with the Adviser, compared the fees charged to the Portfolios with fees charged to other investment companies for similar services by other investment advisers. Lipper's analysis included each Portfolio's ranking with respect to the proposed advisory fee relative to the median of each Portfolio's Lipper Expense Group ("EG")(9) at the approximate current asset level of the subject Portfolio.(10)

Lipper describes an EG as a representative sample of comparable funds. Lipper's standard methodology for screening funds to be included in an EG entails the consideration of several fund criteria, including fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An EG will typically consist of seven to twenty funds. However, because certain of the Portfolios had original EGs with an insufficient number of peers, at the request of the Adviser and the Senior Officer, Lipper expanded each of the Portfolios' EGs to include peers that had a similar (but not the same) Lipper investment classification/ objective. However, because Lipper had expanded the EGs of those Portfolios, under Lipper's standard guidelines, each of the Portfolios' Lipper Expense Universe ("EU") were also expanded to include the universes of those peers that had a similar (but not the same) Lipper investment classification/objective.(11) A


(8) The Adviser manages certain portfolios of Sanford C. Bernstein Fund, Inc. which invests principally in municipal securities but they are of different states.

(9) It should be noted that Lipper does not consider average account size when constructing EGs. Portfolios with relatively small average account sizes tend to have a higher transfer agent expense ratio than comparable sized funds that have relatively large average account sizes. Note that there are limitations on Lipper expense category data because different funds categorize expense differently.

(10) The contractual management fee is calculated by Lipper using each Portfolio's contractual management fee rate at a hypothetical asset level. The hypothetical asset level is based on the combined net assets of all classes of the Portfolio, rounded up to the next $25 million. Lipper's total expense ratio information is based on the most recent annual report except as otherwise noted. A ranking of "1" means that the Portfolio has the lowest effective fee rate in the Lipper peer group.

(11) The expansion of the Portfolios' EUs was not requested by the Adviser or the Senior Officer. They requested that only the EGs be expanded.


176 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


"normal" EU will include funds that have the same investment classification/objective and load type as the subject Portfolio.(12)

                                  Contractual        Lipper
                                   Management     Expense Group
Portfolio                           Fee(13)          Median          Rank
-------------------------------------------------------------------------------
Arizona Portfolio(14)                0.450            0.520          3/11
Florida Portfolio(15)                0.450            0.547          3/12
Massachusetts Portfolio(16)          0.450            0.500          3/15
Michigan Portfolio(17)               0.450            0.550          2/13
Minnesota Portfolio(18)              0.450            0.525          2/14
New Jersey Portfolio                 0.450            0.510          2/10
Ohio Portfolio(19)                   0.450            0.550          2/13
Pennsylvania Portfolio(20)           0.450            0.549          2/12
Virginia Portfolio(21)               0.450            0.510          4/12

Set forth below is a comparison of the Portfolios' total expense ratios and the medians of the Portfolios' EGs and EUs. The Portfolios' total expense ratio rankings are also shown.


(12) Except for asset (size) comparability, Lipper uses the same criteria for selecting a Lipper Expense Group when selecting a Lipper Expense Universe. Unlike the Lipper Expense Group, the Lipper Expense Universe allows for the same adviser to be represented by more than just one fund.

(13) The contractual management fees for the Portfolios do not reflect any expense reimbursements made by the Portfolios to the Adviser for certain clerical, legal, accounting, administrative, and other services. In addition, the contractual management fees do not reflect any management waivers for expense caps that effectively reduce the contractual management fee.

(14) The Portfolio's EG includes the Portfolio, four other Arizona Municipal Debt funds, one Virginia Municipal Debt fund, one Georgia Municipal Debt fund, one Louisiana Municipal Debt Fund, one Minnesota Municipal Debt fund, one Hawaii Municipal Debt fund and one Connecticut Municipal Debt fund.

(15) The Portfolio's EG includes the Portfolio, seven other Florida Municipal Debt funds, two Minnesota Municipal Debt funds, one Massachusetts Municipal Debt fund and one Ohio Municipal Debt fund.

(16) The Portfolio's EG includes the Portfolio, nine other Massachusetts Municipal Debt funds, two Florida Municipal Debt funds, one Minnesota Debt fund, one Ohio Municipal Debt fund and one Pennsylvania Municipal Debt fund.

(17) The Portfolio's EG includes the Portfolio, five other Michigan Municipal Debt funds, two Ohio Municipal Debt funds, two Florida Municipal Debt funds, one Minnesota Municipal Debt fund, one Massachusetts Municipal Debt fund and one Pennsylvania Municipal Debt fund.

(18) The Portfolio's EG includes the Portfolio, six other Minnesota Municipal Debt funds, three Massachusetts Municipal Debt funds, two Pennsylvania Municipal Debt funds and two Ohio Municipal Debt funds.

(19) The Portfolio's EG includes the Portfolio, eight other Ohio Municipal Debt funds, one Florida Municipal Debt fund, one Pennsylvania Municipal Debt fund, one Minnesota Municipal Debt fund and one Massachusetts Municipal Debt fund.

(20) The Portfolio's EG includes the Portfolio, eight other Pennsylvania Municipal Debt funds, two Florida Municipal Debt funds and one Ohio Municipal Debt fund.

(21) The Portfolio's EG includes the Portfolio, five other Virginia Municipal Debt funds, two Minnesota Municipal Debt funds, one Connecticut Municipal Debt fund, one Wisconsin Municipal Debt fund, one Missouri Municipal Debt fund and one Hawaii Municipal Debt fund.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 177


                             Expense  Lipper Exp.  Lipper  Lipper Exp.  Lipper
                              Ratio     Group      Group    Universe   Universe
Portfolio                    (%)(22)   Median(%)   Rank     Median(%)    Rank
-------------------------------------------------------------------------------
Arizona Portfolio(23)         0.780     0.800      5/11      0.837       24/64
Florida Portfolio(24)         0.780     0.852      2/12      0.869       14/61
Massachusetts Portfolio(25)   0.820     0.888      3/15      0.876       26/81
Michigan Portfolio(26)        0.999     0.897     11/13      0.871     115/127
Minnesota Portfolio(27)       0.900     0.897      8/14      0.878       42/66
New Jersey Portfolio          0.870     0.871      5/10      0.870        8/15
Ohio Portfolio(28)            0.850     0.871      5/13      0.876       32/81
Pennsylvania Portfolio(29)    0.950     0.885      9/12      0.869       36/48
Virginia Portfolio(30)        0.720     0.841      3/12      0.850       15/72

Based on this analysis, except for Florida Portfolio and Virginia Portfolio, which have a more favorable ranking on a total expense ratio basis than on a management fee basis and Massachusetts Portfolio, which has equally favorable rankings, the Portfolios have a more favorable ranking on a management fee basis than they do on a total expense ratio basis.


(22)  Most recently completed fiscal year Class A share total expense ratio.

(23) The Portfolio's EU includes all other retail front-end load Arizona Municipal Debt funds, Virginia Municipal Debt funds, Georgia Municipal Debt funds, Louisiana Municipal Debt funds, Minnesota Municipal Debt funds, Hawaii Municipal Debt funds and Connecticut Municipal Debt funds, excluding outliers.

(24) The Portfolio's EU includes all other retail front-end load Florida Municipal Debt funds, Minnesota Municipal Debt funds, Massachusetts Municipal Debt funds and Ohio Municipal Debt funds, excluding outliers.

(25) The Portfolio's EU includes all other retail front-end load Massachusetts Municipal Debt funds, Florida Municipal Debt funds, Minnesota Municipal Debt funds, Ohio Municipal Debt funds and Pennsylvania Municipal Debt funds, excluding outliers.

(26) The Portfolio's EU includes all other retail front-end load Michigan Municipal Debt funds, Ohio Municipal Debt funds, Florida Municipal Debt funds, Minnesota Municipal Debt funds, Massachusetts Municipal Debt funds and Pennsylvania Municipal Debt funds, excluding outliers.

(27) The Portfolio's EU includes all other retail front-end load Minnesota Municipal Debt funds, Massachusetts Municipal Debt funds, Pennsylvania Municipal Debt funds and Ohio Municipal Debt funds, excluding outliers.

(28) The Portfolio's EU includes all other retail front-end load Ohio Municipal Debt funds, Florida Municipal Debt funds, Pennsylvania Municipal Debt funds, Minnesota Municipal Debt funds and Massachusetts Municipal Debt funds, excluding outliers.

(29) The Portfolio's EU includes all other retail front-end load Pennsylvania Municipal Debt funds, Florida Municipal Debt funds, and Ohio Municipal Debt funds, excluding outliers.

(30) The Portfolio's EU includes all other retail front-end load Virginia Municipal Debt funds, Minnesota Municipal Debt funds, Connecticut Municipal Debt funds, Wisconsin Municipal Debt funds, Missouri Municipal Debt funds and Hawaii Municipal Debt funds, excluding outliers.


178 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY FEE ARRANGEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

A consultant was retained by the Senior Officer to work with the Adviser's personnel to align the Adviser's two profitability reporting systems. The alignment, which now has been completed, allows the Adviser's management and the Trustees to receive consistent presentations of the financial results and profitability although the two profitability reporting systems operate independently. See Section IV for additional discussion.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
SERVICES.

The Adviser's profitability information for the Portfolios prepared by the Adviser for the Trustees of the Trust was reviewed by the Senior Officer and the consultant. The Adviser's profitability from providing investment advisory services to the Portfolios increased during the calendar year 2005, relative to 2004.

In addition to the Adviser's direct profits from managing the Portfolios, certain of the Adviser's affiliates have business relationships with the Portfolios and may earn a profit from providing other services to the Portfolios. The courts have referred to this type of business opportunity as "fall-out benefits" to the Adviser and indicated that they should be factored into the evaluation of the total relationship between the Portfolios and the Adviser. Neither case law nor common business practice precludes the Adviser's affiliates from earning a reasonable profit on this type of relationship. These affiliates provide transfer agent and distribution services to the Portfolios and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads and contingent deferred sales charges ("CDSC").

AllianceBernstein Investments, Inc. ("ABI"), an affiliate of the Adviser, is the Portfolios' principal underwriter. ABI and the Adviser have disclosed in the Portfolios' prospectus that they may make revenue sharing payments from their own resources, in addition to resources derived from sales loads and Rule 12b-1 fees, to firms that sell shares of the Portfolios. In 2005, ABI paid approximately 0.042% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $18.0 million for distribution services and educational support (revenue sharing payments). For 2006, it is anticipated, ABI will pay approximately 0.04% of the average monthly assets of the AllianceBernstein Mutual Funds or approximately $17.5 million.(31)


(31) ABI currently inserts the "Advance" in quarterly account statements and pays the incremental costs associated with the mailing. The incremental cost is less than what an "independent mailing" would cost.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 179


ABI retained the following amounts for Class A front-end load sales charges from sales of the Portfolios' Class A shares during the Portfolios' most recently completed fiscal year:

Portfolio                                                   Amount Received
-------------------------------------------------------------------------------
Arizona Portfolio                                               $  38,075
Florida Portfolio                                               $  33,138
Massachusetts Portfolio                                         $   9,833
Michigan Portfolio                                              $  15,465
Minnesota Portfolio                                             $   9,447
New Jersey Portfolio                                            $   5,870
Ohio Portfolio                                                  $  18,079
Pennsylvania Portfolio                                          $   8,837
Virginia Portfolio                                              $  21,636

ABI received the following Rule 12b-1 fees and CDSC for the Portfolios during the Portfolios' most recently completed fiscal year:

Portfolio                               12b-1 Fee Received     CDSC Received
-------------------------------------------------------------------------------
Arizona Portfolio                           $ 1,227,750         $  47,987
Florida Portfolio                           $ 1,402,560         $  58,320
Massachusetts Portfolio                     $ 1,061,013         $  31,534
Michigan Portfolio                          $ 1,038,592         $  57,631
Minnesota Portfolio                         $   525,174         $   8,148
New Jersey Portfolio                        $ 1,296,061         $  54,382
Ohio Portfolio                              $ 1,366,284         $  74,003
Pennsylvania Portfolio                      $ 1,071,744         $  21,119
Virginia Portfolio                          $ 1,079,158         $  27,314

Fees and reimbursements for out of pocket expenses charged by AllianceBernstein Investor Services, Inc. ("ABIS"), the affiliated transfer agent for the Portfolios, are charged on a per account basis, based on the level of service provided and the class of share held by the account. ABIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. ABIS' after-tax profitability increased in 2005 in comparison to 2004. Set forth below are the net fees which ABIS retained from the Portfolios during the Portfolios' most recently completed fiscal year:(32)

Portfolio                                      ABIS Fee      Expense Offset
-------------------------------------------------------------------------------
Arizona Portfolio                              $ 35,339           $ 470
Florida Portfolio                              $ 35,969           $ 451
Massachusetts Portfolio                        $ 37,112           $ 543
Michigan Portfolio                             $ 47,767           $ 544
Minnesota Portfolio                            $ 31,415           $ 325
New Jersey Portfolio                           $ 61,832           $ 620
Ohio Portfolio                                 $ 51,028           $ 652
Pennsylvania Portfolio                         $ 54,671           $ 524
Virginia Portfolio                             $ 37,609           $ 414


(32) The fees disclosed are net of any expense offsets with ABIS. An expense offset is created by the interest earned on the positive cash balance that occur within the transfer agent account as there is a one day lag with regards to money movement from the shareholder's account to the transfer agent's account and then from the transfer agent's account to the Portfolio's account.


180 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedule in the Investment Advisory Agreement reflect a sharing of economies of scale to the extent the breakpoints are reached. Based on some of the professional literature that has considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant, retained by the Senior Officer, made a presentation to the Board of Trustees regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to lack of cost data, researchers had to infer facts about the costs from the behavior of fund expenses; there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. In the meantime, it is clear that to the extent a fund's assets exceed the initial breakpoint its shareholders benefit from a lower fee rate.

VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES INCLUDING THE PERFORMANCE OF THE PORTFOLIOS.

With assets under management of $659 billion as of September 30, 2006, the Adviser has the investment experience to manage and provide non-investment services (described in Section I) to the Portfolios.

The information in the table below shows the 1, 3, 5 and 10 year performance returns and rankings of the Portfolios(33) relative to their Lipper Performance Group ("PG") and Lipper Performance Universe ("PU")(34) for the periods ended June 30, 2006.(35)


(33) The performance returns and rankings are for the Class A shares of the Portfolios. It should be noted that the performance returns of the Portfolios that is shown was provided by the Adviser. Lipper maintains its own database that includes the Portfolios' performance returns. However, differences in the distribution price (ex-date versus payable date) and rounding differences may cause the Adviser's own performance returns of the Portfolios to be one or two basis points different from Lipper. To maintain consistency in this evaluation, the performance returns of the Portfolios, as reported by the Adviser, are provided instead of Lipper.

(34) A Portfolio's PG and PU may not necessarily be identical to its respective EG and EU. Funds with negative management fees are excluded from EGs and EUs but not necessarily from PGs and PUs. In addition, PGs and PUs only include funds of the same Lipper investment classification/objective as the Portfolios, in contrast to certain of the Portfolios' EGs and EUs, which may include funds of similar but not the same investment classification/objective.

(35) Note that the current Lipper investment classification/objective dictates the PG and PU throughout the life of each Portfolio even if a Portfolio may have had a different investment classification/objective at different points in time.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 181


                          Portfolio      PG         PU         PG         PU
Arizona Portfolio           Return     Median     Median      Rank       Rank
-------------------------------------------------------------------------------
  1 year                     0.96       0.53       0.53        1/5       3/11
  3 year                     4.46       2.80       2.80        1/5       1/11
  5 year                     5.10       4.54       4.54        1/5       2/11
  10 year                    6.03       4.92       4.99        1/5       1/10

                          Portfolio      PG         PU         PG         PU
Florida Portfolio           Return     Median     Median      Rank       Rank
-------------------------------------------------------------------------------
  1 year                     1.68       1.43       1.10        4/8       4/16
  3 year                     4.00       3.98       3.05        4/8       4/16
  5 year                     5.20       4.75       4.43        3/8       3/16
  10 year                    5.80       5.25       5.12        1/8       1/16

Massachusetts             Portfolio      PG         PU         PG         PU
Portfolio                   Return     Median     Median      Rank       Rank
-------------------------------------------------------------------------------
  1 year                     1.00       0.59       0.54       3/10       3/17
  3 year                     3.66       3.16       2.89       2/10       2/17
  5 year                     4.36       4.81       4.64       9/10      13/17
  10 year                    5.60       5.33       5.19       3/10       3/16

                          Portfolio      PG         PU         PG         PU
Michigan Portfolio          Return     Median     Median      Rank       Rank
-------------------------------------------------------------------------------
  1 year                     1.14       0.59       0.47        1/6       2/11
  3 year                     3.77       2.61       2.57        1/6       1/11
  5 year                     5.20       4.25       4.34        1/6       1/11
  10 year                    6.25       5.03       5.09        1/6       1/11

                          Portfolio     PG         PU          PG         PU
Minnesota Portfolio         Return    Median     Median       Rank       Rank
-------------------------------------------------------------------------------
  1 year                     0.97       0.88       0.75        3/7       6/18
  3 year                     3.29       2.93       2.88        2/7       5/18
  5 year                     4.74       4.64       4.58        3/7       6/17
  10 year                    5.60       5.12       5.11        1/7       2/17

                          Portfolio      PG         PU         PG         PU
New Jersey Portfolio        Return     Median     Median      Rank       Rank
-------------------------------------------------------------------------------
  1 year                     1.23       0.75       0.75       4/10       5/16
  3 year                     3.48       3.08       2.79       4/10       6/16
  5 year                     3.68       4.17       4.17      10/10      16/16
  10 year                    5.18       5.04       5.04       3/10       5/16

                          Portfolio     PG         PU          PG         PU
Ohio Portfolio              Return    Median     Median       Rank       Rank
-------------------------------------------------------------------------------
  1 year                     0.77       0.34       0.22        2/9       2/14
  3 year                     3.50       2.55       2.42        2/9       2/14
  5 year                     4.51       4.27       4.27        3/9       4/13
  10 year                    5.52       4.91       4.91        1/9       1/13


182 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


Pennsylvania              Portfolio      PG         PU         PG         PU
Portfolio                  Return      Median     Median      Rank       Rank
-------------------------------------------------------------------------------
  1 year                     0.92       0.48       0.44        4/9       9/21
  3 year                     3.62       3.25       3.06        2/9       3/21
  5 year                     4.97       4.66       4.66        3/9       7/21
  10 year                    5.71       5.19       5.12        1/9       3/21

                          Portfolio      PG         PU         PG         PU
Virginia Portfolio         Return      Median     Median      Rank       Rank
-------------------------------------------------------------------------------
  1 year                     1.80       0.65       0.51        2/6       2/10
  3 year                     4.09       3.39       3.02        1/6        1/9
  5 year                     5.15       4.72       4.64        1/6        1/9
  10 year                    5.95       5.15       5.15        1/6        1/9

Set forth below are the 1, 3, 5, 10 year and since inception performance returns of the Portfolios (in bold) versus their benchmarks.(36) Note that each Portfolio's benchmark is the Lehman Brothers Municipal Bond Index.(37)

                                       Periods Ending June 30, 2006
                                          Annualized Performance
-------------------------------------------------------------------------------
                                 1         3         5         10      Since
Portfolio                      Year      Year      Year       Year   Inception
-------------------------------------------------------------------------------
Arizona Portfolio              0.96      4.46      5.10       6.03      6.16
Lehman Brothers Municipal
Bond Index                     0.89      3.23      5.05       5.79      6.11

Florida Portfolio              1.68      4.00      5.20       5.80      5.53
Lehman Brothers Municipal
Bond Index                     0.89      3.23      5.05       5.79      5.64

Massachusetts Portfolio        1.00      3.66      4.36       5.60      6.32
Lehman Brothers Municipal
Bond Index                     0.89      3.23      5.05       5.79      6.08

Michigan Portfolio             1.14      3.77      5.20       6.25      6.21
Lehman Brothers Municipal
Bond Index                     0.89      3.23      5.05       5.79      5.68

Minnesota Portfolio            0.97      3.29      4.74       5.60      5.25
Lehman Brothers Municipal
Bond Index                     0.89      3.23      5.05       5.79      5.64

New Jersey Portfolio           1.23      3.48      3.68       5.18      4.99
Lehman Brothers Municipal
Bond Index                     0.89      3.23      5.05       5.79      5.64


(36) The Adviser provided Portfolio and benchmark performance return information for periods through June 30, 2006.

(37) The Lehman Brothers Municipal Index is a rules-based, market-value-weighted index engineered for the long-term tax-exempt bond market. To be included, bonds must be investment grade and be at least one year from maturity. The index has four main sectors: general obligation bonds, revenue bonds, insured bonds and pre-funded bonds. The index represents a national municipal bond index as opposed to a specific state index.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 183


Ohio Portfolio                 0.77      3.50      4.51      5.52       5.23
Lehman Brothers Municipal
Bond Index                     0.89      3.23      5.05      5.79       5.64

Pennsylvania Portfolio         0.92      3.62      4.97      5.71       5.56
Lehman Brothers Municipal
Bond Index                     0.89      3.23      5.05      5.79       5.64

Virginia Portfolio             1.80      4.09      5.15      5.95       6.37
Lehman Brothers Municipal
Bond Index                     0.89      3.23      5.05      5.79       6.05


CONCLUSION:

Based on the factors discussed above the Senior Officer's conclusion is that the proposed fees for the Portfolios are reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Portfolios is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: November 15, 2006


184 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II


THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------------
Wealth Strategies Funds
--------------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------------
Blended Style Funds
--------------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------------
Growth Funds
--------------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund
Small Cap Growth Portfolio

Global & International

Global Health Care Fund
Global Research Growth Fund
Global Technology Fund
Greater China '97 Fund
International Growth Fund
International Research Growth Fund

--------------------------------------------------
Value Funds
--------------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund
Growth & Income Fund
Small/Mid Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Real Estate Investment Fund*
Global Value Fund
International Value Fund

--------------------------------------------------
Taxable Bond Funds
--------------------------------------------------
Global Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Intermediate Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------------
Municipal Bond Funds
--------------------------------------------------
National                   Michigan
Insured National           Minnesota
Arizona                    New Jersey
California                 New York
Insured California         Ohio
Florida                    Pennsylvania
Massachusetts              Virginia

--------------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------------
Closed-End Funds
--------------------------------------------------
All-Market Advantage Fund
AllianceBernstein Global High Income Fund*
AllianceBernstein Income Fund*
ACM Managed Dollar Income Fund
ACM Managed Income Fund
California Municipal Income Fund
AllianceBernstein National Municipal Income Fund*
New York Municipal Income Fund
The Spain Fund

--------------------------------------------------
Retirement Strategies Funds
--------------------------------------------------
2000 Retirement Strategy
2005 Retirement Strategy
2010 Retirement Strategy
2015 Retirement Strategy
2020 Retirement Strategy
2025 Retirement Strategy
2030 Retirement Strategy
2035 Retirement Strategy
2040 Retirement Strategy
2045 Retirement Strategy


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

You should consider the investment objectives, risks, charges and expenses of any AllianceBernstein fund/portfolio carefully before investing. For free copies of our prospectuses, which contain this and other information, visit us online at www.alliancebernstein.com or contact your financial advisor. Please read the prospectus carefully before investing.

* Prior to January 26, 2007, AllianceBernstein Global High Income Fund was named Alliance World Dollar Government Fund II and AllianceBernstein Income Fund was named ACM Income Fund. Prior to March 1, 2007, Global Real Estate Investment Fund was named Real Estate Investment Fund. Prior to May 18, 2007, AllianceBernstein National Municipal Income Fund was named National Municipal Income Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II o 185


ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


     [LOGO]
ALLIANCEBERNSTEIN
   INVESTMENTS


MIFII-0152-0307




ITEM 2.        CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.


ITEM 3.        AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.


ITEM 4.        PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.


ITEM 5.        AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.        SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.        PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 10.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 11.       CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.       EXHIBITS.

The following exhibits are attached to this Form N-CSR:

               EXHIBIT NO.      DESCRIPTION OF EXHIBIT
-------------------------------------------------------------------------------
               12 (b) (1)       Certification of Principal Executive Officer
                                Pursuant to Section 302 of the Sarbanes-Oxley
                                Act of 2002

               12 (b) (2)       Certification of Principal Financial Officer
                                Pursuant to Section 302 of the Sarbanes-Oxley
                                Act of 2002

               12 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to
                                Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  AllianceBernstein Municipal Income Fund II

By:            /s/ Marc O. Mayer
               -----------------
               Marc O. Mayer
               President

Date:          May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:            /s/ Marc O. Mayer
               -----------------
               Marc O. Mayer
               President

Date:          May 30, 2007

By:            /s/ Joseph J. Mantineo
               -------------------------------------
               Joseph J. Mantineo
               Treasurer and Chief Financial Officer

Date:          May 30, 2007